Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2020

	SHARES	COST	FAIR VALUE
Equities — 0.4%*:

Common Stocks — 0.4%*:

Beverage, Food and Tobacco — 0.2%*:
CTI Foods Holding Co. LLC(a)	4,657	$495,155	$568,620

Broadcasting and Entertainment — 0.1%*:
Technicolor SA(b)	74,089	33,928	111,188

Finance — 0.1%*:
Don Jersey Topco Ltd.(b)	292,469	195,071	245,302
Travelex Topco Ltd.(a),(b)	880	—	—

Total Finance	293,349	195,071	245,302

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC(a)	1,769	171,860	—

Oil and Gas — 0.0%*:
Fieldwood Energy LLC	6,469	226,415	65
Fieldwood Energy LLC	26,365	568,599	263
Sabine Oil & Gas LLC	394	22,597	5,122
Templar Energy LLC(a)	8,763	50,647	—
Templar Energy LLC(a)	7,121	56,021	—

Total Oil and Gas	49,112	924,279	5,450

Total Common Stocks	422,976	1,820,293	930,560

Limited Partnership — 0.0%*:

Chemicals, Plastics and Rubber — 0.0%*:
Pinnacle Operating Corp., earnout shares(a)	40,420	—	—

Warrants — 0.0%*:

Broadcasting and Entertainment — 0.0%*:
Technicolor WTS (exp. December 31, 2099)(b)	14,662	—	22,004

Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)(a)	449	—	—
Appvion Holdings Corp. (exp. June 13, 2023)(a)	449	—	—

Total Diversified/Conglomerate Manufacturing	898	—	—

Total Warrants	15,560	—	22,004

Total Equities	478,956	1,820,293	952,564

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.8%*:

Bank Loans — 89.2%*(c):

Aerospace and Defense — 0.9%*:
TransDigm, Inc., 1M LIBOR + 2.250%	2.40%	12/9/2025	1,496,231	1,376,569	1,412,068
TransDigm, Inc., 1M LIBOR + 2.250%	2.40	5/31/2025	491,250	489,595	463,558

Total Aerospace and Defense			1,987,481	1,866,164	1,875,626

Automobile — 1.4%*:
BCA Marketplace plc, LIBOR - GBP + 4.750%(b)	4.84	11/13/2026	500,000	622,146	611,909

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Automobile (continued):
DexKo Global, Inc., 1M LIBOR + 3.500%	4.50%	7/24/2024	302,661	$304,160	$295,473
Panther BF Aggregator 2 LP, 1M LIBOR + 3.500%	3.65	4/30/2026	1,136,667	1,129,310	1,105,761
US Farathane LLC, 3M LIBOR + 3.500%	4.50	12/23/2021	1,100,292	1,102,370	949,552

Total Automobile			3,039,620	3,157,986	2,962,695

Beverage, Food and Tobacco — 3.1%*:
Amphora Finance Ltd., LIBOR - GBP + 4.750%(b)	4.80	5/31/2025	500,000	661,859	585,767
CTI Foods Holding Co, LLC, 3M LIBOR + 7.000%(a)	8.00	5/3/2024	311,616	307,215	311,616
CTI Foods Holding Co, LLC, 3M LIBOR + 9.000%(a)	10.00	5/3/2024	201,179	201,179	189,108
Deoleo S.A., EURIBOR(a),(b)	Zero Coupon	4/30/2021	231,063	116,714	—
Deoleo S.A., 3M EURIBOR + 4.000%(b)	5.00	6/24/2025	144,932	163,418	155,968
Deoleo S.A., 3M EURIBOR + 3.000%(b)	3.50	6/24/2026	66,975	75,517	116,413
IRB Holding Corp., 3M LIBOR + 2.750%	3.75	2/2/2025	2,549,853	2,555,372	2,430,494
Sunshine Investments B.V., 3M LIBOR + 3.250%(b)	3.51	3/28/2025	155,877	155,375	152,078
Welbilt, Inc., 1M LIBOR + 2.500%	2.65	10/23/2025	1,000,000	880,205	907,810
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	4.75	7/1/2021	2,307,136	2,259,551	1,902,672

Total Beverage, Food and Tobacco			7,468,631	7,376,405	6,751,926

Broadcasting and Entertainment — 4.7%*:
A-L Parent LLC, 1M LIBOR + 3.250%	4.25	12/1/2023	1,984,536	1,846,499	1,681,061
AVSC Holding Corp., 6M LIBOR + 4.500%	5.50	10/15/2026	510,409	501,533	382,807
Banijay Entertainment S.A.S, 1M LIBOR + 3.750%(b)	3.91	3/1/2025	1,312,309	1,316,530	1,282,782
Clear Channel Outdoor Holdings, Inc., 3M LIBOR + 3.500%	3.76	8/21/2026	1,983,534	1,935,611	1,800,553
CSC Holdings, LLC, 1M LIBOR + 2.250%	2.40	7/15/2025	1,159,477	1,147,848	1,119,718
iHeartCommunications, Inc., 1M LIBOR + 3.000%	3.16	5/1/2026	997,488	962,695	944,341
Imagina Media Audiovisual, S.L., 6M EURIBOR + 4.750%(b)	4.75	6/26/2025	500,000	572,270	534,930
Imagina Media Audiovisual, S.L., 6M EURIBOR + 7.500%(b)	7.50	12/26/2024	500,000	551,594	473,195
Radiate Holdco, LLC, 1M LIBOR + 3.500%	4.25	9/10/2026	479,870	471,974	470,872
Technicolor SA, 3M EURIBOR + 3.000%(b)	3.00	12/31/2024	232,610	219,614	214,088
Technicolor SA, 6M EURIBOR + 6.000%(b)	6.00	6/30/2024	401,512	392,388	477,202
Terrier Media Buyer, Inc., 1M LIBOR + 4.250%	4.40	12/17/2026	710,481	707,318	691,959

Total Broadcasting and Entertainment			10,772,226	10,625,874	10,073,508

Buildings and Real Estate — 3.6%*:
Core & Main L.P., 6M LIBOR + 2.750%	3.75	8/1/2024	1,953,661	1,958,549	1,910,309

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Buildings and Real Estate (continued):
GYP Holdings III Corp., 1M LIBOR + 2.750%	2.90%	6/1/2025	2,202,906	$2,198,542	$2,160,500
Quikrete Holdings, Inc., 1M LIBOR + 2.500%	2.65	1/31/2027	1,488,750	1,489,051	1,447,184
SRS Distribution, Inc., 3M LIBOR + 3.000%	3.15	5/23/2025	2,404,327	2,393,329	2,336,333

Total Buildings and Real Estate			8,049,644	8,039,471	7,854,326

Cargo Transport — 0.8%*:
Kenan Advantage Group, Inc., 1M LIBOR + 3.000%	4.00	7/31/2022	1,904,846	1,906,499	1,827,643

Chemicals, Plastics and Rubber — 5.2%*:
Allnex (Luxembourg) & Cy S.C.A., 3M LIBOR + 3.250%	4.00	9/13/2023	356,967	356,210	347,150
Allnex USA, Inc., 3M LIBOR + 3.250%	4.00	9/13/2023	268,001	267,433	260,631
Colouroz Investment 1 GmbH, 3M EURIBOR + 4.250%(b)	5.00	9/21/2023	321,965	381,284	345,778
Consolidated Energy Finance S.A., 1M LIBOR + 2.500%	2.66	5/7/2025	1,466,043	1,435,480	1,332,266
Diamond (BC) B.V., 3M EURIBOR + 3.250%	3.25	9/6/2024	974,944	1,139,586	1,085,210
Flint Group GmbH, 3M EURIBOR + 4.250%(b)	5.00	9/21/2023	747,996	859,984	803,321
Flint Group GmbH, 3M LIBOR + 4.250%, PIK(b)	3.00-5.25	9/21/2023	520,474	505,608	469,406
Flint Group US LLC, 3M LIBOR + 4.250%, PIK(b)	3.00-5.25	9/21/2023	3,023,635	2,937,628	2,726,956
GrafTech Finance, Inc., 1M LIBOR + 3.500%	4.50	2/12/2025	1,299,430	1,282,076	1,281,017
Novacap S.A., 6M EURIBOR + 3.500%(b)	3.50	6/22/2023	1,000,000	1,137,670	1,129,949
Polar US Borrower, LLC, 1M LIBOR + 4.750%	4.91	10/15/2025	825,818	825,818	792,786
Solenis Holdings LLC, 3M LIBOR + 4.000%	4.26	6/26/2025	626,923	622,649	611,250

Total Chemicals, Plastics and Rubber			11,432,196	11,751,426	11,185,720

Containers, Packaging and Glass — 5.6%*:
Albea Beauty Holdings S.A., 3M LIBOR + 3.000%(b)	4.00	4/22/2024	202,233	202,083	191,110
Berry Global, Inc., 1M LIBOR + 2.000%	2.16	7/1/2026	735,028	736,115	712,154
BWAY Holding Co., 3M LIBOR + 3.250%	3.52	4/3/2024	2,923,408	2,912,891	2,738,882
Flex Acquisition Co., Inc., 3M LIBOR + 3.000%	4.00	12/29/2023	1,360,304	1,368,276	1,327,997
Flex Acquisition Co., Inc., 3M LIBOR + 3.250%	3.55	6/29/2025	852,140	828,563	825,511
Graham Packaging Co. Inc., 1M LIBOR + 3.750%	4.50	8/4/2027	528,571	524,692	524,829
ProAmpac PG Borrower LLC, 3M LIBOR + 3.500%	4.50	11/18/2023	1,218,009	1,218,100	1,200,957
ProAmpac PG Borrower LLC, 2M LIBOR + 8.500%	9.50	11/18/2024	750,000	744,180	699,847

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Containers, Packaging and Glass (continued):
Reynolds Consumer Products LLC, 1M LIBOR + 1.750%	1.90%	1/30/2027	271,687	$271,379	$267,952
Reynolds Group Holdings, Inc., 1M LIBOR + 2.750%	3.83-5.00	2/5/2023	1,139,782	1,142,833	1,124,543
Roy Bidco ApS, EURIBOR + 3.500%(b)	3.50	8/23/2024	1,000,000	1,154,802	1,116,758
Trident TPI Holdings, Inc., 3M LIBOR + 3.000%	4.00	10/17/2024	1,488,504	1,471,013	1,449,431

Total Containers, Packaging and Glass			12,469,666	12,574,927	12,179,971

Diversified/Conglomerate Manufacturing — 2.5%*:
Amer Sports Oyj, 6M EURIBOR + 4.500%(b)	4.50	3/30/2026	500,000	563,765	523,370
LSF10 XL Bidco S.C.A., 3M EURIBOR + 4.000%(b)	4.00	10/12/2026	1,500,000	1,634,595	1,674,504
LTI Holdings, Inc., 1M LIBOR + 3.500%	3.65	9/6/2025	1,101,485	1,087,863	1,021,451
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	4.50	4/26/2024	1,355,080	1,356,576	1,327,979
SGB-SMIT Management GmbH, 6M EURIBOR + 4.500%, PIK(b)	2.50-4.50	7/18/2024	503,117	507,659	342,130
Wilsonart LLC, 3M LIBOR + 3.250%	4.25	12/19/2023	592,618	592,940	586,692

Total Diversified/Conglomerate Manufacturing			5,552,300	5,743,398	5,476,126

Diversified/Conglomerate Service — 8.4%*:
Allied Universal Holdco LLC, 1M LIBOR + 4.250%	4.40	7/10/2026	525,451	521,688	519,072
Cornerstone OnDemand, Inc., 1M LIBOR + 4.250%	4.41	4/22/2027	500,000	485,750	498,645
Cvent, Inc., 1M LIBOR + 3.750%	3.90	11/29/2024	1,362,712	1,023,912	1,227,408
EAB Global, Inc., 3M LIBOR + 3.750%	4.75	11/15/2024	738,172	735,992	701,263
Epicor Software Corp., 1M LIBOR + 4.250%	5.25	7/30/2027	292,650	286,917	291,960
Financial & Risk US Holdings, Inc., 1M LIBOR + 3.250%	3.40	10/1/2025	977,538	949,672	966,892
Finastra USA, Inc., 6M LIBOR + 7.250%	8.25	6/13/2025	6,482	6,559	6,071
Finastra USA, Inc., 3M LIBOR + 3.500%	4.50	6/13/2024	3,441,580	3,322,393	3,210,134
I-Logic Technologies Bidco Ltd., 3M LIBOR + 2.750%	3.75	12/21/2024	1,008,009	1,011,634	977,769
Informatica LLC, 1M LIBOR + 3.250%	3.41	2/25/2027	995,000	990,437	971,836
Informatica LLC, 1M LIBOR + 3.250%	7.13	2/25/2025	350,242	348,694	355,205
MH Sub I LLC, 1M LIBOR + 3.500%	3.65	9/13/2024	2,015,090	2,008,771	1,957,156
Mitchell International, Inc., 1M LIBOR + 3.250%	3.40	11/29/2024	1,491,088	1,453,119	1,422,289
Project Leopard Holdings, Inc., 3M LIBOR + 4.500%	5.50	7/7/2023	1,465,171	1,469,416	1,435,867
Surf Holdings, LLC, 3M LIBOR + 3.500%(b)	3.75	3/5/2027	183,930	183,507	179,562
TMF Group Holding B.V., 6M EURIBOR + 3.250%(b)	3.25	5/5/2025	500,000	584,743	564,974
Ultimate Software Group, Inc. (The), 3M LIBOR + 4.000%	4.75	5/4/2026	1,000,000	985,613	996,380

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Diversified/Conglomerate Service (continued):
Verisure Holding AB, 6M EURIBOR + 3.000%(b)	3.00%	10/21/2022	1,692,605	$1,971,150	$1,959,510

Total Diversified/Conglomerate Service			18,545,720	18,339,967	18,241,993

Electronics — 3.7%*:
By Crown Parent, LLC, 1M LIBOR + 3.000%	4.00	1/30/2026	966,912	962,207	953,617
EXC Holdings III Corp., 3M LIBOR + 3.500%	4.50	11/30/2024	483,498	486,941	477,154
Greeneden U.S. Holdings II LLC, 1M LIBOR + 3.250%	3.40	12/1/2023	1,484,502	1,491,233	1,479,558
Omnitracs, Inc., 3M LIBOR + 2.750%	2.98	3/21/2025	1,468,909	1,466,791	1,414,560
Renaissance Holding Corp., 1M LIBOR + 3.250%	3.40	5/31/2025	731,900	731,900	703,846
Sophia, L.P., 1M LIBOR + 3.750%	4.50	10/6/2027	344,860	342,273	342,360
SS&C Technologies Inc., 1M LIBOR + 1.750%	1.90	4/16/2025	470,108	469,273	454,830
Tibco Software Inc., 1M LIBOR + 3.750%	3.90	6/30/2026	997,500	964,679	971,316
Tibco Software Inc., 1M LIBOR + 7.250%	7.41	3/3/2028	385,441	383,648	375,805
Veritas US Inc., 3M EURIBOR + 5.500%	6.50	9/1/2025	750,000	867,924	859,060

Total Electronics			8,083,630	8,166,869	8,032,106

Finance — 1.8%*:
Deerfield Dakota Holding LLC, 1M LIBOR + 3.750%	4.75	4/9/2027	331,533	325,134	329,117
Deerfield Dakota Holding LLC, 1M LIBOR + 8.000%	9.00	3/6/2027	1,000,000	985,870	1,015,000
NFP Corp., 1M LIBOR + 3.250%	3.40	2/14/2027	1,487,597	1,480,830	1,426,858
Tempo Acquisition LLC, 1M LIBOR + 2.750%	2.91	5/1/2024	1,081,621	1,084,233	1,053,229

Total Finance			3,900,751	3,876,067	3,824,204

Healthcare, Education and Childcare — 13.9%*:
Advanz Pharma Corp., 1M LIBOR + 5.500%(b)	6.50	9/6/2024	2,256,000	2,231,117	2,185,500
Advanz Pharma Corp., 3M EURIBOR + 5.250%(b)	6.25	9/6/2024	480,000	555,844	565,590
Aenova Holding GmbH, 6M EURIBOR + 5.000%(b)	5.00	3/6/2025	500,000	536,889	583,587
Amneal Pharmaceuticals LLC, 1M LIBOR + 3.500%	3.69	5/4/2025	1,481,056	1,393,578	1,392,193
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	6.00	7/5/2023	1,374,312	1,371,829	1,268,669
Auris Luxembourg III Sarl, 1M LIBOR + 3.750%(b)	3.90	2/27/2026	985,002	981,168	906,202
Aveanna Healthcare, LLC, 3M LIBOR + 5.500%	6.50	3/18/2024	1,273,913	1,263,713	1,196,739
Change Healthcare Holdings LLC, 1M LIBOR + 2.500%	3.50	3/1/2024	1,328,405	1,325,523	1,298,729
CTC AcquiCo GmbH, 3M LIBOR + 3.000%(b)	3.26	3/8/2025	1,250,000	1,231,411	1,181,775
Endo Luxembourg Finance Co. I S.a r.l., 3M LIBOR + 4.250%	5.00	4/27/2024	2,142,035	2,130,109	2,034,934

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Healthcare, Education and Childcare (continued):
Envision Healthcare Corp., 1M LIBOR + 3.750%	3.90%	10/11/2025	593,910	$335,072	$427,087
Fugue Finance B.V., 3M EURIBOR + 3.250%(b)	3.25	8/31/2024	500,000	541,077	563,298
Horizon Therapeutics USA, Inc., 1M LIBOR + 2.000%	2.19	5/22/2026	494,267	496,075	488,706
Indivior Finance Sarl, 3M LIBOR + 4.500%	5.50	12/19/2022	780,905	775,789	756,501
Lifescan Global Corp., 6M LIBOR + 6.000%	7.18	9/28/2024	351,000	343,953	330,291
Mallinckrodt International Finance S.A., 3M LIBOR + 2.750%	3.50	9/24/2024	356,292	354,795	298,174
Netsmart Technologies, Inc., 1M LIBOR + 4.000%	4.75	9/30/2027	823,877	819,757	819,963
Nidda Healthcare Holding AG, LIBOR - GBP + 4.500%(b)	4.57	8/21/2026	500,000	652,772	625,819
Nidda Healthcare Holding AG, 3M EURIBOR + 3.500%(b)	3.50	8/21/2026	1,000,000	1,084,433	1,143,138
Orphea Ltd., LIBOR - GBP + 4.500%(b)	4.59-5.56	7/21/2023	500,000	619,117	625,684
Ortho-Clinical Diagnostics SA, 1M LIBOR + 3.250%	3.41	6/30/2025	2,378,082	2,363,773	2,272,257
Parexel International Corp., 1M LIBOR + 2.750%	2.90	9/29/2024	2,266,045	2,227,468	2,171,165
RegionalCare Hospital Partners Holdings, Inc., 1M LIBOR + 3.750%	3.90	11/16/2025	857,941	862,754	832,203
Rodenstock GmbH, 3M EURIBOR + 5.250%(b)	5.25	6/30/2026	500,000	557,426	574,500
Surgery Center Holdings, Inc., 1M LIBOR + 3.250%	4.25	9/2/2024	1,488,491	1,488,968	1,399,182
Team Health Holdings, Inc., 1M LIBOR + 2.750%	3.75	2/6/2024	1,942,141	1,910,859	1,623,844
Tunstall Group Holdings Ltd., 6M EURIBOR + 5.000%(b)	5.00	6/30/2025	321,190	377,864	376,579
Unilabs Holding AB, EURIBOR + 3.000%(b)	3.00	4/19/2024	500,000	576,043	568,802
Verscend Holding Corp., 1M LIBOR + 4.500%	4.65	8/27/2025	1,496,183	1,471,093	1,479,351

Total Healthcare, Education and Childcare			30,721,047	30,880,269	29,990,462

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.0%*:
Serta Simmons Bedding LLC, 1M LIBOR + 7.500%	8.50	8/10/2023	1,521,420	1,521,420	1,236,915
SIWF Holdings Inc., 3M LIBOR + 4.250%	4.47	6/15/2025	979,950	986,589	939,938

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			2,501,370	2,508,009	2,176,853

Hotels, Motels, Inns and Gaming — 4.3%*:
Caesars Resort Collection LLC, 1M LIBOR + 4.500%	4.69-4.77	7/21/2025	732,742	711,615	708,115

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Hotels, Motels, Inns and Gaming (continued):
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	2.90%	12/23/2024	1,968,305	$1,963,028	$1,839,223
Compass IV Ltd., 6M EURIBOR + 4.500%(b)	4.50	4/30/2025	500,000	599,608	548,706
Compass IV Ltd., 6M EURIBOR + 8.000%(b)	9.00	4/30/2026	500,000	590,512	474,842
Golden Nugget, Inc., 1M LIBOR + 2.500%	3.25	10/4/2023	313,976	257,204	279,106
HNVR Holdco Ltd., 6M EURIBOR + 4.250%(b)	4.25	9/12/2023	500,000	419,769	420,482
Penn National Gaming, Inc., 1M LIBOR + 2.250%	3.00	10/15/2025	1,990,543	1,986,624	1,931,543
Richmond UK Bidco Ltd., LIBOR - GBP + 4.250%(b)	4.34	3/3/2024	482,094	609,263	558,824
Rouge Beachhouse B.V., 6M EURIBOR + 5.000%(b)	5.00	9/4/2025	500,000	586,575	576,699
Station Casinos LLC, 1M LIBOR + 2.250%	2.40	2/8/2027	1,000,000	970,869	954,000
Tackle Sarl, 3M EURIBOR + 3.500%(b)	3.50	8/8/2022	974,537	1,091,373	1,126,885

Total Hotels, Motels, Inns and Gaming			9,462,197	9,786,440	9,418,425

Insurance — 3.9%*:
Acrisure LLC, 1M LIBOR + 3.500%	3.66	2/15/2027	1,493,747	1,468,514	1,439,599
Alliant Holdings Intermediate LLC, 1M LIBOR + 2.750%	2.90	5/9/2025	2,252,912	2,259,671	2,185,054
AssuredPartners, Inc., 1M LIBOR + 3.500%	3.65	2/13/2027	1,752,687	1,760,658	1,699,475
Confie Seguros Holding II Co., 1M LIBOR + 8.500%	8.66	11/2/2025	1,633,626	1,609,827	1,245,640
Hub International Ltd., 3M LIBOR + 3.000%	3.26	4/25/2025	1,496,173	1,470,100	1,444,092
Ryan Specialty Group, LLC, 1M LIBOR + 3.250%	4.00	9/1/2027	437,360	430,859	432,715

Total Insurance			9,066,505	8,999,629	8,446,575

Leisure, Amusement, Entertainment — 7.5%*:
AMC Entertainment Holdings, Inc., 3M LIBOR + 3.000%	3.22	4/22/2026	1,266,236	996,761	808,416
Columbus Capital BV, EURIBOR + 3.750%(b)	3.75	3/5/2027	500,000	559,494	412,737
Crown Finance US, Inc., 6M LIBOR + 2.500%	2.52	2/28/2025	2,071,685	2,053,641	1,369,612
Delta 2 (LUX) Sarl, 1M LIBOR + 2.500%(b)	2.50	2/1/2024	1,394,967	1,397,682	1,350,216
Dorna Sports, S.L., 6M EURIBOR + 3.250%(b)	3.25	5/3/2024	978,282	1,093,771	1,114,366
Golden Entertainment, Inc., 1M LIBOR + 3.000%	3.75	10/20/2024	432,061	393,069	413,158
International Park Holdings B.V., 6M EURIBOR + 3.500%(b)	3.50	6/13/2024	500,000	580,575	484,697
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	5.50	7/3/2026	3,000,000	2,981,218	2,898,750
Parques Reunidos SAU, 6M EURIBOR + 3.750%(b)	3.75	9/16/2026	500,000	545,961	477,187
Playtika Holding Corp., 6M LIBOR + 6.000%	7.07	12/10/2024	561,458	552,038	561,251

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Leisure, Amusement, Entertainment (continued):
PUG LLC, 1M LIBOR + 3.500%	3.65%	2/12/2027	974,252	$969,809	$855,714
SeaWorld Parks & Entertainment, Inc., 1M LIBOR + 3.000%	3.15	3/31/2024	2,514,164	2,508,071	2,333,974
Vacalians Group, 3M EURIBOR + 4.000%(b)	4.00	12/4/2025	500,000	565,135	475,428
Vue International Bidco PLC, EURIBOR + 4.750%(b)	4.75	6/30/2026	423,797	473,940	380,804
William Morris Endeavor Entertainment, LLC, 1M LIBOR + 2.750%	2.90	5/18/2025	2,284,911	2,261,449	1,945,031
WMG Acquisition Corp., 1M LIBOR + 2.125%	2.27	11/1/2023	309,206	308,970	303,409

Total Leisure, Amusement, Entertainment			18,211,019	18,241,584	16,184,750

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.9%*:
Alison Bidco S.a.r.l., 3M LIBOR + 4.500%(b)	5.50	8/29/2021	121,164	121,007	88,564
Alison Bidco Sarl, 3M EURIBOR + 4.500%(b)	5.50	8/30/2021	846,944	983,008	781,162
Alison Bidco Sarl, 3M LIBOR + 4.500%(b)	5.50	8/29/2021	121,164	121,006	88,564
Apex Tool Group, LLC, 1M LIBOR + 5.250%	6.50	8/1/2024	1,335,429	1,315,171	1,263,316
Titan Acquisition Ltd., 3M LIBOR + 3.000%(b)	3.22	3/28/2025	1,948,641	1,947,197	1,835,990

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			4,373,342	4,487,389	4,057,596

Mining, Steel, Iron and Non-Precious Metals — 0.3%*:
Boomerang Tube, LLC, 1M LIBOR + 5.000%(a)	5.16	6/30/2022	63,430	63,430	5,074
US Silica Co., 1M LIBOR + 4.000%	5.00	5/1/2025	862,529	869,690	718,323

Total Mining, Steel, Iron and Non-Precious Metals			925,959	933,120	723,397

Oil and Gas — 0.6%*:
Fieldwood Energy LLC, 3M LIBOR + 7.250%	7.25	4/11/2023	864,968	586,272	199
Gulf Finance LLC, 1M LIBOR + 5.250%	6.25	8/25/2023	1,619,376	1,537,813	1,137,612
KCA Deutag Alpha Ltd., 1M LIBOR + 6.750%(b)	7.75	2/28/2023	491,250	489,985	224,609

Total Oil and Gas			2,975,594	2,614,070	1,362,420

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Coty Inc., 1M LIBOR + 2.250%	2.41	4/7/2025	1,474,887	1,435,848	1,313,578

Personal Transportation — 1.6%*:
American Airlines, Inc., 1M LIBOR + 2.000%	2.15	4/28/2023	1,969,283	1,960,805	1,605,950
Kestrel Bidco, Inc., 6M LIBOR + 3.000%(b)	4.00	12/11/2026	2,111,553	2,114,525	1,824,994

Total Personal Transportation			4,080,836	4,075,330	3,430,944

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Printing and Publishing — 1.0%*:
Houghton Mifflin Harcourt Publishing Co., 1M LIBOR + 6.250%	7.25%	11/19/2024	292,028	$282,285	$270,564
Springer Nature Deutschland GmbH, 1M EURIBOR + 3.250%(b)	3.75	8/14/2024	1,658,998	1,851,086	1,929,122

Total Printing and Publishing			1,951,026	2,133,371	2,199,686

Retail Stores — 3.4%*:
Bass Pro Group, LLC, 3M LIBOR + 5.000%	5.75	9/25/2024	1,475,917	1,449,260	1,460,243
EG America LLC, 3M LIBOR + 4.000%(b)	4.22	2/6/2025	1,078,002	1,074,543	1,054,587
EG Group Ltd., 3M LIBOR + 4.000%(b)	4.22	2/7/2025	219,430	219,084	214,664
Eyemart Express LLC, 1M LIBOR + 3.000%	4.00	8/2/2024	979,798	982,641	946,318
Harbor Freight Tools USA, Inc., 1M LIBOR + 2.500%	3.25	8/18/2023	1,979,210	1,942,046	1,948,592
Kirk Beauty One GmbH, 3M EURIBOR + 3.500%(b)	3.50	8/13/2022	1,106,742	1,216,944	1,160,950
Thom Europe S.A.S, 3M EURIBOR + 4.250%(b)	4.25	8/7/2024	500,000	577,726	548,366

Total Retail Stores			7,339,099	7,462,244	7,333,720

Telecommunications — 6.6%*:
Banff Merger Sub, Inc., 1M LIBOR + 4.250%	4.40	10/2/2025	982,500	975,472	951,463
CenturyLink, Inc., 1M LIBOR + 2.250%	2.40	3/15/2027	1,543,247	1,477,618	1,480,143
CommScope, Inc., 1M LIBOR + 3.250%	3.40	4/6/2026	1,987,389	1,982,105	1,933,094
Consolidated Communications, Inc., 1M LIBOR + 4.750%	5.75	10/17/2027	384,783	379,012	380,335
Digicel International Finance Ltd., 6M LIBOR + 3.250%(b)	3.80	5/25/2024	151,819	152,548	132,937
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	5.00	11/21/2024	1,396,264	1,387,911	1,367,752
ION Trading Technologies Sarl, 6M EURIBOR + 3.250%	4.25	11/21/2024	1,364,675	1,548,315	1,566,300
Lorca Finco plc, 1M LIBOR + 4.250%(b)	4.25	7/31/2027	500,000	580,038	583,294
Syniverse Holdings, Inc., 3M LIBOR + 5.000%	6.00	3/9/2023	1,115,900	1,121,068	856,453
Syniverse Holdings, Inc., 3M LIBOR + 9.000%	10.00	3/11/2024	2,175,482	1,826,651	1,169,321
UPC Broadband Holding B.V., 1M LIBOR + 3.500%(b)	3.73	1/31/2029	1,000,000	990,000	969,000
Virgin Media Bristol LLC, 1M LIBOR + 3.250%(b)	3.48	1/31/2029	526,525	518,627	517,064
Virgin Media SFA Finance Ltd., LIBOR - GBP + 3.250%(b)	3.30	11/15/2027	1,250,000	1,725,818	1,555,016
Zayo Group Holdings, Inc., 1M LIBOR + 3.000%	3.15	3/9/2027	961,487	959,276	931,787

Total Telecommunications			15,340,071	15,624,459	14,393,959

Utilities — 0.9%*:
Calpine Corp., 1M LIBOR + 2.000%	2.15	8/12/2026	220,623	219,697	213,980
Edgewater Generation, L.L.C., 1M LIBOR + 3.750%	3.90	12/13/2025	614,935	596,631	595,939

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Utilities (continued):
ExGen Renewables IV, LLC, 3M LIBOR + 3.000%	4.00%		11/28/2024	1,089,180	$1,082,571	$1,086,120

Total Utilities				1,924,738	1,898,899	1,896,039

Total Bank Loans				203,554,401	204,505,714	193,214,248

Corporate Bonds — 5.6%*:

Automobile — 0.5%*:
AA Bond Co. Ltd.(b)	5.50		7/31/2022	700,000	913,443	821,953
RAC Bond Co. PLC(b)	5.00		11/6/2022	200,000	254,257	247,612

Total Automobile				900,000	1,167,700	1,069,565

Broadcasting and Entertainment — 0.4%*:
Tele Columbus AG(b)	3.88		5/2/2025	800,000	868,322	892,926

Containers, Packaging and Glass — 0.1%*:
Bormioli Pharma Bidco SpA, 3M EURIBOR + 3.500%(b)	3.50	(d)	11/15/2024	100,000	103,974	110,797
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(e)	5.13		7/15/2023	178,000	178,000	180,225

Total Containers, Packaging and Glass				278,000	281,974	291,022

Diversified/Conglomerate Manufacturing — 0.2%*:
Appvion ESC(a),(f)	9.00		6/1/2025	460,000	460,000	—
Fabric BC SpA, 3M EURIBOR + 4.125%(b)	4.13	(d)	8/31/2026	100,000	109,975	112,738
Galapagos S.A.(a),(b),(f)	4.27		6/15/2021	20,000	27,263	—
Mangrove Luxco III Sarl(b)	7.78		10/9/2025	265,415	251,037	280,067

Total Diversified/Conglomerate Manufacturing				845,415	848,275	392,805

Diversified/Conglomerate Service — 0.6%*:
Algeco Global Finance PLC, 3M EURIBOR + 6.250%(b)	6.25	(d)	2/15/2023	150,000	183,515	171,471
Carlson Travel, Inc., 3M EURIBOR + 4.750%	4.75	(d)	6/15/2025	1,200,000	1,371,459	1,020,031

Total Diversified/Conglomerate Service				1,350,000	1,554,974	1,191,502

Electronics — 0.4%*:
Veritas US, Inc./Veritas Bermuda Ltd.(e)	7.50		2/1/2023	817,000	829,614	815,129

Finance — 1.1%*:
Arrow Global Finance PLC(b)	5.13		9/15/2024	500,000	627,700	608,645
Cabot Financial Luxembourg SA	7.50		10/1/2023	300,000	411,248	390,329
Garfunkelux Holdco 3 S.A.(b)	8.50		11/1/2022	850,000	1,097,604	1,005,774
Jerrold Finco PLC(b)	6.13		1/15/2024	100,000	124,555	121,938
Travelex Financing PLC(a),(b),(f)	8.00		5/15/2022	250,000	274,580	5,862
Travelex Issuerco Ltd.(b)	5.00		8/3/2025	110,000	119,227	205,811

Total Finance				2,110,000	2,654,914	2,338,359

Healthcare, Education and Childcare — 0.1%*:
Tenet Healthcare Corp.	4.63		7/15/2024	255,000	254,357	256,275

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.2%*:
LSF9 Balta Issuer Sarl(b)	7.75		9/15/2022	445,500	532,399	405,605

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Hotels, Motels, Inns and Gaming — 0.3%*:
TVL Finance PLC, 3M GBP LIBOR + 5.375%(b)	5.46	(d)%	7/15/2025	600,000	$759,201	$580,657

Leisure, Amusement, Entertainment — 0.3%*:
CPUK Finance Ltd.(b)	4.88		8/28/2025	600,000	791,268	722,119

Oil and Gas — 0.5%*:
CGG Holding US, Inc.(b),(e)	9.00		5/1/2023	500,000	517,897	498,750
KCA Deutag UK Finance PLC(b),(e),(f)	9.88		4/1/2022	1,000,000	1,010,545	480,000

Total Oil and Gas				1,500,000	1,528,442	978,750

Personal Transportation — 0.1%*:
Naviera Armas S.A., 3M EURIBOR + 6.500%(b)	6.50	(d)	7/31/2023	250,000	290,588	159,019
Naviera Armas SA, 3M EURIBOR + 4.250%(b)	4.25	(d)	11/15/2024	250,000	296,118	150,871

Total Personal Transportation				500,000	586,706	309,890

Retail Stores — 0.5%*:
House of Fraser Funding PLC, 3M GBP LIBOR + 5.75%(b),(f)	5.95	(d)	9/15/2020	300,000	434,213	11,613
Takko Luxembourg 2 SCA(b)	5.38		11/15/2023	1,200,000	1,328,557	1,105,686

Total Retail Stores				1,500,000	1,762,770	1,117,299

Telecommunications — 0.1%*:
Lorca Telecom Bondco SAU(b)	4.00		9/18/2027	200,000	233,250	239,180

Utilities — 0.2%*:
Viridian Group Finance Co. PLC/Viridian Power & Energy(b)	4.75		9/15/2024	350,000	436,858	444,642

Total Corporate Bonds				13,050,915	15,091,024	12,045,725

Total Fixed Income				216,605,316	219,596,738	205,259,973

Total Investments				217,084,272	221,417,031	206,212,537

Other assets and liabilities – 4.8%*						10,335,130

Net Assets – 100.0%						$216,547,667

PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	71.8%
United Kingdom	8.8%
Germany	8.7%
France	2.8%
Spain	2.4%
Canada	1.8%
Sweden	0.9%
Other (Individually less than 1%)	2.8%

Total	100.0%

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

(c)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2020. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2020.
(e)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Defaulted security.

A summary of outstanding derivatives at September 30, 2020 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/14/20	Morgan Stanley & Co.	EUR	471,813	$553,314	$557,796	$(4,482)
10/14/20	Canadian Imperial Bank of Commece	GBP	527,966	681,301	698,695	(17,394)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(21,876)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
10/14/20	Morgan Stanley & Co.	EUR	30,658,088	$35,953,983	$36,245,313	$291,330
10/14/20	Morgan Stanley & Co.	GBP	8,474,371	10,935,537	11,212,705	277,168

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$568,498

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2020

				SHARES	COST	FAIR VALUE
Equities — 0.5%*:

Common Stocks — 0.5%*:

Diversified/Conglomerate Service — 0.0%*:
Innovation Group(a),(b)				403,550	$—	$—

Finance — 0.1%*:
Don Jersey Topco Ltd.(b)				257,069	171,459	215,611
Travelex Topco Ltd.(a),(b)				3,672	—	—

Total Finance				260,741	171,459	215,611

Healthcare, Education and Childcare — 0.0%*:
MModal, Inc.(a)				4,725	10,631	3,213

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC(a)				1,769	171,860	—

Oil and Gas — 0.1%*:
Fieldwood Energy LLC				15,071	325,034	151
Fieldwood Energy LLC				3,698	129,430	37
Jupiter Resources, Inc.(b)				120,272	581,286	90,204

Total Oil and Gas				139,041	1,035,750	90,392

Retail Stores — 0.3%*:
Maxeda DIY B.V.(a),(b)				10,446	—	57,685
Maxeda DIY B.V.(a),(b)				18,859,871	373,738	442,245

Total Retail Stores				18,870,317	373,738	499,930

Total Common Stocks				19,680,143	1,763,438	809,146

Limited Partnership — 0.0%*:

Chemicals, Plastics and Rubber — 0.0%*:
Pinnacle Operating Corp., earnout shares(a)				48,505	—	—

Warrants — 0.0%*:

Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)(a)				488	—	—
Appvion Holdings Corp. (exp. June 13, 2023)(a)				488	—	—

Total Diversified/Conglomerate Manufacturing				976	—	—

Total Warrants				976	—	—

Total Equities				19,729,624	1,763,438	809,146

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 93.9%*:

Asset-Backed Securities — 8.2%*:

CDO/CLO — 8.2%*:
Alinea CLO 2018-1 Ltd., 3M USD LIBOR + 6.000%(c)	6.27	(d)%	7/20/2031	1,250,000	1,260,414	1,082,372
Anchorage Capital CLO 9 Ltd., 3M USD LIBOR + 4.000%(c)	4.28	(d)	7/15/2032	1,250,000	1,226,251	1,225,261
Anchorage Capital CLO Ltd. 2015-6A ER, 3M USD LIBOR + 6.350%(c)	6.63	(d)	7/15/2030	500,000	511,945	454,376
Ares XLVIII CLO, 3M USD LIBOR + 5.200%(c)	5.47	(d)	7/20/2030	800,000	800,000	673,314

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

CDO/CLO (continued):
Blackrock European CLO(b)	5.17%		10/15/2031	725,000	$803,828	$764,173
BlueMountain CLO Ltd. 2014-1A(a),(c)	Zero Coupon		4/30/2026	250,000	244,124	—
Cairn CLO XI DAC, 3M Euribor + 4.150%(b),(c)	4.15	(d)	7/15/2035	1,000,000	1,107,100	1,157,063
CBAM Ltd. 2017-3A E, 3M USD LIBOR + 6.500%(c)	7.63	(d)	10/17/2029	750,000	750,000	665,238
CIFC Funding Ltd. 2017-5A D, 3M USD LIBOR + 6.100%(c)	6.37	(d)	11/16/2030	500,000	500,000	439,885
Galaxy XXIV CLO Ltd. 2017-24A E, 3M USD LIBOR + 5.500%(c)	5.78	(d)	1/15/2031	700,000	700,000	592,969
Madison Park Funding XIII Ltd. 2014-13A(c)	Zero Coupon		4/19/2030	500,000	430,972	187,337
Madison Park Funding XXVII Ltd., 3M USD LIBOR + 5.000%(c)	5.27	(d)	4/20/2030	500,000	500,000	421,643
Madison Park Funding XXVIII Ltd., 3M USD LIBOR + 7.600%(c)	7.88	(d)	7/15/2030	500,000	495,953	384,258
Magnetite VII Ltd.(c)	Zero Coupon		1/15/2028	2,000,000	1,560,772	937,814
Oak Hill Credit Partners X Ltd. 2014-10A(c)	Zero Coupon		12/12/2030	1,000,000	759,627	385,814
Steele Creek CLO Ltd. 2018-2A E, 3M USD LIBOR + 6.200%(c)	6.47	(d)	8/18/2031	850,000	850,000	667,913
THL Credit Wind River CLO Ltd. 2017-4A E, 3M USD LIBOR + 5.800%(c)	6.05	(d)	11/20/2030	500,000	500,000	432,806
THL Credit Wind River CLO Ltd. 2018-2A E, 3M USD LIBOR + 5.750%(c)	6.03	(d)	7/15/2030	1,450,000	1,450,000	1,230,808
Wellfleet CLO 2018-1 Ltd., 3M USD LIBOR + 5.500%(c)	5.77	(d)	7/17/2031	1,000,000	1,000,000	835,467
Wellfleet CLO Ltd. 2017-3A D, 3M USD LIBOR + 5.550%(c)	5.82	(d)	1/17/2031	1,000,000	1,000,000	808,308

Total CDO/CLO				17,025,000	16,450,986	13,346,819

Total Asset-Backed Securities				17,025,000	16,450,986	13,346,819

Bank Loans — 37.7%*(e):

Aerospace and Defense — 0.6%*:
TransDigm, Inc., 1M LIBOR + 2.250%	2.40		5/31/2025	982,500	979,190	927,116

Automobile — 1.1%*:
BCA Marketplace plc, LIBOR - GBP + 4.750%(b)	4.84		11/13/2026	500,000	622,146	611,910
Panther BF Aggregator 2 LP, 1M LIBOR + 3.500%	3.65		4/30/2026	1,127,292	1,119,820	1,096,641

Total Automobile				1,627,292	1,741,966	1,708,551

Beverage, Food and Tobacco — 1.5%*:
Deoleo S.A., EURIBOR(a),(b)	(0.49)		4/30/2021	231,063	116,808	—
Deoleo S.A., 3M EURIBOR + 3.000%(b)	3.50		6/24/2026	66,975	75,517	116,413
Deoleo S.A., 3M EURIBOR + 4.000%(b)	5.00		6/24/2025	144,932	163,418	155,967
IRB Holding Corp., 3M LIBOR + 2.750%	3.75		2/2/2025	1,199,816	1,202,413	1,143,653
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	4.75		7/1/2021	1,184,210	1,152,407	976,607

Total Beverage, Food and Tobacco				2,826,996	2,710,563	2,392,640

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Broadcasting and Entertainment — 1.9%*:
Clear Channel Outdoor Holdings, Inc., 3M LIBOR + 3.500%	3.76%	8/21/2026	1,550,132	$1,464,463	$1,407,132
CSC Holdings LLC, 1M LIBOR + 2.500%	2.65	4/15/2027	997,494	964,697	965,284
Technicolor SA, EURIBOR + 6.000%(b)	12.00	6/30/2024	401,512	392,389	477,202
Terrier Media Buyer, Inc., 1M LIBOR + 4.250%	4.40	12/17/2026	260,590	259,430	253,797

Total Broadcasting and Entertainment			3,209,728	3,080,979	3,103,415

Buildings and Real Estate — 0.2%*:
SRS Distribution, Inc., 3M LIBOR + 3.000%	3.15	5/23/2025	351,737	344,801	341,790

Chemicals, Plastics and Rubber — 1.6%*:
Colouroz Investment 1 GmbH, 3M EURIBOR + 4.250%(b)	5.00	9/21/2023	1,320,378	1,560,298	1,418,038
Flint Group GmbH, 3M EURIBOR + 4.250%(b)	5.00	9/21/2023	279,660	331,722	300,347
Novacap S.A., 6M EURIBOR + 3.500%(b)	3.50	6/22/2023	500,000	579,889	564,974
Solenis Holdings LLC, 3M LIBOR + 4.000%	4.26	6/26/2025	243,012	241,355	236,936
Solenis Holdings LLC, 3M LIBOR + 8.500%	8.76	6/26/2026	47,145	46,134	43,845

Total Chemicals, Plastics and Rubber			2,390,195	2,759,398	2,564,140

Containers, Packaging and Glass — 2.2%*:
Albea Beauty Holdings S.A., 3M LIBOR + 3.000%(b)	4.00	4/22/2024	67,250	67,201	63,552
Berry Global, Inc., 1M LIBOR + 2.000%	2.16	7/1/2026	587,680	588,549	569,392
BWAY Holding Co., 3M LIBOR + 3.250%	3.52	4/3/2024	1,305,702	1,305,433	1,223,286
CCP Lux Holding S.a. r.l., EURIBOR + 4.250%(b)	4.25	1/10/2025	374,946	393,218	396,744
Graham Packaging Co. Inc., 1M LIBOR + 3.750%	4.50	8/4/2027	186,033	184,668	184,716
ProAmpac PG Borrower LLC, 2M LIBOR + 8.500%	9.50	11/18/2024	500,000	496,120	466,565
Reynolds Consumer Products LLC, 1M LIBOR + 1.750%	1.90	1/30/2027	105,778	105,657	104,323
Trident TPI Holdings, Inc., 3M LIBOR + 3.000%	4.00	10/17/2024	494,911	485,451	481,919

Total Containers, Packaging and Glass			3,622,300	3,626,297	3,490,497

Diversified/Conglomerate Manufacturing — 0.8%*:
Amer Sports Oyj, 6M EURIBOR + 4.500%(b)	4.50	3/30/2026	600,000	667,684	628,044
LTI Holdings, Inc., 1M LIBOR + 3.500%	3.65	9/6/2025	744,687	733,790	690,578

Total Diversified/Conglomerate Manufacturing			1,344,687	1,401,474	1,318,622

Diversified/Conglomerate Service — 3.8%*:
Cvent, Inc., 1M LIBOR + 3.750%	3.90	11/29/2024	997,437	863,758	898,401
EAB Global, Inc., 3M LIBOR + 3.750%	4.75	11/15/2024	107,160	106,844	101,802
Finastra USA, Inc., 3M LIBOR + 3.500%	4.50	6/13/2024	815,355	816,983	760,523
Hyland Software, Inc., 1M LIBOR + 3.250%	4.00	7/1/2024	982,456	974,681	977,338

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Diversified/Conglomerate Service (continued):
Informatica LLC, 1M LIBOR + 3.250%	3.40%	2/25/2027	369,410	$367,716	$360,810
Informatica LLC, 1M LIBOR + 3.250%	7.13	2/25/2025	133,523	132,932	135,415
Innovation Group plc (The), 1M LIBOR + 6.000%(b)	6.00	4/10/2024	83,107	93,380	32,561
Innovation Group plc (The), 1M LIBOR + 8.000%((b)	5.70	4/9/2024	56,573	73,791	40,149
Innovation Group plc (The), 1M LIBOR + 6.000%(b)	6.00	4/10/2024	164,084	184,366	64,288
Innovation Group plc (The), LIBOR - GBP + 5.000%(b)	8.00	4/9/2024	145,020	90,040	28,069
MH Sub I LLC, 1M LIBOR + 3.500%	3.65	9/13/2024	983,480	972,217	955,205
Mitchell International, Inc., 1M LIBOR + 3.250%	3.40	11/29/2024	987,342	928,110	941,786
TMF Group Holding B.V., EURIBOR + 6.875%(b)	6.88	5/4/2026	500,000	540,953	503,421
Ultimate Software Group, Inc. (The), 3M LIBOR + 4.000%	4.75	5/4/2026	372,150	366,795	370,802

Total Diversified/Conglomerate Service			6,697,097	6,512,566	6,170,570

Ecological — 0.1%*:
GFL Environmental Inc., 1M LIBOR + 3.000%(b)	4.00	5/31/2025	104,817	104,666	104,241

Electronics — 2.3%*:
By Crown Parent, LLC, 1M LIBOR + 3.000%	4.00	1/30/2026	714,708	711,230	704,881
Omnitracs, Inc., 3M LIBOR + 2.750%	2.98	3/21/2025	958,199	959,749	922,745
Renaissance Holding Corp., 1M LIBOR + 3.250%	3.40	5/31/2025	974,981	976,086	937,610
Sophia, L.P., 1M LIBOR + 3.750%	4.50	10/6/2027	116,192	115,321	115,350
Tibco Software Inc., 1M LIBOR + 3.750%	3.90	6/30/2026	997,500	965,081	971,316
Tibco Software Inc., 1M LIBOR + 7.250%	7.41	3/3/2028	146,643	145,960	142,976

Total Electronics			3,908,223	3,873,427	3,794,878

Finance — 0.5%*:
Deerfield Dakota Holding LLC, 1M LIBOR + 8.000%	9.00	3/6/2027	410,077	404,283	416,229
Tempo Acquisition LLC, 1M LIBOR + 2.750%	2.91	5/1/2024	485,309	486,585	472,569

Total Finance			895,386	890,868	888,798

Healthcare, Education and Childcare — 5.5%*:
Advanz Pharma Corp., 1M LIBOR + 5.500%(b)	6.50	9/6/2024	1,776,000	1,761,265	1,720,500
Aenova Holding GmbH, 6M EURIBOR + 5.000%(b)	5.00	3/6/2025	500,000	537,059	583,587
Auris Luxembourg III Sarl, EURIBOR + 4.000%(b)	4.00	2/27/2026	750,000	815,342	822,497
Change Healthcare Holdings LLC, 1M LIBOR + 2.500%	3.50	3/1/2024	657,989	653,898	643,290
Fugue Finance B.V., 3M EURIBOR + 3.250%(b)	3.25	8/31/2024	750,000	848,856	844,946

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Healthcare, Education and Childcare (continued):
Lifescan Global Corp., 6M LIBOR + 6.000%	7.18%	9/28/2024	166,197	$162,860	$156,391
Ortho-Clinical Diagnostics SA, 1M LIBOR + 3.250%	3.41	6/30/2025	668,890	669,114	639,124
Parexel International Corp., 1M LIBOR + 2.750%	2.90	9/29/2024	827,677	819,245	793,022
Radiology Partners, Inc., 2M LIBOR + 4.250%	5.67-5.99	7/9/2025	1,000,000	921,615	956,500
RegionalCare Hospital Partners Holdings, Inc., 1M LIBOR + 3.750%	3.90	11/16/2025	477,558	480,451	463,231
Rodenstock GmbH, 3M EURIBOR + 5.250%(b)	5.25	6/30/2026	500,000	557,426	574,500
Tunstall Group Holdings Ltd., 6M EURIBOR + 5.000%(b)	5.00	6/30/2025	282,314	332,128	330,999
U.S. Anesthesia Partners, Inc., 6M LIBOR + 3.000%	4.00	6/23/2024	491,058	492,092	462,823

Total Healthcare, Education and Childcare			8,847,683	9,051,351	8,991,410

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.8%*:
Hilding Anders International AB, EURIBOR + 5.000%(b)	5.75	11/30/2024	504,105	453,384	401,905
Serta Simmons Bedding LLC, 1M LIBOR + 7.500%	8.50	8/10/2023	1,073,744	1,073,744	872,954

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			1,577,849	1,527,128	1,274,859

Hotels, Motels, Inns and Gaming — 2.3%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	2.90	12/23/2024	1,473,485	1,465,189	1,376,854
Caesars Resort Collection LLC, 1M LIBOR + 4.500%	4.69-4.77	7/21/2025	250,707	243,479	242,281
Casper BidCo SAS, EURIBOR + 3.875%(b)	3.88	7/30/2026	500,000	543,215	501,433
Compass IV Ltd., 6M EURIBOR + 4.500%(b)	4.50	4/30/2025	500,000	599,608	548,706
HNVR Holdco Ltd., 6M EURIBOR + 4.250%(b)	4.25	9/12/2023	500,000	417,945	420,481
Richmond UK Bidco Ltd., LIBOR - GBP + 4.250%(b)	4.34	3/3/2024	550,000	670,970	637,538

Total Hotels, Motels, Inns and Gaming			3,774,192	3,940,406	3,727,293

Insurance — 2.4%*:
Acrisure LLC, 1M LIBOR + 3.500%	3.66	2/15/2027	498,747	475,844	480,667
AssuredPartners, Inc., 1M LIBOR + 3.500%	3.65	2/13/2027	968,687	973,093	939,278
Asurion LLC, 1M LIBOR + 3.000%	3.16	11/3/2023	984,329	949,275	968,747
Confie Seguros Holding II Co., 1M LIBOR + 8.500%	8.66	11/2/2025	464,527	456,661	354,202
Ryan Specialty Group, LLC, 1M LIBOR + 3.250%	4.00	9/1/2027	151,975	149,715	150,361
Sedgwick Claims Management Services, Inc., 1M LIBOR + 3.250%	3.40	12/31/2025	982,500	965,719	946,275

Total Insurance			4,050,765	3,970,307	3,839,530

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Leisure, Amusement, Entertainment — 3.0%*:
AMC Entertainment Holdings, Inc., 3M LIBOR + 3.000%	3.22%	4/22/2026	988,818	$782,349	$631,301
Crown Finance US, Inc., 6M LIBOR + 2.500%	2.52	2/28/2025	1,223,556	1,202,445	808,905
Dorna Sports, S.L., 6M LIBOR + 3.500%(b)	3.86	4/12/2024	400,000	400,000	381,000
Golden Entertainment, Inc., 1M LIBOR + 3.000%	3.75	10/20/2024	432,061	393,069	413,158
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	5.50	7/3/2026	893,847	887,369	863,680
Playtika Holding Corp., 6M LIBOR + 6.000%	7.07	12/10/2024	561,458	552,038	561,251
PUG LLC, 1M LIBOR + 3.500%	3.65	2/12/2027	370,068	368,380	325,042
Vacalians Group, 3M EURIBOR + 4.000%(b)	4.00	12/4/2025	500,000	475,693	475,428
Vue International Bidco PLC, EURIBOR + 4.750%(b)	4.75	6/30/2026	423,797	473,928	380,804

Total Leisure, Amusement, Entertainment			5,793,605	5,535,271	4,840,569

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.9%*:
Alison Bidco S.a.r.l., 3M LIBOR + 4.500%(b)	5.50	8/29/2021	315,337	310,429	230,492
Alison Bidco Sarl, 3M LIBOR + 4.500%(b)	5.50	8/29/2021	315,337	310,429	230,492
Apex Tool Group, LLC, 1M LIBOR + 5.250%	6.50	8/1/2024	62,750	61,798	59,362
Titan Acquisition Ltd., 3M LIBOR + 3.000%(b)	3.22	3/28/2025	960,821	961,603	905,276

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,654,245	1,644,259	1,425,622

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube, LLC, 1M LIBOR + 5.000%(a)	5.16-	6/30/2022	127,148	127,149	10,172

Oil and Gas — 0.7%*:
Fieldwood Energy LLC, 3M LIBOR + 7.250%	7.25	4/11/2023	885,631	564,022	204
Gulf Finance LLC, 1M LIBOR + 5.250%	6.25	8/25/2023	1,268,547	1,224,268	891,154
KCA Deutag Alpha Ltd., 1M LIBOR + 6.750%(b)	7.75	2/28/2023	491,250	489,993	224,609

Total Oil and Gas			2,645,428	2,278,283	1,115,967

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Coty Inc., 1M LIBOR + 2.250%	2.41	4/7/2025	1,175,940	1,141,301	1,047,327

Printing and Publishing — 0.1%*:
Houghton Mifflin Harcourt Publishing Co., 1M LIBOR + 6.250%	7.25	11/19/2024	107,719	104,125	99,802

Retail Stores — 1.2%*:
Bass Pro Group, LLC, 3M LIBOR + 5.000%	5.75	9/25/2024	483,564	480,202	478,428
Harbor Freight Tools USA, Inc., 1M LIBOR + 2.500%	3.25	8/18/2023	493,624	493,624	485,987

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Retail Stores (continued):
Kirk Beauty One GmbH, EURIBOR + 3.250%(b)	3.25%		8/12/2022	500,000	$543,253	$515,878
Kirk Beauty One GmbH, 3M EURIBOR + 3.500%(b)	3.50		8/13/2022	500,000	540,437	524,490

Total Retail Stores				1,977,188	2,057,516	2,004,783

Telecommunications — 3.4%*:
Banff Merger Sub, Inc., 1M LIBOR + 4.250%	4.40		10/2/2025	1,045,090	1,012,523	1,012,076
CommScope, Inc., 1M LIBOR + 3.250%	3.40		4/6/2026	990,000	990,000	962,953
ION Trading Technologies Sarl, 6M EURIBOR + 3.250%	4.25		11/21/2024	1,076,869	1,238,659	1,235,972
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	5.00		11/21/2024	279,876	275,209	274,161
Lorca Finco plc, 1M LIBOR + 4.250%(b)	4.25		7/31/2027	500,000	580,038	583,294
Syniverse Holdings, Inc., 3M LIBOR + 5.000%	6.00		3/9/2023	195,076	194,123	149,721
Syniverse Holdings, Inc., 3M LIBOR + 9.000%	10.00		3/11/2024	153,729	152,404	82,629
Virgin Media SFA Finance Ltd., LIBOR - GBP + 3.250%	3.30		1/15/2027	1,000,000	1,209,829	1,244,309

Total Telecommunications				5,240,640	5,652,785	5,545,115

Utilities — 0.2%*:
EFS Cogen Holdings I LLC, 1M LIBOR + 3.250%	4.25		6/28/2023	407,201	407,201	405,931

Total Bank Loans				65,340,561	65,463,277	61,133,638

Corporate Bonds — 48.0%*:

Aerospace and Defense — 1.6%*:
Embraer Netherlands Finance BV(b)	6.95		1/17/2028	350,000	349,059	353,847
Rolls-Royce plc(b)	3.38		6/18/2026	500,000	604,030	588,722
TransDigm, Inc.	5.50		11/15/2027	257,000	257,000	246,990
Triumph Group, Inc.	5.25		6/1/2022	875,000	873,794	717,500
Triumph Group, Inc.(c)	6.25		9/15/2024	308,000	308,000	262,120
Triumph Group, Inc.	7.75		8/15/2025	750,000	787,227	480,937

Total Aerospace and Defense				3,040,000	3,179,110	2,650,116

Automobile — 3.2%*:
AA Bond Co. Ltd.(b)	5.50		7/31/2022	1,300,000	1,654,988	1,526,483
Clarios Global LP/Clarios US Finance Co.(c)	8.50		5/15/2027	1,000,000	1,032,708	1,032,500
Ford Motor Co.	7.45		7/16/2031	500,000	585,990	576,875
Ford Motor Co.	8.50		4/21/2023	569,000	567,347	620,210
Ford Motor Co.	9.63		4/22/2030	127,000	155,451	163,989
Gates Global LLC/Gates Global Co.(c)	6.25		1/15/2026	550,000	527,179	566,934
RAC Bond Co. PLC(b)	5.00		11/6/2022	600,000	796,888	742,837

Total Automobile				4,646,000	5,320,551	5,229,828

Banking — 1.7%*:
Alpha Bank AE, 5 year EUR Swap + 4.504%(b)	4.25	(d)	2/13/2030	275,000	301,895	263,581
Emirates NBD Bank PJSC, 6 year USD Swap + 5.702%(b)	6.13	(d)	1/9/2169	454,000	454,000	473,522
India Infoline Finance Ltd.(b)	5.88		4/20/2023	805,000	803,653	710,825

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Banking (continued):
Nova Ljubljanska Banka dd, 5 year EUR Swap + 3.833%(b)	3.65	(d)%	11/19/2029	700,000	$770,700	$738,643
Piraeus Bank SA, 5 year EUR Swap + 5.774%(b)	5.50	(d)	2/19/2030	688,000	748,200	515,029
Piraeus Bank SA, 5 year EUR Swap + 9.952%(b)	9.75	(d)	6/26/2029	100,000	93,695	93,350

Total Banking				3,022,000	3,172,143	2,794,950

Beverage, Food and Tobacco — 2.1%*:
Boparan Finance PLC(b)	4.38		7/15/2021	150,000	153,897	166,371
Boparan Finance PLC(b)	5.50		7/15/2021	700,000	909,515	854,469
JBS USA Food Co.(c)	5.50		1/15/2030	586,000	585,467	637,844
JBS USA LUX SA/JBS USA Finance, Inc.(c)	5.75		6/15/2025	344,000	348,811	354,595
JBS USA LUX SA/JBS USA Finance, Inc.(c)	6.75		2/15/2028	500,000	500,000	543,710
MHP Lux SA(b)	6.25		9/19/2029	200,000	192,409	190,000
Sunshine Mid BV(b)	6.50		5/15/2026	600,000	726,330	717,539

Total Beverage, Food and Tobacco				3,080,000	3,416,429	3,464,528

Broadcasting and Entertainment — 2.9%*:
Banijay Group SAS(b)	6.50		3/1/2026	750,000	828,338	849,642
CSC Holdings LLC(c)	5.75		1/15/2030	455,000	472,121	483,438
DISH Network Corp.	3.38		8/15/2026	750,000	687,114	688,497
Netflix, Inc.	3.63		6/15/2030	819,000	924,763	1,039,456
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)	6.25		6/15/2025	298,000	298,000	306,940
Tele Columbus AG(b)	3.88		5/2/2025	900,000	971,511	1,004,542
Terrier Media Buyer, Inc.(c)	8.88		12/15/2027	376,000	376,000	378,820

Total Broadcasting and Entertainment				4,348,000	4,557,847	4,751,335

Buildings and Real Estate — 2.2%*:
Cemex SAB de CV(b)	5.20		9/17/2030	500,000	500,000	502,450
Cemex SAB de CV(b)	7.38		6/5/2027	546,000	546,000	589,959
Kaisa Group Holdings Ltd.(b)	9.95		7/23/2025	1,000,000	1,000,180	937,800
Logan Property Holdings Co. Ltd.(b)	5.75		1/14/2025	450,000	450,000	451,406
Sunac China Holdings Ltd.(b)	6.50		1/10/2025	790,000	790,000	750,435
Taylor Morrison Communities, Inc.(c)	5.13		8/1/2030	265,000	265,000	282,225
Ukraine Railways Via Shortline PLC(b)	9.88		9/15/2021	100,000	101,448	100,500

Total Buildings and Real Estate				3,651,000	3,652,628	3,614,775

Cargo Transport — 0.8%*:
Kenan Advantage Group, Inc. (The)(c)	7.88		7/31/2023	1,367,000	1,367,000	1,325,990

Chemicals, Plastics and Rubber — 0.9%*:
Braskem Idesa SAPI(b)	7.45		11/15/2029	750,000	747,592	712,500
Consolidated Energy Finance SA(c)	6.88		6/15/2025	874,000	891,131	795,340

Total Chemicals, Plastics and Rubber				1,624,000	1,638,723	1,507,840

Containers, Packaging and Glass — 1.2%*:
Plastipak Holdings, Inc.(c)	6.25		10/15/2025	711,000	711,000	711,000
Trident TPI Holdings, Inc.(c)	9.25		8/1/2024	1,125,000	1,145,988	1,194,244

Total Containers, Packaging and Glass				1,836,000	1,856,988	1,905,244

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Diversified/Conglomerate Manufacturing — 0.6%*:
Amsted Industries, Inc.(c)	4.63%		5/15/2030	422,000	$422,000	$435,715
Appvion ESC(a),(f)	9.00		6/1/2025	500,000	500,000	—
Fabric BC SpA, 3M Euriborr + 4.125%(b)	4.13	(d)	11/30/2024	150,000	171,402	170,811
Mangrove Luxco III Sarl(b)	7.78		10/9/2025	300,000	315,041	316,562

Total Diversified/Conglomerate Manufacturing				1,372,000	1,408,443	923,088

Diversified/Conglomerate Service — 1.7%*:
EIG Investors Corp.	10.88		2/1/2024	352,000	364,766	366,080
Iron Mountain, Inc.(c)	5.25		7/15/2030	554,000	552,531	577,545
Verisure Midholding AB(b)	5.75		12/1/2023	1,500,000	1,757,035	1,755,762

Total Diversified/Conglomerate Service				2,406,000	2,674,332	2,699,387

Electronics — 1.0%*:
Veritas US, Inc./Veritas Bermuda Ltd.(c)	10.50		2/1/2024	1,419,000	1,438,885	1,334,428
WESCO Distribution, Inc.(c)	7.25		6/15/2028	212,000	210,443	232,283

Total Electronics				1,631,000	1,649,328	1,566,711

Farming and Agriculture — 0.2%*:
Kernel Holding SA(b)	8.75		1/31/2022	326,000	342,075	337,206

Finance — 5.0%*:
Alliance Data Systems Corp.(c)	4.75		12/15/2024	1,500,000	1,501,559	1,405,950
Cabot Financial Luxembourg SA	7.50		10/1/2023	650,000	882,199	845,714
Ford Motor Credit Co. LLC	4.13		8/17/2027	247,000	247,000	240,207
Garfunkelux Holdco 3 S.A., 3M Euriborr + 4.500%(b)	4.50	(d)	9/1/2023	200,000	217,154	211,275
Garfunkelux Holdco 3 S.A.(b)	8.50		11/1/2022	500,000	608,580	591,632
Global Aircraft Leasing Co. Ltd.(c)	6.50		9/15/2024	2,072,500	2,072,500	1,155,419
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.75		9/15/2024	1,040,000	1,049,181	1,053,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75		2/1/2024	1,162,000	1,162,000	1,191,951
OneMain Finance Corp.	5.38		11/15/2029	438,000	438,000	455,520
Travelex Financing PLC(a),(b),(f)	8.00		5/15/2022	1,050,000	1,178,949	24,621
Travelex Issuerco Ltd.(b)	5.00		8/3/2025	459,000	503,950	858,792

Total Finance				9,318,500	9,861,072	8,034,081

Healthcare, Education and Childcare — 3.5%*:
Advanz Pharma Corp.(b)	8.00		9/6/2024	500,000	479,697	490,000
Bausch Health Americas., Inc.(c)	8.50		1/31/2027	415,000	421,182	455,981
Bausch Health Cos., Inc.(c)	9.00		12/15/2025	165,000	163,329	179,487
Bausch Health Cos., Inc.(c)	5.00		1/30/2028	204,000	204,000	198,135
Bausch Health Cos., Inc.(c)	5.25		1/30/2030	200,000	200,000	197,000
Centene Corp.	4.25		12/15/2027	285,000	282,815	298,233
Centene Corp.	4.63		12/15/2029	605,000	616,815	652,589
Cream Tech(b)	5.25		12/15/2025	450,000	514,239	504,177
Nidda BondCo GmbH(b)	7.25		9/30/2025	500,000	583,630	595,018
Par Pharmaceutical, Inc.(c)	7.50		4/1/2027	708,000	708,000	741,758
Synlab Unsecured Bondco PLC(b)	8.25		7/1/2023	750,000	895,978	899,122
Tenet Healthcare Corp.(c)	6.13		10/1/2028	400,000	400,000	389,000

Total Healthcare, Education and Childcare				5,182,000	5,469,685	5,600,500

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.0%*:
LSF9 Balta Issuer Sarl(b)	7.75		9/15/2022	688,500	804,220	626,844

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Home and Office Furnishings, Housewares, and Durable Consumer Products (continued):
Resideo Funding, Inc.(c)	6.13%		11/1/2026	1,000,000	$999,595	$985,000

Total Home and Office Furnishings, Housewares, and Durable Consumer Products				1,688,500	1,803,815	1,611,844

Hotels, Motels, Inns and Gaming — 1.3%*:
Caesars Resort Collection LLC / CRC Finco, Inc.(c)	5.25		10/15/2025	301,000	271,342	291,217
Caesars Resort Collection LLC / CRC Finco, Inc.(c)	5.75		7/1/2025	214,000	214,000	220,688
Scientific Games International, Inc.(c)	8.63		7/1/2025	400,000	399,327	417,390
TVL Finance PLC, 3M GBP LIBOR + 5.375%(b)	5.46	(d)	7/15/2025	500,000	632,606	483,881
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(c)	5.50		3/1/2025	464,000	441,409	437,900
Wynn Macau Ltd.(b),(c)	5.13		12/15/2029	270,000	270,000	259,058

Total Hotels, Motels, Inns and Gaming				2,149,000	2,228,684	2,110,134

Leisure, Amusement, Entertainment — 1.1%*:
AMC Entertainment Holdings, Inc.(c)	10.50		4/24/2026	142,000	142,000	102,240
AMC Entertainment Holdings, Inc.(c)	12.00		6/15/2026	1,221,000	1,657,641	341,880
Caesars Entertainment, Inc.(c)	6.25		7/1/2025	382,000	382,000	399,283
Caesars Entertainment, Inc.(c)	8.13		7/1/2027	279,000	279,000	295,740
CPUK Finance Ltd.(b)	4.25		8/28/2022	156,250	187,871	198,650
CPUK Finance Ltd.(b)	6.50		8/28/2026	100,000	129,880	126,454
Live Nation Entertainment, Inc.(c)	6.50		5/15/2027	325,000	325,000	350,753

Total Leisure, Amusement, Entertainment				2,605,250	3,103,392	1,815,000

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.(c)	9.00		2/15/2023	578,000	576,106	534,650
Briggs & Stratton Corp.(f)	6.88		12/15/2020	514,000	510,268	25,700
Clark Equipment Co.	5.88		6/1/2025	226,000	226,000	234,192
Diebold Nixdorf Dutch Holding BV	9.00		7/15/2025	350,000	410,604	421,609

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				1,668,000	1,722,978	1,216,151

Mining, Steel, Iron and Non-Precious Metals — 5.0%*:
CSN Islands XI Corp.(b)	6.75		1/28/2028	1,081,000	1,081,000	1,047,165
First Quantum Minerals Ltd.(b),(c)	6.50		3/1/2024	1,006,000	967,166	964,503
First Quantum Minerals Ltd.(b)	6.88		10/15/2027	1,219,000	1,219,000	1,174,811
Freeport-McMoRan, Inc.	4.63		8/1/2030	881,000	881,000	926,327
Metinvest BV(b)	7.65		10/1/2027	286,000	281,507	277,503
Metinvest BV(b)	8.50		4/23/2026	200,000	212,200	200,680
Northwest Acquisitions ULC/Dominion Finco, Inc.(b),(c),(f)	7.13		11/1/2022	1,227,000	1,242,919	19,632
PT Bayan Resources Tbk(b)	6.13		1/24/2023	905,000	905,000	862,578
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(c)	7.50		6/15/2025	608,000	602,069	548,428
Vedanta Holdings Mauritius II Ltd.(b)	13.00		8/21/2023	377,000	377,000	388,310
Vedanta Resources Ltd.(b)	6.38		7/30/2022	1,075,000	583,436	849,250

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Mining, Steel, Iron and Non-Precious Metals (continued):
Warrior Met Coal, Inc.(c)	8.00%		11/1/2024	840,000	$849,228	$855,490

Total Mining, Steel, Iron and Non-Precious Metals				9,705,000	9,201,525	8,114,677

Oil and Gas — 3.5%*:
Borets Finance DAC(b)	6.00		9/17/2026	531,000	531,000	529,779
Cenovus Energy, Inc.(b)	6.75		11/15/2039	61,000	60,849	61,326
CVR Energy, Inc.(c)	5.25		2/15/2025	552,000	552,000	480,240
CVR Energy, Inc.(c)	5.75		2/15/2028	573,000	573,000	487,050
Hilcorp Energy I LP/Hilcorp Finance Co.(c)	6.25		11/1/2028	1,000,000	1,000,000	910,000
Jonah Energy LLC/Jonah Energy Finance Corp.(c)	7.25		10/15/2025	891,000	877,321	99,124
Jupiter Resources, Inc.(a),(b)	10.00		1/31/2024	100,396	100,396	97,528
KCA Deutag UK Finance PLC(b),(c),(f)	9.63		4/1/2023	250,000	250,000	119,375
KCA Deutag UK Finance PLC(b),(c),(f)	9.88		4/1/2022	600,000	612,545	288,000
MV24 Capital BV(b)	6.75		6/1/2034	889,328	889,328	897,776
Occidental Petroleum Corp.	5.88		9/1/2025	153,000	153,000	140,218
Occidental Petroleum Corp.	6.38		9/1/2028	157,000	157,000	145,335
PBF Holding Co. LLC/PBF Finance Corp.	7.25		6/15/2025	778,000	798,906	587,390
PT Medco Bell Pte Ltd.(b)	6.38		1/30/2027	435,000	429,455	374,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)	4.88		2/1/2031	251,000	251,000	243,075
Tullow Oil PLC(b)	6.25		4/15/2022	200,000	70,286	103,000
Tullow Oil PLC(b)	7.00		3/1/2025	300,000	95,392	139,500

Total Oil and Gas				7,721,724	7,401,478	5,702,816

Personal Transportation — 0.6%*:
DP World Salaam, 5 year CMT + 5.750%(b)	6.00	(d)	1/1/2069	500,000	497,121	522,800
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(c)	6.50		6/20/2027	237,000	234,122	246,776
Naviera Armas S.A., 3M EURIBOR + 6.500%(b)	6.50	(d)	7/31/2023	250,000	288,580	159,020

Total Personal Transportation				987,000	1,019,823	928,596

Personal, Food and Miscellaneous — 0.3%*:
Walnut Bidco PLC(b)	6.75		8/1/2024	397,000	441,643	454,580

Retail Stores — 1.0%*:
Arabian Centres Sukuk Ltd.(b)	5.38		11/26/2024	500,000	500,000	458,000
Future Retail Ltd.(b)	5.60		1/22/2025	750,000	673,657	633,569
House of Fraser Funding PLC, 3M GBP LIBOR + 5.75%(b),(f)	5.95	(d)	9/15/2020	150,000	217,107	5,807
Takko Luxembourg 2 SCA, 3M Euribor + 5.375%(b)	5.38	(d)	11/15/2023	200,000	247,117	184,379
Takko Luxembourg 2 SCA(b)	5.38		11/15/2023	350,000	379,017	322,492

Total Retail Stores				1,950,000	2,016,898	1,604,247

Telecommunications — 4.1%*:
C&W Senior Financing DAC(b)	6.88		9/15/2027	750,000	773,731	779,062
CommScope, Inc.(c)	7.13		7/1/2028	618,000	618,000	634,995
DKT Finance ApS(b)	7.00		6/17/2023	1,500,000	1,691,976	1,771,717
HTA Group Ltd.(b)	7.00		12/18/2025	623,000	619,657	650,062
IHS Netherlands Holdco BV(b),(c)	8.00		9/18/2027	750,000	738,951	768,398
Lorca Telecom Bondco SAU(b)	4.00		9/18/2027	250,000	291,562	298,975
Sprint Capital Corp.	6.88		11/15/2028	800,000	785,964	1,000,000

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Telecommunications (continued):
VF Ukraine PAT via VFU Funding PLC(b)	6.20%	2/11/2025	405,000	$405,000	$402,089
ViaSat, Inc.(c)	6.50	7/15/2028	327,000	327,000	327,474

Total Telecommunications			6,023,000	6,251,841	6,632,772

Utilities — 0.7%*:
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00	7/30/2026	1,000,000	1,143,921	1,192,956

Total Corporate Bonds			82,743,974	85,902,352	77,789,352

Total Fixed Income			165,109,535	167,816,615	152,269,809

COUNTERPARTY		STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Option — 0.1%*:
Put Option Purchased — 0.1%*:
S&P 500 Index	Morgan Stanley & Co.	$2,800.00	12/18/2020	56	18,832,800	739,568	(548,048)	191,520

Total Investments						203,671,959	170,319,621	153,270,475

Written Options – (0.1%)*								(81,200)

Other assets and liabilities – 5.6%*								8,947,033

Net Assets – 100.0%								$162,136,308

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	60.4%
United Kingdom	9.3%
Germany	6.1%
France	2.2%
Denmark	1.7%
India	1.7%
Brazil	1.5%
Sweden	1.4%
China	1.4%
Zambia	1.4%
Spain	1.4%
Ireland	1.2%
Mexico	1.2%
Netherlands	1.1%
Other (Individually less than 1%)	8.0%

Total	100.0%

(c)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2020.

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

(e)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2020. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(f)	Defaulted security.

A summary of outstanding derivatives at September 30, 2020 is as follows:

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Written Options — (0.1)%*:
Put Options Written — (0.1)%*:
S&P 500 Index	Morgan Stanley & Co.	$2,500.00	12/18/2020	(56)	(18,832,800)	$(420,757)	$339,557	$(81,200)

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/14/20	Canadian Imperial Bank of Commerce	EUR	1,135,694	$1,331,874	$1,326,395	$5,479
10/14/20	Barclays Bank plc	EUR	33,193	38,927	39,223	(296)
10/14/20	JPMorgan Chase Bank N.A.	GBP	103,857	134,020	137,414	(3,394)

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$1,789

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/14/20	Bank of America N.A.	EUR	28,028,575	$32,870,247	$33,116,802	$246,555
10/14/20	JPMorgan Chase Bank N.A.	EUR	402,500	472,028	474,918	2,890
10/14/20	Bank of America N.A.	GBP	675,592	871,801	861,513	(10,288)
10/14/20	Citibank N.A.	GBP	7,249,700	9,355,191	9,589,886	234,695

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$473,852

EUR     Euro

GBP     British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.0%*:

Asset-Backed Securities — 39.9%*:

CDO/CLO — 6.1%*:
Affirm Asset Securitization Trust 2020-A(a)	2.10%		2/18/2025	5,141,000	$5,121,485	$5,150,670
Affirm Asset Securitization Trust 2020-Z1(a)	3.46		10/15/2024	1,802,976	1,802,810	1,814,839
Avant Loans Funding Trust 2019-A(a)	3.48		7/15/2022	117,625	117,621	117,663
Bain Capital Credit CLO 2020-2 Ltd., 3M USD LIBOR + 1.850%(a)	2.21	(b)	7/21/2031	2,250,000	2,250,000	2,254,864
Bain Capital Credit CLO Ltd. 2016-2, 3M USD LIBOR + 1.800%(a)	2.08	(b)	1/15/2029	1,500,000	1,500,000	1,492,158
Benefit Street Partners CLO X Ltd., 3M USD LIBOR + 1.750%(a)	2.03	(b)	1/15/2029	2,200,000	2,200,000	2,171,708
BlueMountain CLO 2013-1 Ltd., 3M USD LIBOR + 1.230%(a)	1.50	(b)	1/20/2029	2,462,600	2,462,600	2,455,266
CBAM 2018-6 Ltd., 3M USD LIBOR + 1.270%(a)	1.55	(b)	1/15/2031	2,500,000	2,500,000	2,486,067
CIFC Funding 2015-IV Ltd., 3M USD LIBOR + 1.850%(a)	2.12	(b)	10/20/2027	1,900,000	1,897,976	1,896,973
Elmwood CLO II Ltd., 3M USD LIBOR + 1.450%(a)	1.72	(b)	4/20/2031	1,650,000	1,650,000	1,650,639
FCI Funding 2019-1 LLC(a)	3.63		2/18/2031	390,014	389,954	396,828
GoldentTree Loan Management US CLO 1 Ltd., 3M USD LIBOR + 1.450%(a)	1.72	(b)	4/20/2029	1,250,000	1,250,000	1,237,232
HIN Timeshare Trust 2020-A(a)	2.23		10/9/2039	1,173,000	1,172,699	1,174,136
KREF Ltd. 2018-FL1 AS, 1M USD LIBOR + 1.350%(a)	1.50	(b)	6/15/2036	2,380,000	2,380,000	2,357,909
Lunar AirCraft 2020-1 Ltd.(a)	3.38		2/15/2045	822,631	822,623	762,058
Magnetite XVIII Ltd., 3M USD LIBOR + 1.080%(a)	1.36	(b)	11/15/2028	355,000	354,246	353,012
Milos CLO Ltd., 3M USD LIBOR + 1.070%(a)	1.34	(b)	10/20/2030	2,100,000	2,100,000	2,065,814
Navient Private Education Refi Loan Trust 2020-B(a)	2.77		1/15/2069	2,400,000	2,433,748	2,420,983
Neuberger Berman CLO XX Ltd. 2015-20A BR, 3M USD LIBOR + 1.250%(a)	1.53	(b)	1/15/2028	2,600,000	2,590,166	2,562,916
Neuberger Berman Loan Advisers CLO 24 Ltd., 3M USD LIBOR + 1.500%(a)	1.77	(b)	4/19/2030	500,000	500,000	496,164
OCP CLO 2020-19 Ltd., 3M USD LIBOR + 1.750%(a)	2.07	(b)	7/20/2031	2,250,000	2,250,000	2,253,170
OCP CLO Ltd. 2015-8A A2AR, 3M USD LIBOR + 1.450%(a)	1.72	(b)	4/17/2027	900,000	900,000	896,801
Palmer Square CLO 2015-1 Ltd., 3M USD LIBOR + 1.650%(a)	1.90	(b)	5/21/2029	700,000	700,000	697,015
Recette Clo Ltd., 3M USD LIBOR + 1.700%(a)	1.97	(b)	10/20/2027	1,034,000	1,032,615	1,027,323
Rockford Tower CLO 2017-1 Ltd., 3M USD LIBOR + 1.450%(a)	1.73	(b)	4/15/2029	850,000	850,000	833,394
Rockford Tower CLO 2017-2 Ltd., 3M USD LIBOR + 1.500%(a)	1.78	(b)	10/15/2029	1,250,000	1,250,000	1,226,435
Rockford Tower CLO Ltd. 2017-3, 3M USD LIBOR + 1.190%(a)	1.46	(b)	10/20/2030	1,750,000	1,740,309	1,733,233
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%(a)	1.37	(b)	1/15/2030	1,625,000	1,619,709	1,607,980
Salem Fields CLO Ltd. 2016-2, 3M USD LIBOR + 1.150%(a)	1.39	(b)	10/25/2028	2,000,000	1,999,074	1,986,134

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

CDO/CLO (continued):
Treman Park CLO Ltd. 2015-1A ARR, 3M USD LIBOR + 1.070%(a)	1.34	(b)%	10/20/2028	1,170,000	$1,170,000	$1,162,381

Total CDO/CLO				49,023,846	49,007,635	48,741,765

Other Asset-Backed Securities — 33.8%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%(a)	0.35	(b)	9/15/2041	88,423	86,224	85,346
AASET 2017-1 Trust(a)	3.97		5/16/2042	724,887	725,457	655,346
AASET 2020-1 Trust(a)	4.34		1/16/2040	783,605	783,589	546,889
AASET US Ltd. 2018-2 A(a)	4.45		11/18/2038	1,678,220	1,688,547	1,560,859
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%(a)	1.65	(b)	7/25/2058	100,000	86,883	88,305
AccessLex Institute 2002-A A2, AUCTION	1.96	(b)	9/25/2037	400,000	392,603	398,397
AccessLex Institute 2004-A A3	1.70	(b)	7/1/2039	50,000	49,138	49,951
Adams Outdoor Advertising LP(a)	4.81		11/15/2048	1,119,211	1,133,477	1,164,516
AmeriCredit Automobile Receivables Trust 2019-3	2.58		9/18/2025	2,120,000	2,119,662	2,173,793
AmeriCredit Automobile Receivables Trust 2020-1	1.80		12/18/2025	4,547,000	4,546,070	4,581,656
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	1.05	(b)	10/25/2034	190,301	175,534	174,616
Ascentium Equipment Receivables 2019-2(a)	3.78		5/10/2027	2,647,000	2,646,271	2,652,466
Avis Budget Rental Car Funding AESOP LLC(a)	3.02		8/20/2026	5,598,000	5,595,794	5,454,483
Avis Budget Rental Car Funding AESOP LLC(a)	4.15		9/20/2023	1,200,000	1,223,313	1,180,960
Avis Budget Rental Car Funding AESOP LLC(a)	4.53		3/20/2023	2,607,000	2,662,036	2,648,700
Avis Budget Rental Car Funding AESOP LLC(a)	4.73		9/20/2024	2,080,000	2,168,912	2,151,532
Bank of The West Auto Trust 2019-1(a)	2.90		4/15/2025	1,062,000	1,061,747	1,089,940
BRE Grand Islander Timeshare Issuer LLC 2017-1A A(a)	2.94		5/25/2029	123,962	123,938	124,521
BRE Grand Islander Timeshare Issuer LLC 2017-1A B(a)	3.24		5/25/2029	102,086	102,075	100,256
BRE Grand Islander Timeshare Issuer LLC 2019-A(a)	3.78		9/26/2033	995,399	995,366	984,523
CAL Funding III Ltd.(a)	4.34		9/25/2043	464,000	463,950	475,276
Capital Automotive LLC 2017-1A A1(a)	3.87		4/15/2047	290,969	290,890	291,501
Carmax Auto Owner Trust 2019-2	3.41		10/15/2025	615,000	614,970	629,229
Carmax Auto Owner Trust 2019-4	2.80		4/15/2026	5,159,000	5,219,900	5,259,756
CARS-DB4 LP(a)	4.17		2/15/2050	2,189,000	2,188,072	2,246,408
Carvana Auto Receivables Trust 2019-4(a)	3.07		7/15/2025	3,547,000	3,546,958	3,650,077
Castlelake Aircraft Securitization Trust 2018-1(a)	4.13		6/15/2043	1,948,247	1,949,241	1,818,824
Castlelake Aircraft Securitization Trust 2019-1A(a)	3.97		4/15/2039	1,113,063	1,118,479	1,030,093
Castlelake Aircraft Securitization Trust 2019-1A(a)	5.10		4/15/2039	824,562	832,467	590,091

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Centex Home Equity Loan Trust 2006-A AV4, 1M USD LIBOR + 0.250%	0.40	(b)%	6/25/2036	20,214	$19,824	$19,959
CF Hippolyta LLC(a)	2.28		7/15/2060	419,000	418,848	426,319
Chase Education Loan Trust, 3M USD LIBOR + 0.220%	0.45	(b)	6/28/2040	594,313	564,282	504,161
CLI Funding V LLC(a)	3.38		10/18/2029	1,651,456	1,646,768	1,651,621
CLI Funding V LLC 2013-1A(a)	2.83		3/18/2028	1,270,920	1,251,092	1,270,920
CLI Funding V LLC 2013-2A(a)	3.22		6/18/2028	522,436	517,995	522,436
CLI Funding V LLC 2014-1A A(a)	3.29		6/18/2029	3,328,818	3,329,822	3,328,818
CLI Funding VI LLC(a)	3.71		5/18/2044	975,159	975,159	992,796
CNH Equipment Trust 2020-A	2.30		10/15/2027	974,000	973,666	1,016,405
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%(a)	1.80	(b)	11/26/2046	823,728	824,675	826,299
College Avenue Student Loans LLC(a)	3.81		12/28/2048	1,351,000	1,350,876	1,337,852
College Avenue Student Loans LLC 2018-A, 1M USD LIBOR + 1.200%(a)	1.35	(b)	12/26/2047	798,538	798,537	790,581
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	0.77	(b)	1/15/2037	132,568	118,899	116,332
Commonbond Student Loan Trust 2017-A-GS(a)	3.47		5/25/2041	849,621	838,338	877,580
Commonbond Student Loan Trust 2017-A-GS(a)	5.28		5/25/2041	113,703	113,690	122,944
Commonbond Student Loan Trust 2018-A-GS(a)	3.82		2/25/2044	74,665	74,650	75,702
Commonbond Student Loan Trust 2018-BGS(a)	4.12		9/25/2045	84,890	84,879	84,832
Commonbond Student Loan Trust 2018-C-GS(a)	4.35		2/25/2046	53,373	53,368	54,247
Commonbond Student Loan Trust 2019-A-GS(a)	3.04		1/25/2047	1,919,118	1,918,642	1,937,500
Credit Suisse ABS Repackaging Trust 2013-A B(a)	2.50		1/25/2030	28,321	27,290	28,256
DB Master Finance LLC(a)	3.79		5/20/2049	937,530	937,530	962,610
DB Master Finance LLC(a)	4.02		5/20/2049	1,107,810	1,107,810	1,171,673
DB Master Finance LLC(a)	4.03		11/20/2047	975,000	943,558	1,026,099
Diamond Resorts Owner Trust 2018-1(a)	3.70		1/21/2031	278,052	278,052	284,070
Diamond Resorts Owner Trust 2019-1(a)	2.89		2/20/2032	1,399,661	1,399,488	1,442,936
Domino’s Pizza Master Issuer LLC(a)	4.12		7/25/2048	646,800	646,800	683,502
Domino’s Pizza Master Issuer LLC 2017-1 A(a)	3.08		7/25/2047	3,603,113	3,539,328	3,606,987
DRB Prime Student Loan Trust 2016-R A2(a)	3.07		10/25/2044	551,762	550,812	557,792
Drive Auto Receivables Trust 2019-4	2.70		2/16/2027	1,983,000	1,982,957	2,030,134
Earnest Student Loan Program 2017-A LLC(a)	3.59		1/25/2041	537,191	537,526	545,023
EdLinc Student Loan Funding Trust 2017-A A, PRIME - 1.150%(a)	3.60	(b)	12/1/2047	944,322	938,087	933,165
EDvestinU Private Education Loan Issue No 1 LLC(a)	3.58		11/25/2038	1,475,466	1,475,221	1,565,621
Elara HGV Timeshare Issuer 2016-A LLC(a)	3.22		4/25/2028	496,084	492,040	485,565
Elara HGV Timeshare Issuer LLC 2014-A B(a)	3.02	(c)	2/25/2027	7,357	7,315	7,327
Elara HGV Timeshare Issuer LLC 2016-A A(a)	2.73		4/25/2028	719,451	708,654	716,373

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Elara HGV Timeshare Issuer LLC 2017-A(a)	2.96%		3/25/2030	1,164,147	$1,156,289	$1,143,988
Elara HGV Timeshare Issuer LLC 2017-A A(a)	2.69		3/25/2030	209,152	209,137	208,454
Elara HGV Timeshare Issuer LLC 2019-A(a)	3.45		1/25/2034	2,335,940	2,335,403	2,294,516
ELFI Graduate Loan Program LLC 2018-A(a)	4.00		8/25/2042	357,360	350,761	370,529
Exeter Automobile Receivables Eart 2019 1A(a)	4.13		12/16/2024	7,435,000	7,694,174	7,771,464
Exeter Automobile Receivables Trust 2019-3(a)	3.11		8/15/2025	1,545,000	1,544,722	1,586,328
First Franklin Mortgage Loan Trust 2004-FFH4 M5, 1M USD LIBOR + 1.575%	1.72	(b)	1/25/2035	20,166	20,243	20,126
Flagship Credit Auto Trust 2017-4(a)	3.58		1/15/2024	3,500,000	3,565,709	3,600,558
Flagship Credit Auto Trust 2019-1(a)	3.60		2/18/2025	2,175,000	2,176,321	2,267,383
Ford Credit Auto Owner Trust 2020-REV1(a)	2.54		8/15/2031	5,053,000	5,052,408	5,115,747
Global SC Finance II SRL 2014-1A A1(a),(d)	3.19		7/17/2029	118,833	118,814	120,790
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%(a)	0.95	(b)	8/25/2048	109,085	105,073	107,493
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%(a)	1.65	(b)	9/25/2043	100,000	77,735	92,303
Goodgreen 2019-2(a)	2.76		10/15/2054	2,150,638	2,150,638	2,179,588
Goodgreen Trust 2016-1 A(a)	3.23		10/15/2052	678,006	670,207	704,766
Goodgreen Trust 2018-1A A(a)	3.93		10/15/2053	3,006,895	3,040,377	3,195,583
Goodgreen Trust 2019-1(a)	3.86		10/15/2054	2,532,631	2,533,076	2,681,967
HERO Funding Trust 2015-1A A(a)	3.84		9/21/2040	397,410	404,063	417,840
HERO Funding Trust 2016-4A A1(a)	3.57		9/20/2047	185,103	185,034	192,615
HERO Funding Trust 2017-2A A1(a)	3.28		9/20/2048	70,306	70,297	72,739
HERO Funding Trust 2017-2A A2(a)	4.07		9/20/2048	55,240	56,539	58,349
HERO Funding Trust 2017-3A A1(a)	3.19		9/20/2048	466,843	466,694	481,123
HERO Funding Trust 2018-1(a)	4.67		9/20/2048	744,567	759,359	798,969
Hertz Fleet Lease Funding LP(a)	3.44		1/10/2033	2,625,000	2,624,610	2,648,251
Hertz Vehicle Financing II LP(a)	3.29		7/25/2022	1,000,000	992,724	998,761
Hertz Vehicle Financing II LP(a)	3.56		10/25/2021	2,300,000	2,292,672	2,280,751
Hertz Vehicle Financing II LP(a)	3.60		2/25/2024	3,200,000	3,261,303	3,172,595
Hertz Vehicle Financing II LP(a)	4.39		2/25/2024	3,000,000	2,671,022	2,932,975
Hertz Vehicle Financing LLC 2018-3(a)	4.37		7/25/2024	620,000	621,021	619,040
Higher Education Funding I 2004-1 B1, 28 day ARS(a)	2.49	(b)	1/1/2044	950,000	839,707	815,651
Hilton Grand Vacations Trust 2017-AA B(a)	2.96	(c)	12/26/2028	457,747	458,936	461,790
Hilton Grand Vacations Trust 2018-A(a)	3.54		2/25/2032	251,288	251,283	260,191
Hilton Grand Vacations Trust 2019-A(a)	2.84		7/25/2033	2,078,678	2,078,678	2,084,927
Hilton Grand Vacations Trust 2020-A(a)	4.22		2/25/2039	2,732,960	2,732,911	2,885,164
Horizon Aircraft Finance I Ltd. 2018-1 A(a)	4.46		12/15/2038	443,817	443,808	419,268
KDAC Aviation Finance Ltd.(a)	4.21		12/15/2042	1,005,567	1,002,859	883,266
Kestrel Aircraft Funding Ltd.(a),(d)	4.25		12/15/2038	3,404,346	3,467,431	2,955,230
Laurel Road Prime Student Loan Trust 2017-B CFX(a)	3.61		8/25/2042	235,506	235,473	235,790

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Laurel Road Prime Student Loan Trust 2017-C B(a)	2.95%		11/25/2042	271,253	$271,155	$278,833
Laurel Road Prime Student Loan Trust 2019-A(a)	3.00		10/25/2048	687,875	687,818	700,425
Lendmark Funding Trust 2018-1(a)	3.81		12/21/2026	630,000	629,974	641,818
MACH 1 Cayman 2019-1 Ltd.(a)	3.47		10/15/2039	1,446,424	1,446,379	1,315,619
Marlette Funding Trust 2019-2(a)	3.53		7/16/2029	976,000	975,832	995,132
Mosaic Solar Loan Trust 2018-2-GS(a)	4.20		2/22/2044	427,057	426,991	454,325
Mosaic Solar Loans LLC 2017-1A A(a)	4.45		6/20/2042	63,295	63,278	67,941
Navient Private Education Loan Trust 2018-B, 1M USD LIBOR + 0.720%(a)	0.87	(b)	12/15/2059	293,457	293,457	280,970
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	1.65	(b)	7/25/2052	1,100,000	1,095,964	1,041,960
Navient Student Loan Trust 2016-5A A, 1M USD LIBOR + 1.250%(a)	1.40	(b)	6/25/2065	788,641	791,917	788,641
Navient Student Loan Trust 2018-1A A3, 1M USD LIBOR + 0.720%(a)	0.87	(b)	3/25/2067	1,600,000	1,600,000	1,584,644
Navient Student Loan Trust 2018-2, 1M USD LIBOR + 0.750%(a)	0.90	(b)	3/25/2067	1,360,000	1,360,000	1,328,284
Navient Student Loan Trust 2018-3, 1M USD LIBOR + 0.800%(a)	0.95	(b)	3/25/2067	1,600,000	1,600,000	1,584,188
Navient Student Loan Trust 2019-2, 1M USD LIBOR + 1.000%(a)	1.15	(b)	2/27/2068	2,516,000	2,516,000	2,518,469
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 0.950%(a)	1.10	(b)	5/25/2024	1,108,000	1,108,000	1,102,231
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.450%(a)	1.60	(b)	5/25/2024	1,018,000	1,018,000	1,012,317
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%(a)	1.90	(b)	12/26/2040	98,356	98,356	98,653
Nelnet Private Education Loan Trust 2016-A A1B(a)	3.60		12/26/2040	118,041	117,961	120,301
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	0.44	(b)	1/25/2038	965,091	911,049	823,907
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	0.48	(b)	6/25/2041	1,557,255	1,461,736	1,303,734
Nelnet Student Loan Trust 2007-2, 28 day ARS(a)	2.97	(b)	6/25/2035	2,000,000	1,976,363	1,916,674
Nelnet Student Loan Trust 2012-4, 1M USD LIBOR + 1.000%(a)	1.15	(b)	7/26/2049	900,000	870,234	817,031
Nelnet Student Loan Trust 2018-3, 1M USD LIBOR + 0.750%(a)	0.90	(b)	9/27/2066	1,300,000	1,300,000	1,259,493
Nelnet Student Loan Trust 2019-2, 1M USD LIBOR + 0.900%(a)	1.08	(b)	6/27/2067	930,028	930,028	922,159
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T4(a)	2.80		10/15/2051	2,956,000	2,956,000	2,955,979
New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1(a)	5.47		8/15/2053	1,651,000	1,651,000	1,653,871
NorthStar Student Loan Trust III 2016-1 A, 1M USD LIBOR + 1.250%(a)	1.40	(b)	5/27/2036	86,739	83,560	83,488

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
NovaStar Mortgage Funding Trust 2004-4 M5, 1M LIBOR + 1.725%	1.87	(b)%	3/25/2035	176,651	$176,651	$176,344
NP SPE II LLC(a)	2.57		9/20/2049	700,614	700,614	695,742
NP SPE II LLC 2017-1A A1(a)	3.37		10/21/2047	327,451	327,451	334,417
OneMain Financial Issuance Trust 2019-2(a)	3.66		10/14/2036	2,400,000	2,399,503	2,508,161
Orange Lake Timeshare Trust 2016-A A(a)	2.61		3/8/2029	649,384	638,465	650,721
Orange Lake Timeshare Trust 2016-A B(a)	2.91		3/8/2029	263,196	260,167	264,109
Orange Lake Timeshare Trust 2018-A(a)	3.74		11/8/2030	517,603	525,925	509,148
Orange Lake Timeshare Trust 2019-A(a)	4.93		4/9/2038	1,864,077	1,863,709	1,835,993
Oxford Finance Funding 2020-1 LLC(a)	3.10		2/15/2028	1,296,000	1,296,000	1,314,526
Oxford Finance Funding LLC 2016-1A A(a)	3.97		6/17/2024	20,770	20,770	20,778
Pennsylvania Higher Education Assistance Agency, 28 day ARS	1.66	(b)	10/25/2042	900,000	888,035	893,268
PFS Financing Corp.(a)	1.27		6/15/2025	5,400,000	5,440,902	5,442,091
Pioneer Aircraft Finance Ltd.(a),(d)	3.97		6/15/2044	969,565	969,565	897,322
Planet Fitness Master Issuer LLC(a)	4.26		9/5/2048	2,548,000	2,565,447	2,546,971
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	0.43	(b)	5/25/2036	7,056	6,822	7,026
Santander Revolving Auto Loan Trust 2019-A(a)	2.80		1/26/2032	687,000	686,714	723,583
Santander Revolving Auto Loan Trust 2019-A(a)	3.00		1/26/2032	439,000	438,864	460,332
Santander Revolving Auto Loan Trust 2019-A(a)	3.45		1/26/2032	867,000	866,959	903,651
SBA Tower Trust(a)	2.84		1/15/2050	5,300,000	5,300,000	5,577,947
SBA Tower Trust(a)	3.87		10/15/2049	1,300,000	1,304,929	1,368,769
Sierra Receivables Funding Co LLC 2017-1A A(a)	2.91		3/20/2034	281,241	282,001	286,057
Sierra Receivables Funding Co LLC 2018-1AB	4.24		4/20/2035	1,331,135	1,345,799	1,303,437
Sierra Timeshare 2016-2 Receivables Funding LLC(a)	2.78		7/20/2033	179,759	178,305	180,176
Sierra Timeshare 2018-3 Receivables Funding LLC(a)	5.20		9/20/2035	380,379	384,074	367,366
Sierra Timeshare 2019-1 Receivables Funding LLC(a)	3.77		1/20/2036	918,579	922,870	922,300
Sierra Timeshare 2019-1 Receivables Funding LLC(a)	4.75		1/20/2036	1,220,061	1,221,632	1,177,896
Sierra Timeshare 2019-3 Receivables Funding LLC(a)	3.00		8/20/2036	3,503,974	3,503,653	3,494,296
Sierra Timeshare 2019-3 Receivables Funding LLC(a)	4.18		8/20/2036	1,708,028	1,708,231	1,658,351
Sierra Timeshare 2020-2 Receivables Funding LLC(a)	2.71		3/20/2034	1,780,061	1,777,754	1,819,796
Sierra Timeshare 2020-2 Receivables Funding LLC(a)	3.51		7/20/2037	496,301	496,240	501,044
Sierra Timeshare Receivables Funding LLC 2015 3A B(a)	3.08		9/20/2032	27,402	27,246	27,376

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Sierra Timeshare Receivables Funding LLC 2019-2(a)	4.54%		5/20/2036	1,580,973	$1,585,706	$1,526,053
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	0.48	(b)	2/15/2045	571,726	518,392	494,534
SLC Student Loan Trust 2006-1, 3M USD LIBOR + 0.210%	0.46	(b)	3/15/2055	2,014,612	1,879,100	1,769,158
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	0.48	(b)	12/15/2039	1,505,875	1,407,009	1,307,671
SLM Student Loan Trust 2003-11, 3M USD LIBOR + 0.650%	0.90	(b)	12/15/2038	846,200	806,935	777,286
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	0.54	(b)	7/25/2025	23,357	22,841	23,233
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	0.90	(b)	6/15/2038	326,702	313,446	294,207
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	0.74	(b)	7/25/2039	473,162	451,274	436,943
SLM Student Loan Trust 2004-8, 3M USD LIBOR + 0.460%	0.70	(b)	1/25/2040	991,264	942,172	895,982
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	0.42	(b)	7/25/2055	633,495	567,162	564,360
SLM Student Loan Trust 2005-5, 3M USD LIBOR + 0.250%	0.49	(b)	10/25/2040	634,412	597,179	568,886
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	0.53	(b)	1/25/2044	1,845,903	1,728,249	1,644,689
SLM Student Loan Trust 2005-9, 3M USD LIBOR + 0.300%	0.54	(b)	1/25/2041	732,953	702,153	658,923
SLM Student Loan Trust 2006-2(e)	Zero Coupon		1/25/2041	3,956	1,621,960	2,382,760
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	0.45	(b)	10/25/2040	497,123	445,159	444,448
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	1.19	(b)	1/27/2042	476,861	444,737	411,495
SLM Student Loan Trust 2006-9 A5, 3M USD LIBOR + 0.100%	0.34	(b)	1/26/2026	10,314	10,148	10,286
SMB Private Education Loan Trust 2014-A(a)	4.00		9/15/2042	1,250,000	1,270,982	1,302,747
SMB Private Education Loan Trust 2014-A A2B, 1M USD LIBOR + 1.150%(a)	1.30	(b)	5/15/2026	147,337	148,095	147,663
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%(a)	1.15	(b)	6/15/2027	29,148	28,824	29,197
SMB Private Education Loan Trust 2015-A A3, 1M USD LIBOR + 1.500%(a)	1.65	(b)	2/17/2032	900,000	917,591	903,419
SMB Private Education Loan Trust 2015-C(a)	4.50		9/17/2046	1,710,000	1,753,426	1,857,295
SMB Private Education Loan Trust 2015-C A3, 1M USD LIBOR + 1.950%(a)	2.10	(b)	8/16/2032	700,000	726,843	713,066
SMB Private Education Loan Trust 2016-B A2B, 1M USD LIBOR + 1.450%(a)	1.60	(b)	2/17/2032	67,447	67,447	67,752
SMB Private Education Loan Trust 2016-C A2B, 1M USD LIBOR + 1.100%(a)	1.25	(b)	9/15/2034	161,653	161,653	161,155
SoFi Alternative Trust 2019-C(a),(e)	4.86		1/25/2045	2,992,684	3,093,015	3,217,136
SoFi Consumer Loan Program 2020-1 Trust(a)	2.94		1/25/2029	4,000,000	3,999,347	3,881,058
SoFi Consumer Loan Program Trust 2019-3(a)	3.89		5/25/2028	2,766,000	2,767,854	2,839,126

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
SoFi Professional Loan Program 2017-C LLC(a)	4.21%		7/25/2040	2,410,000	$2,520,524	$2,443,770
SoFi Professional Loan Program 2018-A LLC(a),(e)	Zero Coupon		2/25/2042	1,372,500	1,022,801	567,449
SoFi Professional Loan Program 2018-B Trust(a),(e)	Zero Coupon		8/26/2047	1,265,700	720,622	467,423
SoFi Professional Loan Program 2018-D Trust(a),(e)	Zero Coupon		2/25/2048	1,887,200	699,698	417,260
SoFi Professional Loan Program 2019-A LLC(a),(e)	Zero Coupon		6/15/2048	3,522,900	1,103,122	834,575
SoFi Professional Loan Program 2019-A LLC(a)	4.11		6/15/2048	870,000	876,474	910,299
SoFi Professional Loan Program LLC 2015-C A2(a)	2.51		8/25/2033	13,396	13,340	13,496
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%(a)	1.35	(b)	6/25/2033	143,229	144,680	143,540
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%(a)	1.10	(b)	1/25/2039	27,694	27,694	27,750
SoFi Professional Loan Program LLC 2017-D R1(a)	Zero Coupon		9/25/2040	1,233,700	754,963	425,651
SpringCastle America Funding LLC(a)	1.97		9/25/2037	3,750,000	3,749,814	3,790,293
Stack Infrastructure Issuer LLC(a)	1.89		8/25/2045	674,000	674,000	678,494
Store Master Funding I-VII A3(a)	4.40		10/20/2048	1,881,792	1,900,910	1,928,856
Taco Bell Funding LLC 2018-1A A2I(a)	4.32		11/25/2048	4,647,225	4,703,978	4,745,328
TAL Advantage VII LLC(a)	3.29		9/20/2045	2,600,000	2,599,422	2,597,264
Tif Funding II LLC(a)	2.09		8/20/2045	499,856	499,639	499,035
TLF National Tax Lien Trust 2017-1(a)	3.09		12/15/2029	1,054,486	1,049,217	1,061,440
Trafigura Securitisation Finance plc 2018-1, 1M USD LIBOR + 0.730%(a),(d)	0.88	(b)	3/15/2022	1,820,000	1,816,652	1,790,652
Trafigura Securitisation Finance plc 2018-1(a),(d)	4.29		3/15/2022	1,800,000	1,799,947	1,795,046
Trinity Rail Leasing 2019 LLC(a)	3.82		4/17/2049	2,141,686	2,140,642	2,231,039
Trinity Rail Leasing LP(a)	3.82		6/17/2048	774,286	774,013	775,995
TRIP Rail Master Funding LLC 2011-1A A2(a)	6.02		7/15/2041	1,248,118	1,327,255	1,279,037
TRIP Rail Master Funding LLC 2017-1A A1(a)	2.71		8/15/2047	69,086	69,085	69,148
Triton Container Finance VIII LLC(a)	2.11		9/20/2045	2,400,000	2,399,553	2,403,087
Vantage Data Centers LLC(a)	1.65		9/15/2045	2,475,000	2,475,000	2,475,000
VSE 2018-A Voi Mortgage LLC(a)	4.02		2/20/2036	247,403	247,373	231,427
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	0.54	(b)	10/25/2040	531,607	491,315	483,609
Welk Resorts LLC 2017-AA B(a)	3.41		6/15/2033	616,793	619,767	609,470
Westgate Resorts LLC 2017-1A A(a)	3.05		12/20/2030	144,221	144,221	143,783
Westgate Resorts LLC 2018-1(a)	3.38		12/20/2031	345,633	345,114	343,362
Westlake Automobile Receivables Trust 2019-3(a)	3.59		3/17/2025	2,182,000	2,181,686	2,164,317
Willis Engine Structured Trust IV(a)	4.75		9/15/2043	1,067,731	1,082,203	900,569

Total Other Asset-Backed Securities				275,250,804	271,475,324	270,097,688

Total Asset-Backed Securities				324,274,650	320,482,959	318,839,453

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds — 39.3%*:

Agriculture — 1.5%*:
BAT Capital Corp.(d)	3.22%		8/15/2024	3,115,000	$3,141,169	$3,332,791
Bunge Ltd. Finance Corp.	1.63		8/17/2025	590,000	589,971	592,581
Bunge Ltd. Finance Corp.	3.00		9/25/2022	1,840,000	1,826,864	1,912,729
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,520,000	1,521,299	1,526,653
Imperial Brands Finance plc(a),(d)	3.13		7/26/2024	1,917,000	1,934,460	2,027,175
Imperial Brands Finance plc(a),(d)	3.50		2/11/2023	1,347,000	1,350,412	1,409,099
Reynolds American, Inc.	4.45		6/12/2025	775,000	879,476	872,137

Total Agriculture				11,104,000	11,243,651	11,673,165

Airlines — 0.1%*:
Delta Air Lines, Inc. / SkyMiles IP Ltd.(a)	4.50		10/20/2025	755,000	755,000	775,274

Auto Manufacturers — 1.9%*:
Ford Motor Credit Co. LLC, 3M USD LIBOR + 0.810%	1.11	(b)	4/5/2021	1,135,000	1,135,000	1,118,406
Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.52	(b)	2/15/2023	985,000	985,000	906,386
Ford Motor Credit Co. LLC	3.09		1/9/2023	1,860,000	1,864,460	1,822,595
Ford Motor Credit Co. LLC	3.35		11/1/2022	2,075,000	2,075,845	2,043,875
Ford Motor Credit Co. LLC	5.09		1/7/2021	350,000	350,070	350,438
General Motors Financial Co., Inc.	3.25		1/5/2023	4,615,000	4,579,661	4,769,543
Hyundai Capital America(a)	2.38		2/10/2023	1,920,000	1,927,983	1,971,151
Hyundai Capital America(a),(d)	2.85		11/1/2022	1,320,000	1,319,887	1,365,038
Nissan Motor Acceptance Corp.(a),(d)	1.90		9/14/2021	670,000	668,902	672,719

Total Auto Manufacturers				14,930,000	14,906,808	15,020,151

Beverages — 1.0%*:
Bacardi Ltd.(a),(d)	4.45		5/15/2025	3,304,000	3,674,904	3,694,672
Molson Coors Beverage Co.	2.10		7/15/2021	325,000	324,516	328,888
Molson Coors Beverage Co.	3.50		5/1/2022	1,089,000	1,084,478	1,132,226
Molson Coors Brewing Co.	3.00		7/15/2026	2,595,000	2,763,391	2,766,581

Total Beverages				7,313,000	7,847,289	7,922,367

Chemicals — 1.7%*:
DuPont de Nemours, Inc.	4.49		11/15/2025	2,960,000	3,247,798	3,411,874
Huntsman International LLC	5.13		11/15/2022	3,529,000	3,612,338	3,794,727
Nutrition & Biosciences, Inc.(a)	1.23		10/1/2025	1,495,000	1,495,000	1,491,255
RPM International, Inc.	3.45		11/15/2022	1,155,000	1,159,456	1,196,924
Syngenta Finance NV(a),(d)	3.93		4/23/2021	500,000	500,481	506,452
Syngenta Finance NV(a),(d)	4.44		4/24/2023	3,170,000	3,273,678	3,347,966
Syngenta Finance NV(a)	4.89		4/24/2025	200,000	217,866	216,841

Total Chemicals				13,009,000	13,506,617	13,966,039

Commercial Banks — 8.7%*:
ABN AMRO Bank NV(a),(d)	4.75		7/28/2025	1,840,000	2,028,110	2,072,024
Banco Santander SA(d)	2.75		5/28/2025	1,600,000	1,600,000	1,678,325
Banco Santander SA(d)	3.50		4/11/2022	2,400,000	2,405,156	2,489,463
Bank of America Corp., 3M USD LIBOR + 0.930%	2.82	(b)	7/21/2023	7,545,000	7,520,688	7,836,419
Bank of Nova Scotia (The)(d)	4.50		12/16/2025	1,795,000	1,948,709	2,079,299
Barclays Bank plc, 3M USD LIBOR + 1.380%(d)	1.66	(b)	5/16/2024	1,235,000	1,229,648	1,238,364
Barclays Bank plc(a),(d)	10.18		6/12/2021	3,435,000	3,608,839	3,613,994
BPCE SA(a),(d)	5.70		10/22/2023	3,525,000	3,913,514	3,953,265
Citigroup, Inc.	4.40		6/10/2025	3,500,000	3,809,754	3,949,077
Credit Suisse AG(a),(d)	6.50		8/8/2023	3,720,000	4,042,098	4,212,900
Danske Bank A/S(a),(d)	5.00		1/12/2022	1,990,000	2,047,141	2,090,592

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Commercial Banks (continued):
Deutsche Bank AG, SOFRRATE + 2.159%	2.22	(b)%	9/18/2024	2,815,000	$2,815,000	$2,834,564
Discover Bank	4.20		8/8/2023	2,185,000	2,231,883	2,392,312
First Horizon National Corp.	3.50		12/15/2020	2,170,000	2,170,635	2,177,375
Goldman Sachs Group, Inc. (The)	4.25		10/21/2025	7,670,000	8,640,724	8,726,168
HSBC Holdings plc(d)	4.25		3/14/2024	3,615,000	3,797,360	3,876,596
Mitsubishi UFJ Financial Group, Inc.(d)	2.67		7/25/2022	2,580,000	2,552,685	2,674,684
Morgan Stanley, SOFRRATE + 1.990%	2.19	(b)	4/28/2026	1,795,000	1,795,000	1,879,876
Morgan Stanley	4.10		5/22/2023	1,785,000	1,889,740	1,933,459
Sumitomo Mitsui Financial Group, Inc.(d)	1.47		7/8/2025	1,440,000	1,440,000	1,466,482
Sumitomo Mitsui Financial Group, Inc.	2.45		9/27/2024	2,025,000	2,025,000	2,139,321
Sumitomo Mitsui Financial Group, Inc.(d)	3.75		7/19/2023	460,000	481,322	498,447
Synchrony Bank	3.00		6/15/2022	1,680,000	1,647,134	1,733,733
UBS Group AG(a),(d)	4.13		9/24/2025	1,500,000	1,639,333	1,708,624

Total Commercial Banks				64,305,000	67,279,473	69,255,363

Diversified Financial Services — 4.0%*:
AerCap Ireland Capital DAC / AerCap Global Aviation Trust(d)	2.88		8/14/2024	4,960,000	4,964,873	4,777,179
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.50		9/15/2023	1,095,000	1,088,552	1,128,453
Aircastle Ltd.	5.00		4/1/2023	4,431,000	4,569,793	4,440,984
Antares Holdings LP(a)	6.00		8/15/2023	2,160,000	2,214,358	2,184,316
Athene Global Funding(a)	2.75		6/25/2024	4,355,000	4,360,595	4,540,936
Avolon Holdings Funding Ltd.(a),(d)	2.88		2/15/2025	1,470,000	1,468,482	1,347,404
BGC Partners, Inc.(a)	4.38		12/15/2025	1,475,000	1,472,189	1,504,816
Brookfield Finance LLC(d)	4.00		4/1/2024	2,275,000	2,337,090	2,504,361
Genpact Luxembourg Sarl	3.70		4/1/2022	2,175,000	2,183,282	2,226,641
Lazard Group LLC	3.75		2/13/2025	3,430,000	3,643,161	3,717,998
LeasePlan Corp. NV(a),(d)	2.88		10/24/2024	1,125,000	1,122,907	1,161,019
Synchrony Financial	2.85		7/25/2022	2,510,000	2,512,263	2,583,162

Total Diversified Financial Services				31,461,000	31,937,545	32,117,269

Electric — 0.8%*:
Enel Finance International NV(a),(d)	2.88		5/25/2022	1,050,000	1,048,910	1,083,463
Entergy Corp.	4.00		7/15/2022	750,000	761,972	791,074
Entergy Texas, Inc.	2.55		6/1/2021	460,000	459,980	466,087
Pacific Gas and Electric Co.	1.75		6/16/2022	2,720,000	2,719,860	2,723,268
Puget Energy, Inc.	6.00		9/1/2021	1,275,000	1,307,617	1,336,116

Total Electric				6,255,000	6,298,339	6,400,008

Gas — 0.3%*:
NiSource, Inc.	0.95		8/15/2025	2,790,000	2,783,243	2,787,075

Home Builders — 0.3%*:
Lennar Corp.	4.75		4/1/2021	2,650,000	2,663,384	2,673,187

Housewares — 0.5%*:
Newell Brands, Inc.	4.35		4/1/2023	3,749,000	3,824,459	3,918,755

Insurance — 2.7%*:
AmTrust Financial Services, Inc.	6.13		8/15/2023	3,245,000	3,311,950	3,008,759
Athene Global Funding(a)	2.50		1/14/2025	1,610,000	1,612,660	1,659,530
CNO Financial Group, Inc.	5.25		5/30/2025	2,720,000	3,126,197	3,119,742
Enstar Group Ltd.(d)	4.50		3/10/2022	2,750,000	2,774,005	2,865,087
Equitable Holdings, Inc.	3.90		4/20/2023	368,000	380,241	395,646

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Insurance (continued):
Jackson National Life Global Funding(a)	2.50%	6/27/2022	2,475,000	$2,468,036	$2,556,726
Lincoln National Corp.	4.00	9/1/2023	472,000	477,916	515,284
Trinity Acquisition PLC	3.50	9/15/2021	2,662,000	2,666,367	2,727,608
Unum Group	3.88	11/5/2025	2,625,000	2,691,951	2,852,907
Unum Group	4.50	3/15/2025	1,100,000	1,094,587	1,221,859
Willis Towers Watson PLC	5.75	3/15/2021	370,000	373,940	378,267

Total Insurance			20,397,000	20,977,850	21,301,415

Investment Company Security — 1.6%*:
Ares Capital Corp.	4.20	6/10/2024	4,940,000	5,026,003	5,145,988
BlackRock TCP Capital Corp.	3.90	8/23/2024	3,630,000	3,595,920	3,688,153
BlackRock TCP Capital Corp.	4.13	8/11/2022	1,140,000	1,138,040	1,156,224
TPG Specialty Lending, Inc.	3.88	11/1/2024	2,660,000	2,638,589	2,694,716

Total Investment Company Security			12,370,000	12,398,552	12,685,081

Iron/Steel — 0.4%*:
Reliance Steel & Aluminum Co.	1.30	8/15/2025	1,510,000	1,505,523	1,508,131
Steel Dynamics, Inc.	2.40	6/15/2025	710,000	707,459	740,794
Steel Dynamics, Inc.	2.80	12/15/2024	1,070,000	1,069,319	1,128,773

Total Iron/Steel			3,290,000	3,282,301	3,377,698

IT Services — 1.0%*:
Dell International LLC/EMC Corp.(a)	4.00	7/15/2024	2,472,000	2,537,477	2,669,215
Dell International LLC/EMC Corp.(a)	5.85	7/15/2025	1,155,000	1,291,413	1,345,796
Genpact Luxembourg Sarl	3.38	12/1/2024	2,080,000	2,086,174	2,178,153
Leidos, Inc.(a)	2.95	5/15/2023	1,635,000	1,629,239	1,710,341

Total IT Services			7,342,000	7,544,303	7,903,505

Lodging — 0.7%*:
Las Vegas Sands Corp.	3.20	8/8/2024	4,595,000	4,606,705	4,644,943
Marriott International, Inc.	5.75	5/1/2025	679,000	678,975	757,778

Total Lodging			5,274,000	5,285,680	5,402,721

Machinery-Diversified — 0.3%*:
CNH Industrial Capital LLC	1.95	7/2/2023	515,000	512,016	524,656
CNH Industrial Capital LLC	3.88	10/15/2021	1,110,000	1,114,879	1,140,204
CNH Industrial NV(d)	4.50	8/15/2023	900,000	908,745	977,592

Total Machinery-Diversified			2,525,000	2,535,640	2,642,452

Media — 0.7%*:
Sirius XM Radio, Inc.(a)	3.88	8/1/2022	1,898,000	1,895,744	1,918,166
ViacomCBS, Inc.	4.75	5/15/2025	3,465,000	3,977,367	3,980,914

Total Media			5,363,000	5,873,111	5,899,080

Mining — 1.0%*:
Glencore Finance Canada Ltd.(a),(d)	4.25	10/25/2022	484,000	495,127	513,884
Glencore Funding LLC(a),(d)	3.00	10/27/2022	730,000	729,066	755,064
Glencore Funding LLC(a),(d)	4.13	5/30/2023	1,880,000	1,912,403	2,015,529
Kinross Gold Corp.	5.13	9/1/2021	1,365,000	1,385,294	1,404,541
Kinross Gold Corp.(d)	5.95	3/15/2024	2,785,000	2,890,492	3,176,259

Total Mining			7,244,000	7,412,382	7,865,277

Oil and Gas — 1.3%*:
Continental Resources, Inc.	5.00	9/15/2022	988,000	991,983	980,669
EQT Corp.	3.00	10/1/2022	3,185,000	3,136,216	3,109,356
EQT Corp.	7.88	2/1/2025	1,420,000	1,420,000	1,573,999
Newfield Exploration Co.	5.63	7/1/2024	2,205,000	2,407,389	2,138,962
Petroleos Mexicanos	4.63	9/21/2023	2,045,000	2,048,937	2,020,807

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
Valero Energy Corp.	2.70%		4/15/2023	746,000	$745,295	$772,916

Total Oil and Gas				10,589,000	10,749,820	10,596,709

Packaging and Containers — 0.3%*:
Graphic Packaging International, Inc.	4.75		4/15/2021	2,696,000	2,708,675	2,716,220

Pharmaceuticals — 1.2%*:
AbbVie, Inc.(a)	3.80		3/15/2025	1,925,000	2,070,165	2,134,522
Cardinal Health, Inc., 3M USD LIBOR + 0.770%	1.02	(b)	6/15/2022	3,085,000	3,084,753	3,103,663
Mylan, Inc.(a)	3.13		1/15/2023	1,920,000	1,888,028	2,019,720
Teva Pharmaceutical Finance Netherlands III B.V.(d)	2.20		7/21/2021	1,008,000	989,362	998,424
Upjohn, Inc.(a)	1.65		6/22/2025	960,000	958,000	982,696

Total Pharmaceuticals				8,898,000	8,990,308	9,239,025

Pipelines — 1.7%*:
Energy Transfer Partners LP	4.20		9/15/2023	3,765,000	3,831,925	3,973,775
EnLink Midstream Partners LP	4.40		4/1/2024	2,020,000	2,013,444	1,818,000
EQM Midstream Partners LP	4.75		7/15/2023	2,250,000	2,288,299	2,245,612
MPLX LP, 3M USD LIBOR + 1.100%	1.34	(b)	9/9/2022	3,955,000	3,955,000	3,955,160
Plains All American Pipeline LP / PAA Finance Corp.	3.85		10/15/2023	1,644,000	1,688,118	1,720,627

Total Pipelines				13,634,000	13,776,786	13,713,174

Real Estate Investment Trusts — 1.7%*:
CubeSmart LP	4.38		12/15/2023	1,339,000	1,407,662	1,471,336
Essex Portfolio LP	3.50		4/1/2025	515,000	538,716	565,666
Essex Portfolio LP	3.88		5/1/2024	654,000	686,974	715,055
Host Hotels & Resorts LP	3.75		10/15/2023	3,970,000	4,114,795	4,095,760
Service Properties Trust	4.35		10/1/2024	2,175,000	2,250,148	1,968,375
Tanger Properties LP	3.75		12/1/2024	725,000	740,072	719,511
Tanger Properties LP	3.88		12/1/2023	1,890,000	1,919,774	1,900,797
VEREIT Operating Partnership LP	4.60		2/6/2024	2,140,000	2,216,777	2,295,791

Total REITS				13,408,000	13,874,918	13,732,291

Retail — 1.0%*:
O’Reilly Automotive, Inc.	3.80		9/1/2022	284,000	284,349	299,265
O’Reilly Automotive, Inc.	3.85		6/15/2023	3,389,000	3,435,959	3,639,090
QVC, Inc.	4.38		3/15/2023	3,660,000	3,634,797	3,794,963

Total Retail				7,333,000	7,355,105	7,733,318

Semiconductors — 0.2%*:
Microchip Technology, Inc.	3.92		6/1/2021	1,435,000	1,435,346	1,466,761

Telecommunications — 1.0%*:
Qwest Corp.	6.75		12/1/2021	2,480,000	2,580,989	2,619,004
Sprint Communications, Inc.	9.25		4/15/2022	1,005,000	1,085,342	1,115,018
T-Mobile USA, Inc.(a)	1.50		2/15/2026	1,825,000	1,822,075	1,839,089
Telefonaktiebolaget LM Ericsson(d)	4.13		5/15/2022	2,650,000	2,657,318	2,762,214

Total Telecommunications				7,960,000	8,145,724	8,335,325

Transportation — 0.7%*:
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)	2.70		3/14/2023	410,000	405,956	426,810

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Transportation (continued):
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)	3.30%		4/1/2021	240,000	$240,781	$242,820
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)	3.38		2/1/2022	830,000	831,971	857,038
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)	4.88		7/11/2022	1,040,000	1,056,862	1,117,661
Ryder System, Inc.	2.50		9/1/2022	26,000	25,467	26,840
Ryder System, Inc.	3.40		3/1/2023	330,000	327,744	350,060
Ryder System, Inc.	3.75		6/9/2023	1,085,000	1,106,360	1,166,276
Ryder System, Inc.	3.88		12/1/2023	392,000	399,564	427,613
Ryder System, Inc. MTN	2.25		9/1/2021	635,000	633,986	644,337

Total Transportation				4,988,000	5,028,691	5,259,455

Trucking and Leasing — 0.8%*:
Park Aerospace Holdings Ltd.(a),(d)	5.25		8/15/2022	6,270,000	6,409,882	6,295,365

Venture Capital — 0.2%*:
Hercules Capital, Inc.	4.63		10/23/2022	1,625,000	1,621,056	1,644,978

Total Corporate Bonds				300,962,000	308,451,938	314,318,503

Mortgage-Backed Securities — 14.1%*:

Angel Oak Mortgage Trust 2019-3(a)	3.24	(f)	5/25/2059	2,173,720	2,173,695	2,196,115
Angel Oak Mortgage Trust 2019-6(a)	3.39	(f)	11/25/2059	3,250,000	3,250,000	3,286,461
Angel Oak Mortgage Trust LLC(a)	3.90	(f)	11/25/2047	2,250,000	2,250,000	2,299,556
Angel Oak Mortgage Trust LLC 2020-5(a)	1.58		5/25/2065	1,760,197	1,760,197	1,757,838
Angel Oak Mortgage Trust LLC 2020-5(a)	2.04		5/25/2065	1,605,169	1,605,141	1,603,052
BAMLL Commercial Mortgage Securities Trust 2018-DSNY, 1M USD LIBOR + 1.350%(a)	1.50	(b)	9/15/2034	270,000	270,000	254,112
BAMLL Commercial Mortgage Securities Trust 2019-BPR(a)	4.02	(f)	11/5/2032	3,420,000	3,439,954	3,107,293
BHMS, 1M USD LIBOR + 1.500%(a)	1.65	(b)	7/15/2035	1,800,000	1,800,000	1,669,121
BHMS 2018-ATLS, 1M USD LIBOR + 1.250%(a)	1.40	(b)	7/15/2035	2,750,000	2,750,000	2,636,993
BX Commercial Mortgage Trust 2018-IND, 1M USD LIBOR + 1.300%(a),(b)	1.45		11/15/2035	1,050,000	1,042,871	1,042,089
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 1.800%(a)	1.95	(b)	10/15/2036	1,142,005	1,142,005	1,131,378
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 2.000%(a)	2.15	(b)	10/15/2036	3,677,580	3,686,429	3,634,162
BX Commercial Mortgage Trust 2020-BXLP, 1M USD LIBOR + 1.250%(a)	1.40	(b)	12/15/2036	1,328,784	1,314,935	1,315,451
BX Commercial Mortgage Trust 2020-BXLP, 1M USD LIBOR + 1.600%(a)	1.75	(b)	12/15/2036	5,412,047	5,411,463	5,344,192
CAMB Commercial Mortgage Trust 2019-LIFE, 1M USD LIBOR + 2.150%(a)	2.30	(b)	12/15/2037	1,499,283	1,499,283	1,480,637
Citigroup Mortgage Loan Trust 2019-IMC1(a)	3.03	(f)	7/25/2049	1,381,066	1,380,406	1,376,759
Citigroup Mortgage Loan Trust 2019-IMC1(a)	3.17	(f)	7/25/2049	3,101,000	3,100,426	3,022,696
COMM 2015-CCRE22 Mortgage Trust	3.93	(f)	3/10/2048	1,650,000	1,640,513	1,772,449
COMM 2015-DC1 Mortgage Trust	4.04	(f)	2/10/2048	1,087,775	1,110,427	1,129,588
COMM Mortgage Trust 2014-UBS2 B	4.70	(f)	3/10/2047	600,000	641,527	637,017

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):

Connecticut Avenue Securities Trust 2019-R02, 1M USD LIBOR + 2.300%(a)	2.45	(b)%	8/25/2031	6,569,710	$6,573,092	$6,528,753
Connecticut Avenue Securities Trust 2019-R03, 1M USD LIBOR + 2.150%(a)	2.30	(b)	9/25/2031	1,224,618	1,231,897	1,221,396
Credit Suisse Mortgage Capital Certificates 2019-ICE4, 1M USD LIBOR + 1.600%(a)	1.75	(b)	5/15/2036	960,000	960,000	950,363
Deephave Residential Mortgage Trust 2019-2(a)	3.92	(f)	4/25/2059	672,000	672,000	675,115
Deephaven Residential Mortgage Trust 2018-1(a)	2.98	(f)	12/25/2057	322,986	319,244	324,967
Deephaven Residential Mortgage Trust 2018-1(a)	3.03	(f)	12/25/2057	276,238	276,234	278,105
Deephaven Residential Mortgage Trust 2018-2(a)	3.68	(f)	4/25/2058	623,038	623,032	627,624
Deephaven Residential Mortgage Trust 2018-3(a)	3.96	(f)	8/25/2058	560,826	560,108	562,660
Deephaven Residential Mortgage Trust 2018-4(a)	4.29	(f)	10/25/2058	808,451	808,451	811,642
Deephaven Residential Mortgage Trust 2019-4(a)	3.48	(f)	10/25/2059	4,400,000	4,399,950	4,440,132
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 1.500%(a)	1.65	(b)	6/25/2050	2,200,000	2,200,000	2,203,701
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 3.000%(a)	3.15	(b)	6/25/2050	7,200,000	7,200,000	7,220,106
FWD Securitization Trust 2020-INV1(a)	2.85	(f)	1/25/2050	1,804,000	1,803,912	1,725,359
GS Mortgage Securities Trust 2016-GS2	4.68	(f)	5/10/2049	1,000,000	1,049,700	1,069,976
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	3.96	(f)	4/15/2046	1,015,000	1,002,902	828,322
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ, 1M USD LIBOR + 1.000%(a)	1.15	(b)	6/15/2032	6,028,159	6,025,628	5,757,004
JP Morgan Mortgage Trust 2017-6 A5(a)	3.50	(f)	12/25/2048	313,270	317,212	315,113
JP Morgan Mortgage Trust 2018-1(a)	3.50	(f)	6/25/2048	267,662	269,764	268,193
KNDL 2019-KNSQ Mortgage Trust, 1M USD LIBOR + 1.800%(a)	1.95	(b)	5/15/2036	865,000	865,000	855,544
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.77	(f)	2/15/2046	1,340,000	1,370,817	1,337,493
Morgan Stanley Capital I Trust 2012-STAR(a)	4.06	(f)	8/5/2034	1,300,000	1,300,467	1,269,277
MSCG Trust 2018-SELF, 1M USD LIBOR + 1.180%(a)	1.33	(b)	10/15/2037	165,000	165,000	163,025
New Residential Mortgage Loan Trust 2019-A1(a)	3.60	(f)	4/25/2049	491,548	491,548	511,915
New Residential Mortgage Loan Trust 2019-A3(a)	3.75	(f)	4/25/2049	1,769,660	1,769,660	1,797,000
New Residential Mortgage Loan Trust 2019-NQM1(a)	3.93	(f)	1/25/2049	1,495,169	1,495,241	1,506,858
New Residential Mortgage Loan Trust 2020-NQM1(a)	3.21	(f)	1/26/2060	2,252,000	2,252,000	2,220,262
OBX 2020-INV1 Trust(a)	3.50	(f)	12/25/2049	2,655,278	2,703,181	2,706,964

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):

PNMAC GMSR Issuer Trust 2018-GT1, 1M USD LIBOR + 2.850%(a)	3.00	(b)%	2/25/2023	470,000	$470,000	$458,727
PSMC Trust(a)	3.50	(f)	2/25/2048	399,398	398,924	403,009
PSMC Trust 2018-2(a)	3.50	(f)	6/25/2048	276,280	271,953	277,502
Sequoia Mortgage Trust 2018-5(a)	3.50	(f)	5/25/2048	264,233	261,440	265,634
Sequoia Mortgage Trust 2018-7(a)	4.00	(f)	9/25/2048	52,188	52,439	52,118
Sequoia Mortgage Trust 2019-1(a)	4.00	(f)	2/25/2049	34,814	35,131	34,745
Shellpoint Co-Originator Trust 2016-1 2A3(a)	3.00	(f)	10/25/2031	397,827	401,229	407,183
Starwood Mortgage Residential Trust 2019-INV1(a)	2.92	(f)	9/27/2049	2,073,266	2,073,266	2,101,139
Starwood Mortgage Residential Trust 2020-1(a)	2.88	(f)	2/25/2050	4,700,000	4,699,872	4,664,309
TIAA Bank Mortgage Loan Trust 2018-2(a)	3.50	(f)	7/25/2048	147,238	145,874	147,440
Verus Securitization Trust 2018-INV2(a)	4.71	(f)	10/25/2058	2,501,899	2,546,855	2,545,475
Verus Securitization Trust 2019-4(a)	3.21	(f)	11/25/2059	1,750,000	1,750,000	1,724,358
Verus Securitization Trust 2019-INV2(a)	3.22	(f)	7/25/2059	2,074,692	2,074,667	2,119,200
Verus Securitization Trust 2019-INV3(a)	3.28	(f)	11/25/2059	1,462,000	1,461,966	1,466,015
Verus Securitization Trust 2020-1(a)	3.02	(f)	1/25/2060	4,646,000	4,646,000	4,624,686
Verus Securitization Trust 2020-4(a)	3.29	(f)	5/25/2065	2,348,000	2,347,924	2,342,214

Total Mortgage-Backed Securities				113,386,074	113,612,852	112,507,582

U.S. Treasury & Government Agencies — 0.7%*:
U.S. Treasury Bonds(g)	8.00		11/15/2021	5,000,000	5,339,984	5,440,625

Total Fixed Income				743,622,724	747,887,733	751,106,163

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.1%*:
Call Option Purchased — 0.0%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	$2.44	12/13/2032	1,958,250	1,958,250	98,255	155,758	254,013

Put Options Purchased — 0.1%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.94	12/13/2032	22,790,000	22,790,000	1,143,488	(485,543)	657,945
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	3.11	1/31/2033	7,500,000	7,500,000	358,500	(162,068)	196,432

Total Put Options				30,290,000	30,290,000	1,501,988	(647,611)	854,377

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 4.0%*:
Commercial Paper — 4.0%*:
Advertising — 0.6%*:
Amcor Finanace (USA) Inc.	0.15	10/6/2020	5,000,000	4,999,896	4,999,896

Auto Manufacturers — 0.4%*:
Harley-Davidson Motorcycle Trust	0.41	11/6/2020	3,000,000	2,998,800	2,998,800

Chemicals — 1.2%*:
EI Dupont	0.83	12/2/2020	6,000,000	5,991,527	5,991,527
Nutrien Ltd.	0.44	10/9/2020	4,000,000	3,999,618	3,999,618

Total Chemicals			10,000,000	9,991,145	9,991,145

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Commercial Paper (continued):

Electric — 1.0%*:
Avangrid Inc.	0.20%	11/16/2020	$6,000,000	$5,998,467	$5,998,467
Daimler AG	0.69	10/8/2020	2,000,000	1,999,735	1,999,735

Total Electric			8,000,000	7,998,202	7,998,202

Telecommunications — 0.8%*:
Telus Corp.	0.12	10/5/2020	6,000,000	5,999,920	5,999,920

Total Commercial Paper			32,000,000	31,987,963	31,987,963

Total Short-Term Investments			32,000,000	31,987,963	31,987,963

Total Investments			807,870,974	781,475,939	784,202,516

Other assets and liabilities – 1.9%*					14,957,389

Net Assets – 100.0%					$799,159,905

MTN	Medium Term Note
OTC	Over the Counter
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2020.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	85.8%
Ireland	2.5%
Canada	2.3%
United Kingdom	2.0%
Switzerland	1.7%
Other (Individually less than 1%)	5.7%

Total	100.0%

(e)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(f)	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.
(g)	All or a portion of this security is held for open swaps collateral.

A summary of outstanding derivatives at September 30, 2020 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
90 Day Euro Futures	12/14/20	5	(1,218,919)	Short	$(1,246,937)	$(28,019)
90 Day Euro Futures	03/15/21	5	(1,219,357)	Short	(1,247,563)	(28,206)
90 Day Euro Futures	09/13/21	9	(2,195,179)	Short	(2,245,725)	(50,546)
90 Day Euro Futures	03/14/22	8	(1,950,670)	Short	(1,995,600)	(44,930)
90 Day Euro Futures	09/19/22	7	(1,706,137)	Short	(1,745,800)	(39,663)
90 Day Euro Futures	03/13/23	6	(1,461,503)	Short	(1,495,800)	(34,297)
90 Day Euro Futures	12/18/23	8	(1,946,870)	Short	(1,992,200)	(45,330)

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures (continued):
90 Day Euro Futures	12/16/24	22	(5,347,293)	Short	$(5,467,825)	$(120,532)
U.S. 10-Year Ultra Bond	12/21/20	81	(12,920,815)	Short	(12,953,672)	(32,857)
U.S. 2-Year Treasury Note	12/31/20	697	(153,939,753)	Short	(154,009,774)	(70,020)
U.S. 5-Year Treasury Note	12/31/20	1,572	(197,932,925)	Short	(198,121,125)	(188,200)

Total Short Futures						$(682,600)

Centrally Cleared Credit Default Swaps - Buy Protection(1)

REFERENCE OBLIGATION	FIXED-DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION
CDX.NA.IG.35†	1.00%	3M	12/20/2025	3,300,000	3,300,000	$(80,700)	$(70,688)	$10,012
CDX.NA.IG.35†	1.00%	3M	12/20/2025	4,400,000	4,400,000	(104,947)	(94,250)	10,697

Total Centrally Cleared Credit Default Swaps – Buy Protection						$(185,647)	$(164,938)	$20,709

(1)

Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

(2)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.7%*:

Asset-Backed Securities — 40.3%*:

CDO/CLO — 21.9%*:
Allegro CLO X Ltd., 3M USD LIBOR + 2.750%(a)	3.02	(b)%	4/20/2032	500,000	$498,287	$500,134
Anchorage Capital CLO Ltd. 2016-9A CR, 3M USD LIBOR + 2.850%(a)	3.13	(b)	7/15/2032	500,000	500,000	500,193
Ares LV CLO Ltd. 2020-55A B, 3M USD LIBOR + 2.500%(a)	2.77	(b)	4/15/2031	750,000	750,000	753,613
Avery Point VII CLO Ltd., 3M USD LIBOR + 3.600%(a)	3.88	(b)	1/15/2028	500,000	500,000	477,021
Canyon CLO 2020-2 Ltd., 3M USD LIBOR + 1.450%(a)	1.68	(b)	10/15/2031	1,000,000	1,000,000	1,000,000
CBAM Ltd. 2019-10, 3M USD LIBOR + 2.050%(a)	2.32	(b)	4/20/2032	500,000	500,000	500,609
Crestline Denali CLO XIV Ltd., 3M USD LIBOR + 1.800%(a)	2.06	(b)	10/23/2031	250,000	250,000	243,138
Denali Capital CLO XI Ltd., 3M USD LIBOR + 1.650%(a)	1.92	(b)	10/20/2028	550,000	549,528	536,761
Eaton Vance CLO Ltd. 2013-1, 3M USD LIBOR + 2.800%(a)	3.08	(b)	1/15/2028	500,000	500,000	500,008
Eaton Vance CLO Ltd. 2019-1, 3M USD LIBOR + 1.950%(a)	2.23	(b)	4/15/2031	500,000	500,000	500,710
Elmwood CLO II Ltd., 3M USD LIBOR + 2.900%(a)	3.17	(b)	4/20/2031	750,000	750,000	751,908
KREF 2018-FL1 Ltd., 1M USD LIBOR + 1.100%(a)	1.26	(b)	6/15/2036	400,000	385,537	397,176
KREF Ltd. 2018-FL1, 1M USD LIBOR + 2.550%(a)	2.70	(b)	6/15/2036	420,000	423,293	403,494
Magnetite XXVI Ltd. 2020-26A B, 3M USD LIBOR + 2.400%(a)	2.68	(b)	7/15/2030	750,000	750,000	752,902
OCP CLO 2020-19 Ltd., 3M USD LIBOR + 2.500%(a)	2.77	(b)	7/20/2031	500,000	500,000	501,736
TICP CLO VI Ltd. 2016-2, 3M USD LIBOR + 3.300%(a)	3.58	(b)	1/15/2029	500,000	500,000	489,196
Verde CLO, 3M USD LIBOR + 1.900%(a)	2.18	(b)	4/15/2032	500,000	500,000	499,348

Total CDO/CLO				9,370,000	9,356,645	9,307,947

Other Asset-Backed Securities — 18.4%*:
Aaset 2019-1 Trust(a)	3.84		5/15/2039	288,265	288,265	268,620
AASET 2020-1 Trust(a)	4.34		1/16/2040	489,753	489,743	341,806
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%(a)	1.65	(b)	7/25/2058	100,000	86,883	88,305
AccessLex Institute 2004-A A3	1.67	(b)	7/1/2039	50,000	49,416	49,951
Adams Outdoor Advertising LP(a)	4.81		11/15/2048	192,967	200,111	200,779
CARS-DB4 LP(a)	3.81		2/15/2050	250,000	259,039	259,098
CARS-DB4 LP(a)	4.17		2/15/2050	100,000	99,958	102,623
CLI Funding VI LLC(a)	4.64		5/18/2044	173,518	173,490	172,448
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%(a)	1.80	(b)	11/26/2046	144,152	138,626	144,602
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	0.77	(b)	1/15/2037	69,598	62,422	61,074
College Loan Corp. Trust I 2017-1 B2, 28 day ARS	1.12	(b)	1/25/2047	45,000	38,927	44,409
Credit Suisse ABS Repackaging Trust 2013-A B(a)	2.50		1/25/2030	24,781	23,803	24,724

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
EdLinc Student Loan Funding Trust 2017-A A, PRIME - 1.150%(a)	3.60	(b)%	12/1/2047	48,427	$48,107	$47,855
EDvestinU Private Education Loan Issue No 1 LLC(a)	4.49		11/25/2043	277,000	276,811	290,539
Goodgreen 2019-2(a)	3.86		10/15/2054	279,358	279,314	284,386
Goodgreen Trust 2018-1A A(a)	3.93		10/15/2053	260,337	269,245	276,674
Horizon Aircraft Finance I Ltd.(a)	5.27		12/15/2038	450,400	459,198	344,052
Horizon Aircraft Finance II Ltd.(a)	4.70		7/15/2039	286,538	286,529	214,105
Kestrel Aircraft Funding Ltd.(a),(c)	4.25		12/15/2038	303,960	309,622	263,860
KeyCorp Student Loan Trust 2005-A, 3M USD LIBOR + 0.730%	0.96	(b)	9/27/2038	575,413	564,716	567,509
Labrador Aviation Finance Ltd. 2016-1A(a)	4.30		1/15/2042	192,708	193,221	170,368
Navient Student Loan Trust 2018-1B, 1M USD LIBOR + 1.200%(a)	1.35	(b)	3/25/2067	100,000	96,017	94,451
Nelnet Private Education Loan Trust 2016-A A1B(a)	3.60		12/26/2040	19,674	19,556	20,050
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	0.44	(b)	1/25/2038	177,879	167,456	151,857
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	0.48	(b)	6/25/2041	116,794	109,630	97,780
OneMain Financial Issuance Trust 2020-2(a)	2.21		9/14/2035	400,000	399,788	398,907
OneMain Financial Issuance Trust 2020-2(a)	2.76		9/14/2035	400,000	399,831	398,836
Oxford Finance Funding 2020-1 LLC(a)	3.10		2/15/2028	475,000	475,000	481,790
Oxford Finance Funding 2020-1 LLC(a)	4.04		2/15/2028	450,000	450,000	451,687
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	0.48	(b)	2/15/2045	70,999	61,860	61,413
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.550%	0.79	(b)	10/25/2065	164,980	156,986	153,793
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	0.74	(b)	7/25/2039	154,216	143,295	142,411
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	0.53	(b)	1/25/2044	95,653	89,199	85,226
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	0.45	(b)	10/25/2040	90,058	79,980	80,516
SoFi Professional Loan Program LLC 2017-A C(a)	4.43		3/26/2040	100,000	99,519	105,007
South Carolina Student Loan Corp. 2014-1 B, 1M USD LIBOR + 1.500%	1.66	(b)	8/1/2035	100,000	98,851	99,476
Store Master Funding I-VII(a)	4.74		10/20/2048	227,796	234,452	238,520
Textainer Marine Containers VII Ltd.(a)	5.28		4/20/2044	177,333	177,264	177,333
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	0.54	(b)	10/25/2040	53,161	49,131	48,361
Willis Engine Structured Trust IV(a)	4.75		9/15/2043	347,230	354,959	292,868

Total Other Asset-Backed Securities				8,322,948	8,260,220	7,798,069

Total Asset-Backed Securities				17,692,948	17,616,865	17,106,016

Corporate Bonds — 46.9%*:

Agriculture — 0.1%*:
Bunge Ltd. Finance Corp.	1.63		8/17/2025	60,000	59,997	60,262

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Auto Manufacturers — 0.3%*:
Ford Motor Co.	9.63%		4/22/2030	100,000	$115,413	$129,125

Chemicals — 1.3%*:
Nutrition & Biosciences, Inc.(a)	1.83		10/15/2027	125,000	124,999	125,567
UPL Corp. Ltd.(c)	4.63		6/16/2030	260,000	258,895	264,875
Yara International ASA(a)	3.15		6/4/2030	150,000	159,178	160,513

Total Chemicals				535,000	543,072	550,955

Commercial Banks — 7.6%*:
Banco de Credito del Peru, 5 year CMT + 3.000%(a),(c)	3.13	(b)	7/1/2030	414,000	410,978	414,000
Banco Santander SA(c)	2.75		5/28/2025	400,000	404,489	419,581
Bank of America Corp.	4.20		8/26/2024	280,000	301,727	311,819
Barclays plc, 3M USD LIBOR + 2.452%(c)	2.85	(b)	5/7/2026	390,000	390,000	405,635
BBVA Bancomer SA(a),(c)	1.88		9/18/2025	500,000	495,491	488,500
BPCE SA(a),(c)	5.70		10/22/2023	385,000	427,433	431,775
Credit Suisse AG(a),(c)	6.50		8/8/2023	310,000	342,704	351,075
Morgan Stanley	4.10		5/22/2023	370,000	389,352	400,773

Total Commercial Banks				3,049,000	3,162,174	3,223,158

Diversified Financial Services — 4.8%*:
Lazard Group LLC	3.75		2/13/2025	410,000	435,422	444,425
LeasePlan Corp. NV(a),(c)	2.88		10/24/2024	605,000	612,081	624,370
MAR Sukuk Ltd.(c)	2.21		9/2/2025	500,000	500,000	500,419
Shinhan Financial Group Co. Ltd., 5 year CMT + 1.500%(a),(c)	3.34	(b)	2/5/2030	242,000	242,000	253,798
SPARC EM SPC Panama Metro Line 2 SP(c)	Zero Coupon		12/5/2022	237,795	228,415	230,367

Total Diversified Financial Services				1,994,795	2,017,918	2,053,379

Electric — 4.7%*:
Adani Electricity Mumbai Ltd.(a),(c)	3.95		2/12/2030	550,000	526,489	536,594
AES Panama Generation Holdings SRL(a),(c)	4.38		5/31/2030	465,000	465,000	476,480
Infraestructura Energetica Nova SAB de CV(a),(c)	3.75		1/14/2028	488,000	497,365	483,120
Saudi Electricity Global Sukuk Co. 5(c)	2.41		9/17/2030	500,000	500,000	499,387

Total Electric				2,003,000	1,988,854	1,995,581

Food — 0.9%*:
JBS USA Food Co.(a)	5.50		1/15/2030	202,000	206,804	219,871
Smithfield Foods, Inc.(a)	3.00		10/15/2030	154,000	155,022	154,333

Total Food				356,000	361,826	374,204

Forestry and Paper Products — 0.9%*:
Suzano Austria GmbH(c)	3.75		1/15/2031	360,000	353,974	359,640

Insurance — 7.7%*:
Athene Global Funding(a)	2.50		1/14/2025	710,000	691,823	731,842
AXIS Specialty Finance LLC	3.90		7/15/2029	233,000	254,826	254,659
Brighthouse Financial, Inc.	3.70		6/22/2027	400,000	418,451	414,945
CNO Financial Group, Inc.	5.25		5/30/2025	150,000	172,401	172,045
Enstar Group Ltd.	4.95		6/1/2029	420,000	442,897	470,634
Hanwha Life Insurance Co. Ltd., 5 year CMT + 2.000%(c)	4.70	(b)	4/23/2048	300,000	296,918	308,250
Hanwha Life Insurance Co. Ltd., 5 year CMT + 2.000%(a),(c)	4.70	(b)	10/23/2168	200,000	205,158	205,500

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Insurance (continued):
Prudential Financial, Inc., 3M USD LIBOR + 3.920%	5.63	(b)%	6/15/2043	320,000	$342,677	$339,896
Qatar Reinsurance Co. Ltd., 5 year USD Swap + 2.786%(c)	4.95	(b)	12/29/2048	350,000	359,485	349,344

Total Insurance				3,083,000	3,184,636	3,247,115

Internet — 1.3%*:
Tencent Music Entertainment Group(c)	2.00		9/3/2030	553,000	550,776	541,384

Investment Company Security — 1.6%*:
Ares Capital Corp.	3.25		7/15/2025	230,000	232,342	227,824
Ares Capital Corp.	3.88		1/15/2026	200,000	202,700	203,688
BlackRock TCP Capital Corp.	4.13		8/11/2022	225,000	230,284	228,202

Total Investment Company Security				655,000	665,326	659,714

Iron/Steel — 0.8%*:
Vale Overseas Ltd.(c)	3.75		7/8/2030	314,000	311,462	322,556

IT Services — 1.0%*:
Dell International LLC/EMC Corp.(a)	5.85		7/15/2025	359,000	401,398	418,304

Media — 1.3%*:
DISH Network Corp.	3.38		8/15/2026	140,000	127,577	128,519
Sirius XM Radio, Inc.(a)	5.50		7/1/2029	90,000	93,793	96,525
ViacomCBS, Inc.	4.95		1/15/2031	270,000	324,371	324,664

Total Media				500,000	545,741	549,708

Mining — 1.8%*:
AngloGold Ashanti Holdings plc(c)	3.75		10/1/2030	345,000	343,889	353,909
Glencore Funding LLC(a),(c)	4.00		4/16/2025	385,000	406,767	422,572

Total Mining				730,000	750,656	776,481

Oil and Gas — 1.2%*:
Gazprom PJSC via Gaz Finance plc(a),(c)	3.25		2/25/2030	500,000	481,242	499,660

Pipelines — 0.6%*:
Fermaca Enterprises S de RL de CV(a),(c)	6.38		3/30/2038	254,202	259,233	271,996

Real Estate — 2.3%*:
Country Garden Holdings Co. Ltd.(c)	5.63		1/14/2030	500,000	525,910	541,094
NE Property BV(c)	1.88		10/9/2026	415,000	450,676	449,976

Total Real Estate				915,000	976,586	991,070

Real Estate Investment Trusts — 3.6%*:
PLA Administradora Industrial S de RL de CV(a),(c)	4.96		7/18/2029	290,000	290,000	303,485
SBA Tower Trust(a)	2.33		1/15/2028	308,000	308,000	313,244
STORE Capital Corp.	4.63		3/15/2029	555,000	512,918	595,128
Tanger Properties LP	3.88		12/1/2023	316,000	322,231	317,805

Total REITS				1,469,000	1,433,149	1,529,662

Retail — 0.9%*:
Advance Auto Parts, Inc.	1.75		10/1/2027	50,000	49,836	49,852
El Puerto de Liverpool SAB de CV(a),(c)	3.95		10/2/2024	320,000	306,603	333,203

Total Retail				370,000	356,439	383,055

Telecommunications — 0.5%*:
Sprint Capital Corp.	8.75		3/15/2032	140,000	199,686	204,933

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Transportation — 0.2%*:
XPO Logistics, Inc.(a)	6.25%		5/1/2025	95,000	$95,000	$101,518

Trucking and Leasing — 1.5%*:
Park Aerospace Holdings Ltd.(a),(c)	5.25		8/15/2022	650,000	669,838	652,630

Total Corporate Bonds				19,044,997	19,484,396	19,896,090

Mortgage-Backed Securities — 8.5%*:

BANK 2018-BNK14	4.73	(d)	9/15/2060	400,000	462,397	460,497
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 2.000%(a)	2.15	(b)	10/15/2036	379,719	357,488	375,236
COMM 2014-LC17 Mortgage Trust	4.71	(d)	10/10/2047	400,000	410,036	400,738
COMM 2014-UBS5 Mortgage Trust	4.76	(d)	9/10/2047	395,000	409,550	369,812
Connecticut Avenue Securities Trust 2019-R03, 1M USD LIBOR + 2.150%(a)	2.30	(b)	9/25/2031	527,348	526,842	525,960
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 3.000%(a)	3.15	(b)	6/25/2050	620,000	617,009	621,731
GS Mortgage Securities Corp. II(a)	3.00	(d)	7/10/2051	500,000	449,620	325,034
GS Mortgage Securities Corp. II	4.16	(d)	7/10/2051	92,252	104,163	108,476
GS Mortgage Securities Trust 2016-GS2	4.68	(d)	5/10/2049	200,000	206,915	213,995
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB(a)	3.91	(d)	6/5/2039	213,000	211,452	194,848

Total Mortgage-Backed Securities				3,727,319	3,755,472	3,596,327

Total Fixed Income				40,465,264	40,856,733	40,598,433

Total Investments				40,465,264	40,856,733	40,598,433

Other assets and liabilities – 4.3%*						1,836,908

Net Assets – 100.0%						$42,435,341

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2020.
(c)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	69.1%
Mexico	4.6%
China	2.7%
Ireland	2.3%
Qatar	2.1%
India	2.0%
Switzerland	1.9%
Republic of Korea	1.9%
Brazil	1.7%
Netherlands	1.5%
Russia	1.2%
Saudi Arabia	1.2%
Pitcairn Island	1.2%
Romania	1.1%
France	1.1%
Spain	1.0%
Peru	1.0%
United Kingdom	1.0%
Other (Individually less than 1%)	1.4%

Total	100.0%

(d)	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

A summary of outstanding derivatives at September 30, 2020 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/6/20	Canadian Imperial Bank of Commerce	EUR	399,094	$467,956	$468,338	$(382)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(382)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
10/6/20	Standard Chartered Bank	EUR	399,094	$467,957	$477,419	$9,462
11/5/20	Canadian Imperial Bank of Commerce	EUR	394,697	463,087	463,466	379

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$9,841

Currency Legend

EUR – Euro

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Long Future
U.S. 2-Year Treasury Note	12/31/20	1	220,901	Long	$220,961	$60

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
Euro-BOBL Future	12/08/20	1	(160,378)	Short	$(158,480)	$(448)
Euro-Bund Future	12/08/20	1	(205,580)	Short	(204,616)	(2,042)
Euro-SCHATZ Future	12/08/20	3	(400,568)	Short	(394,963)	(253)
U.S. 10-Year Ultra Bond	12/21/20	39	(6,221,989)	Short	(6,236,953)	(14,964)
U.S. 5-Year Treasury Note	12/31/20	107	(13,473,682)	Short	(13,485,344)	(11,662)

Total Short Futures						$(29,369)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 89.4%*:

Corporate Bonds — 39.1%*:

Aerospace/Defense — 0.9%*:
Embraer Netherlands Finance BV(a),(b)	6.95%		1/17/2028	500,000	$499,246	$505,495

Chemicals — 2.2%*:
Braskem Idesa SAPI(a),(b)	7.45		11/15/2029	795,000	792,448	755,250
Grupo Idesa SA de CV(a),(b)	10.13		5/22/2026	1,010,000	975,681	564,969

Total Chemicals				1,805,000	1,768,129	1,320,219

Commercial Banks — 6.4%*:
National Bank of Greece SA, 5 year EUR Swap + 8.464%(b)	8.25	(c)	7/18/2029	750,000	844,200	901,162
Nova Ljubljanska Banka dd, 5 year EUR Swap + 3.833%(b)	3.65	(c)	11/19/2029	400,000	440,400	422,082
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.380%(a),(b)	7.75	(c),(d)		200,000	200,000	187,000
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.427%(a),(b)	8.00	(c)	4/7/2030	1,165,000	1,169,375	1,170,972
TBC Bank JSC, 5 year USD ICE Swap + 8.995%(a),(b)	10.78	(c),(d)		645,000	645,000	632,302
TMB Bank PCL, 5 year CMT + 3.256%(b)	4.90	(c),(d)		500,000	475,932	475,250

Total Commercial Banks				3,660,000	3,774,907	3,788,768

Diversified Financial Services — 1.6%*:
India Infoline Finance Ltd.(b)	5.88		4/20/2023	1,055,000	993,515	931,578

Electric — 1.0%*:
Infraestructura Energetica Nova SAB de CV(a),(b)	4.75		1/15/2051	312,000	302,973	289,965
Infraestructura Energetica Nova SAB de CV(a),(b)	4.88		1/14/2048	328,000	271,759	315,700

Total Electric				640,000	574,732	605,665

Engineering&Construction — 1.0%*:
Rutas 2 and 7 Finance Ltd.(a),(b)	Zero Coupon		9/30/2036	850,000	563,894	597,125

Food — 0.4%*:
MHP Lux SA(a),(b)	6.25		9/19/2029	270,000	274,501	256,500

Forestry and Paper Products — 0.6%*:
Suzano Austria GmbH(b)	3.75		1/15/2031	361,000	354,957	360,639

Household Products — 0.6%*:
Walnut Bidco plc(a),(b)	6.75		8/1/2024	317,000	352,647	362,977

Internet — 0.9%*:
Tencent Music Entertainment Group(b)	2.00		9/3/2030	553,000	550,776	541,384

Metal Fabricate/Hardware — 0.7%*:
HTA Group Ltd.(a),(b)	7.00		12/18/2025	416,000	413,768	433,680

Mining — 8.0%*:
AngloGold Ashanti Holdings plc	3.75		10/1/2030	345,000	343,889	353,909
Bayan Resources Tbk PT(a),(b)	6.13		1/24/2023	900,000	845,554	857,812
CSN Islands XI Corp.(a),(b)	6.75		1/28/2028	721,000	721,000	698,433
First Quantum Minerals Ltd.(a),(b)	6.88		10/15/2027	610,000	610,000	587,887
First Quantum Minerals Ltd.(a),(b)	7.50		4/1/2025	250,000	246,603	247,278
Metinvest BV(a),(b)	5.63		6/17/2025	750,000	816,137	821,081
Vedanta Holdings Mauritius II Ltd.(a),(b)	13.00		8/21/2023	377,000	377,000	388,248
Vedanta Resources Finance II plc(a),(b)	9.25		4/23/2026	550,000	548,093	412,500

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Mining (continued):
Vedanta Resources Ltd.(a),(b)	8.25%		6/7/2021	400,000	$271,674	$375,375

Total Mining				4,903,000	4,779,950	4,742,523

Oil and Gas — 5.5%*:
Petrobras Global Finance BV(b)	6.75		6/3/2050	300,000	294,349	320,719
Petrobras Global Finance BV(b)	6.90		3/19/2049	900,000	968,913	1,005,750
Petroleos Mexicanos(a),(b)	6.95		1/28/2060	1,304,000	1,203,295	1,008,644
Tullow Oil PLC(a),(b)	6.25		4/15/2022	210,000	73,800	108,150
Tullow Oil plc(a),(b)	7.00		3/1/2025	1,840,000	1,289,057	855,600

Total Oil and Gas				4,554,000	3,829,414	3,298,863

Oil and Gas Services — 0.9%*:
Borets Finance DAC(a),(b)	6.00		9/17/2026	531,000	531,000	529,779

Real Estate — 1.3%*:
Kaisa Group Holdings Ltd.(b)	11.25		4/9/2022	750,000	759,496	767,239

Retail — 1.8%*:
Arabian Centres Sukuk Ltd.(a),(b)	5.38		11/26/2024	700,000	649,642	641,200
Future Retail Ltd.(b)	5.60		1/22/2025	500,000	449,995	422,379

Total Retail				1,200,000	1,099,637	1,063,579

Sovereign — 0.8%*:
Ukreximbank Via Biz Finance plc, 5 year USD ICE Swap + 8.178%(b)	9.95	(c)	11/14/2029	500,000	500,000	490,100

Telecommunications — 3.0%*:
Axiata Spv5 Labuan Ltd.(b)	3.06		8/19/2050	500,000	500,000	468,482
IHS Netherlands Holdco BV(a),(b)	8.00		9/18/2027	500,000	492,634	512,265
Network i2i Ltd., 5 year CMT + 4.277%(a),(b)	5.65	(c),(d)		400,000	374,683	397,625
VF Ukraine PAT via VFU Funding plc(a),(b)	6.20		2/11/2025	405,000	405,000	402,089

Total Telecommunications				1,805,000	1,772,317	1,780,461

Transportation — 1.5%*:
MV24 Capital BV(a),(b)	6.75		6/1/2034	592,885	592,885	598,517
Prumo Participacoes e Investimentos SA(a),(b)	7.50		12/31/2031	274,419	281,795	290,884

Total Transportation				867,304	874,680	889,401

Total Corporate Bonds				25,537,304	24,267,566	23,265,975

Foreign Government — 50.3%*:
Albania — 1.5%*:
Albania Government International Bond(a),(b)	3.50		6/16/2027	740,000	832,760	888,002

Belarus — 4.2%*:
Republic of Belarus International Bond(a),(b)	7.63		6/29/2027	1,000,000	1,028,346	974,687
Republic of Belarus Ministry of Finance(a),(b)	6.38		2/24/2031	1,630,000	1,630,000	1,525,680

Total Belarus				2,630,000	2,658,346	2,500,367

Bolivia — 0.9%*:
Bolivian Government International Bond(a)	4.50		3/20/2028	623,000	557,996	532,081

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Brazil — 1.9%*:
Brazil Notas do Tesouro Nacional Serie B(b)	6.00%	8/15/2050	780,000	$662,299	$589,635
Brazilian Government International Bond(b)	5.63	2/21/2047	500,000	575,194	543,906

Total Brazil			1,280,000	1,237,493	1,133,541

Colombia — 1.8%*:
Colombian TES(b)	7.00	6/30/2032	720,400,000	154,808	202,919
Colombian TES(b)	7.50	8/26/2026	1,350,000,000	445,857	405,346
Colombian TES(b)	10.00	7/24/2024	1,385,600,000	521,160	443,761

Total Colombia			3,456,000,000	1,121,825	1,052,026

Ecuador — 1.1%*:
Ecuador Government International Bond(a)	Zero Coupon	7/31/2030	69,699	36,796	32,410
Ecuador Government International Bond(a)	0.50	7/31/2030	228,060	176,670	154,511
Ecuador Government International Bond(a)	0.50	7/31/2035	597,662	390,695	333,197
Ecuador Government International Bond(a)	0.50	7/31/2040	273,913	161,534	137,641

Total Ecuador			1,169,334	765,695	657,759

Egypt — 0.6%*:
Egypt Government International Bond(a),(b)	6.38	4/11/2031	350,000	392,822	381,761

El Salvador — 3.5%*:
El Salvador Government International Bond(a),(b)	7.65	6/15/2035	700,000	509,831	600,906
El Salvador Government International Bonds(a),(b)	7.12	1/20/2050	400,000	400,000	311,360
El Salvador Government International Bonds(a),(b)	8.25	4/10/2032	600,000	640,295	541,313
El Salvador Government International Bonds(a),(b)	8.63	2/28/2029	670,000	765,316	633,778

Total El Salvador			2,370,000	2,315,442	2,087,357

Ivory Coast — 1.0%*:
Ivory Coast Government International Bond(a),(b)	5.88	10/17/2031	550,000	599,873	582,378

Jordan — 1.7%*:
Jordan Government International Bond(a),(b)	5.85	7/7/2030	1,030,000	1,030,000	999,100

Macedonia — 1.1%*:
North Macedonia Government International Bond(a),(b)	3.68	6/3/2026	550,000	596,633	686,762

Malaysia — 1.5%*:
Malaysia Government Bond(b)	3.96	9/15/2025	3,502,000	871,945	908,683

Mexico — 5.9%*:
Mexican Bonos(b)	5.75	3/5/2026	14,500,000	736,937	671,342
Mexican Bonos(b)	7.75	11/13/2042	23,900,000	1,004,209	1,168,707
Mexican Bonos(b)	8.00	9/5/2024	3,200,000	141,564	160,686
Mexican Bonos(b)	8.00	11/7/2047	30,000,000	1,391,642	1,497,524

Total Mexico			71,600,000	3,274,352	3,498,259

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Peru — 1.9%*:
Peru Government Bond(b)	6.85%		2/12/2042	3,633,000	$1,275,651	$1,155,736

Poland — 2.0%*:
Republic of Poland Government Bond(b)	2.75		10/25/2029	4,000,000	1,146,831	1,166,865

Romania — 1.6%*:
Romania Government Bond	3.65		9/24/2031	2,500,000	588,220	593,952
Romanian Government International Bond(a)	4.63		4/3/2049	250,000	361,843	356,771

Total Romania				2,750,000	950,063	950,723

Serbia — 1.4%*:
Serbia International Bond(a),(b)	3.13		5/15/2027	680,000	724,704	852,078

South Africa — 4.9%*:
Republic of South Africa Government Bond(b)	10.50		12/21/2026	42,400,000	2,703,451	2,942,465

Supranational — 1.5%*:
Asian Development Bank, TBIB6MIR(b),(e)	2.55	(c)	7/14/2021	680,000	228,372	211,228
European Bank for Reconstruction & Development, GGRRC9MX – 0.500%(b),(e)	7.73	(c)	10/29/2022	1,200,000	404,027	371,728
International Bank for Reconstruction & Development(b),(e)	7.25		11/22/2021	960,000	325,423	294,792

Total Supranational				2,840,000	957,822	877,748

Tajikistan — 0.3%*:
Republic of Tajikistan International Bond(a),(b)	7.13		9/14/2027	200,000	157,291	161,062

Thailand — 1.9%*:
Thailand Government Bond(b)	1.60		12/17/2029	9,105,000	293,605	293,565
Thailand Government Bond(b)	2.88		12/17/2028	22,913,000	810,720	814,752

Total Thailand				32,018,000	1,104,325	1,108,317

Tunisia — 0.9%*:
Banque Centrale de Tunisie International Bonds(a),(b)	6.38		7/15/2026	510,000	566,665	537,594

Ukraine — 5.3%*:
Ukraine Government International Bonds(a),(b)	4.38		1/27/2030	1,250,000	1,386,563	1,194,433
Ukraine Government International Bonds(a),(b)	6.75		6/20/2026	795,000	906,814	906,465
Ukraine Government International Bonds(a),(b)	9.75		11/1/2028	960,000	932,636	1,036,200

Total Ukraine				3,005,000	3,226,013	3,137,098

Uruguay — 1.9%*:
Uruguay Government International Bond(b)	3.88		7/2/2040	20,574,466	480,552	559,618

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Uruguay (continued):
Uruguay Government International Bond(b)	4.38%	12/15/2028	21,267,176	$556,958	$564,101

Total Uruguay			41,841,642	1,037,510	1,123,719

Total Foreign Government			3,676,271,976	30,105,508	29,921,481

Total Fixed Income			3,701,809,280	54,373,074	53,187,456

Total Investments			3,701,809,280	54,373,074	53,187,456

Other assets and liabilities – 10.6%*					6,278,816

Net Assets – 100.0%					$59,466,272

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	12.1%
Brazil	9.2%
Ukraine	8.8%
South Africa	5.5%
India	5.5%
Belarus	4.7%
Russia	4.3%
El Salvador	3.9%
Thailand	3.0%
Malaysia	2.6%
China	2.5%
Poland	2.2%
Peru	2.2%
Uruguay	2.1%
Colombia	2.0%
Jordan	1.9%
Ghana	1.8%
Romania	1.8%
Greece	1.7%
Albania	1.7%
Supranational	1.7%
Indonesia	1.6%
Serbia	1.6%
Macedonia	1.3%
Ecuador	1.2%
Saudi Arabia	1.2%
Georgia	1.2%
Paraguay	1.1%
Zimbabwe	1.1%
Ivory Coast	1.1%
Tunisia	1.0%
Bolivia	1.0%
Niger	1.0%
Other (Individually less than 1%)	4.4%

Total	100.0%

(c)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2020.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

(d)	Security is perpetual in nature and has no stated maturity.
(e)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).

A summary of outstanding derivatives at September 30, 2020 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/20/20	Morgan Stanley & Co.	AUD	2,602,246	$1,863,932	$1,830,121	$33,811
11/24/20	Morgan Stanley & Co.	AUD	2,248,628	1,610,790	1,613,137	(2,347)
11/24/20	Standard Chartered Bank	AUD	88,218	63,194	65,000	(1,806)
10/6/20	JPMorgan Chase Bank N.A.	BRL	235,118	41,861	42,644	(783)
11/10/20	JPMorgan Chase Bank N.A.	BRL	3,987,488	709,307	706,000	3,307
11/10/20	Citibank N.A.	BRL	28,418,418	5,055,160	5,479,066	(423,906)
1/12/21	JPMorgan Chase Bank N.A.	BRL	235,118	41,748	41,390	358
10/6/20	Citibank N.A.	COP	4,045,777,459	1,056,943	1,041,652	15,291
10/13/20	Citibank N.A.	EUR	3,039,739	3,564,752	3,454,464	110,288
11/17/20	Morgan Stanley & Co.	EUR	856,120	1,004,712	1,020,562	(15,850)
11/24/20	JPMorgan Chase Bank N.A.	INR	92,800,975	1,255,180	1,255,000	180
10/6/20	Goldman Sachs & Co.	MXN	22,408,599	1,012,952	955,000	57,952
10/6/20	Bank of America N.A.	MXN	30,279,091	1,368,728	1,379,000	(10,272)
1/12/21	Goldman Sachs & Co.	MXN	52,687,690	2,355,682	2,318,901	36,781
10/6/20	JPMorgan Chase Bank N.A.	PEN	722,717	200,551	203,113	(2,562)
10/6/20	Citibank N.A.	PEN	2,781,585	771,878	791,060	(19,182)
11/16/20	JPMorgan Chase Bank N.A.	PKR	57,709,480	345,172	356,724	(11,552)
11/16/20	Citibank N.A.	PKR	49,760,750	297,629	305,000	(7,371)
10/13/20	Bank of America N.A.	PLN	18,152,628	4,696,285	4,590,315	105,970
10/13/20	Citibank N.A.	TRY	20,141,713	2,602,357	2,666,788	(64,431)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(196,124)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/6/20	JPMorgan Chase Bank N.A.	BRL	235,118	$41,860	$41,500	$(360)
10/13/20	Bank of America N.A.	CHF	924,393	1,003,937	987,814	(16,123)
11/17/20	Citibank N.A.	CHF	1,658,636	1,803,110	1,831,860	28,750
10/6/20	Citibank N.A.	COP	4,045,777,459	1,056,943	1,073,635	16,692
1/12/21	Citibank N.A.	COP	4,045,777,459	1,051,614	1,035,825	(15,789)
11/18/20	Bank of America N.A.	CZK	9,510,010	412,138	432,751	20,613
10/13/20	Standard Chartered Bank	EUR	461,027	540,654	551,000	10,346
10/13/20	Citibank N.A.	EUR	2,578,712	3,024,098	3,056,855	32,757
11/17/20	Bank of America N.A.	EUR	1,766,216	2,072,768	2,093,536	20,768
11/17/20	Barclays Bank plc	ILS	9,263,715	2,705,643	2,724,221	18,578
11/24/20	Citibank N.A.	JPY	318,925,964	3,025,767	3,010,000	(15,767)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

Forward Foreign Currency Exchange Contracts to Sell (continued)

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/6/20	Goldman Sachs & Co.	MXN	52,687,690	$2,381,680	$2,344,555	$(37,125)
10/6/20	Barclays Bank plc	PEN	3,504,302	972,429	987,545	15,116
10/13/20	Goldman Sachs & Co.	PLN	6,230,568	1,611,917	1,656,838	44,921
10/13/20	BNP Paribas S.A.	RUB	24,602,810	316,345	341,563	25,218
10/13/20	Bank of America N.A.	RUB	116,854,186	1,502,521	1,492,000	(10,521)
10/20/20	HSBC Bank USA	SGD	571,502	418,674	411,958	(6,716)
11/24/20	JPMorgan Chase Bank N.A.	SGD	3,227,631	2,364,624	2,353,788	(10,836)
10/13/20	JPMorgan Chase Bank N.A.	TRY	20,141,713	2,602,356	2,812,107	209,751

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$330,273

Currency Legend

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CHF	–	Swiss Franc
COP	–	Colombian Peso
CZK	–	Czech Koruna
EUR	–	Euro
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
MXN	–	Mexican Peso
PEN	–	Peruvian Nuevo Sol
PKR	–	Pakistan Rupee
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SGD	–	Singapore Dollar
TRY	–	Turkish New Lira

FUTURES

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Future
U.S. Ultra Bond	12/21/20	12	(2,665,514)	Short	$(2,661,750)	$3,764

Centrally Cleared Interest Rate Swaps

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	PAY/RECEIVE PAYMENT FREQUENCY	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION DEPRECIATION
BRL-CDI Rate	Pay	6.38%	1/02/23	At Maturity	15,433,848	CME	$207,530
BRL-CDI Rate	Pay	7.49%	1/02/29	At Maturity	9,935,952	CME	371
BRL-CDI Rate	Pay	7.48%	1/02/29	At Maturity	989,335	CME	(276)
CZK-PRIBOR Rate	Pay	1.95%	1/24/25	1Y/6M	61,000,000	LCH	196,090
CZK-PRIBOR Rate	Pay	1.94%	1/24/25	1Y/6M	117,500,000	CME	375,219
THB-THBFIX Rate	Receive	0.73%	7/13/25	6M/6M	27,300,000	LCH	(765)
THB-THBFIX Rate	Receive	0.72%	7/13/25	6M/6M	27,300,000	LCH	(1,193)
THB-THBFIX Rate	Receive	1.5%	9/08/30	6M/6M	33,191,000	LCH	(810)
THB-THBFIX Rate	Receive	1.51%	9/10/30	6M/6M	49,455,000	LCH	(859)

Total Centrally Cleared Interest Rate Swaps							$775,307

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

OTC Cross Currency Swaps
NOTIONAL AMOUNT	FUND PAYS	PAY/RECEIVE PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	NOTIONAL AMOUNT	FUND RECEIVES	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
303,000 EUR	6.38%	1Y/6M	07/15/2026	Citibank N.A	359,358	7.58%	$(136)	$9,642	$9,778
350,000 EUR	6.38%	1Y/6M	04/11/2031	Citibank N.A	392,700	9.37%	(123)	31,259	31,382
740,000 EUR	3.50%	1Y/6M	06/16/2027	Citibank N.A.	839,530	4.74%	628	(60,478)	(61,106)
680,000 EUR	3.13%	1Y/6M	05/15/2027	Citibank N.A.	735,081	4.32%	(339)	(74,618)	(74,279)
550,000 EUR	3.68%	1Y/6M	06/03/2026	Citibank N.A	604,450	4.79%	(467)	(90,419)	(89,952)
495,000 EUR	6.75%	1Y/6M	06/20/2026	Citibank N.A.	558,360	9.58%	272	23,541	23,269
300,000 EUR	6.75%	1Y/6M	06/20/2026	Citibank N.A.	336,030	9.73%	(165)	13,598	13,763
750,000 EUR	8.25%	1Y/6M	07/18/2029	Citibank N.A.	843,675	11.44%	(525)	59,783	60,308
317,000 EUR	6.75%	1Y/6M	08/01/2024	Citibank N.A.	353,011	9.71%	(364)	3,125	3,489
750,000 EUR	5.63%	1Y/6M	06/17/2025	Citibank N.A.	819,150	8.12%	(1,088)	(20,083)	(18,995)
550,000 EUR	5.88%	1Y/6M	10/17/2031	Citibank N.A.	605,000	8.46%	—	3,754	3,754
400,000 EUR	3.65%	1Y/6M	11/19/2029	Citibank N.A.	440,600	6.02%	200	4,510	4,310
1,250,000 EUR	4.38%	1Y/6M	01/27/2030	Citibank N.A.	1,385,625	6.70%	(938)	6,104	7,042
207,000 EUR	6.38%	1Y/6M	07/15/2026	Citibank N.A	245,088	7.58%	818	5,521	4,703
250,000 EUR	4.63%	1Y/6M	04/03/2049	Citibank N.A	296,250	6.65%	100	28	(72)

Total OTC Cross Currency Swaps							$(2,127)	$(84,733)	$(82,606)

OTC - Interest Rate Swaps

DESCRIPTION		NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 9/1/2020 paying a fixed rate of (1.37)% receiving the notional amount multiplied by the CLP-CLICP rate. Expiring 9/3/2025.	CLP	1,079,824,321	$7,418	$7,418
Agreement with Bank of America N.A. dated 9/1/2020 paying a fixed rate of (1.36)% receiving the notional amount multiplied by the CLP-CLICP rate. Expiring 9/2/2025.	CLP	1,079,789,685	6,661	6,661
Agreement with Bank of America N.A. dated 9/1/2020 paying a fixed rate of (1.36)% receiving the notional amount multiplied by the CLP-CLICP rate. Expiring 9/1/2025.	CLP	1,079,754,672	6,950	6,950
Agreement with Bank of America N.A. dated 10/4/2019 receiving a fixed rate of 5.88% paying the notional amount multiplied by the BRL-CDI rate. Expiring 2/1/2023.	BRL	18,084,492	183,696	183,696

Total OTC Interest Rate Swaps			$204,725	$204,725

OTC Credit Default Swaps - Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION (DEPRECIATION)
Brazil Government International Bond	1.00%	3M	12/20/2025	Morgan Stanley Capital Services, Inc.	$1,110,000	$1,110,000	$(89,420)	$(78,863)	$10,557
Brazil Government International Bond	1.00%	3M	12/20/2025	Morgan Stanley Capital Services, Inc.	1,530,000	1,530,000	(78,905)	(108,704)	(29,799)
Colombia Government International Bond	1.00%	3M	12/20/2025	Bank of America N.A.	1,530,000	1,530,000	(19,685)	(38,030)	(18,345)
Indonesia Government International Bond	1.00%	3M	12/20/2025	Morgan Stanley Capital Services, Inc.	3,080,000	3,080,000	(15,274)	(23,525)	(8,250)
Mexico Government International Bond	1.00%	3M	12/20/2025	Morgan Stanley Capital Services, Inc.	2,045,000	2,045,000	(25,242)	(51,039)	(25,798)

Total OTC Credit Default Swaps							(228,526)	(300,161)	(71,635)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2020

	SHARES	COST	FAIR VALUE
Equities — 97.0%*:

Common Stocks — 97.0%*:

Communication Services — 13.0%*:
Mail.Ru Group Ltd.(a),(b)	5,891	$145,728	$161,413
NetEase, Inc.(b)	241	120,359	109,576
PT Telekomunikasi Indonesia Persero Tbk(b)	497,400	135,601	85,574
Tencent Holdings Ltd.(b)	17,100	704,953	1,128,593

Total Communication Services	520,632	1,106,641	1,485,156

Consumer Discretionary — 18.4%*:
Alibaba Group Holding Ltd.(a),(b)	4,570	750,781	1,343,489
New Oriental Education & Technology Group, Inc.(a),(b)	786	120,474	117,507
Prosus NV(a),(b)	2,331	179,030	215,086
Samsonite International SA(a),(b),(c)	96,900	206,895	97,524
Topsports International Holdings Ltd.(b),(c)	166,000	193,244	229,186
Yum China Holdings, Inc.(b)	2,035	118,345	107,753

Total Consumer Discretionary	272,622	1,568,769	2,110,545

Consumer Staples — 2.5%*:
CP ALL Public Company Limited(a),(b)	71,600	150,312	136,139
Magnit PJSC(b)	2,328	140,628	148,898

Total Consumer Staples	73,928	290,940	285,037

Energy — 5.2%*:
CNOOC Ltd.(b)	154,000	271,158	148,038
Reliance Industries Ltd.(b),(c)	7,307	241,603	444,265

Total Energy	161,307	512,761	592,303

Financials — 22.3%*:
AIA Group Ltd.(b)	21,000	174,125	205,663
B3 SA - Brasil Bolsa Balcao(b)	18,007	97,381	176,386
China Construction Bank Corp.(b)	454,000	376,153	294,073
China Pacific Insurance Group Co. Ltd.(b)	41,800	146,124	118,118
Grupo Financiero Banorte SAB de CV(a),(b)	47,627	285,044	164,540
Hana Financial Group, Inc.(b)	6,409	218,118	153,992
HDFC Bank Ltd.(a),(b)	8,296	387,809	414,468
Itau Unibanco Holding SA(b)	30,735	193,827	122,325
Mega Financial Holding Co. Ltd.(b)	213,000	182,642	204,454
Ping An Insurance Group Co. of China Ltd.(b)	32,000	304,143	328,256
PT Bank Negara Indonesia Persero Tbk(b)	443,700	218,213	132,394
Sanlam Ltd.(b)	38,831	193,298	120,527
Sberbank of Russia PJSC(a),(b)	10,509	119,730	122,640

Total Financials	1,365,914	2,896,607	2,557,836

Industrials — 1.9%*:
China State Construction International Holdings Ltd.(b)	210,000	198,648	136,838
Rumo SA(a),(b)	22,985	79,873	78,010

Total Industrials	232,985	278,521	214,848

Information Technology — 23.9%*:
Chicony Electronics Co. Ltd.(b)	49,000	100,603	142,286
Hangzhou Hikvision Digital Technology Co. Ltd.(b)	38,700	163,249	216,553
Infosys Ltd.(b)	18,746	173,086	258,882
MediaTek, Inc.(b)	4,000	44,992	83,834

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	SHARES	COST	FAIR VALUE
Common Stocks (continued):

Information Technology (continued):
Powertech Technology, Inc.(b)	32,000	$102,014	$95,353
Samsung Electronics Co. Ltd.(b)	16,780	671,633	835,054
Sunny Optical Technology Group Co. Ltd.(b)	5,400	62,423	82,428
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	68,000	566,200	1,016,643

Total Information Technology	232,626	1,884,200	2,731,033

Materials — 5.1%*:
Anglo American plc(b)	8,807	177,392	214,160
China Resources Cement Holdings Ltd.(b)	94,000	114,786	128,324
LG Chem Ltd.(b)	438	138,262	244,936

Total Materials	103,245	430,440	587,420

Real Estate — 3.6%*:
China Overseas Land & Investment Ltd.(b)	74,000	225,256	185,237
China Resources Land Ltd.(b)	50,000	168,686	225,160

Total Real Estate	124,000	393,942	410,397

Utilities — 1.1%*:
ENN Energy Holdings Ltd.(b)	12,000	132,494	130,683

Total Common Stocks	3,099,259	9,495,315	11,105,258

Total Equities	3,099,259	9,495,315	11,105,258

Mutual Fund — 1.7%*:
iShares MSCI India ETF(b)	5,884	197,602	199,232

Total Investments	3,105,143	9,692,917	11,304,490

Other assets and liabilities – 1.3%*			147,041

Net Assets – 100.0%			$11,451,531

*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Non-income producing security.
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

China	41.5%
Taiwan	13.6%
India	11.7%
Republic of Korea	10.9%
Hong Kong	4.7%
Russia	3.8%
Brazil	3.3%
South Africa	3.0%
Indonesia	1.9%
Netherlands	1.9%
Mexico	1.5%
Thailand	1.2%
Switzerland	1.0%

Total	100.0%

(c)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2020

	SHARES	COST	FAIR VALUE
Equities — 0.1%*:

Common Stocks — 0.1%*:

Oil and Gas — 0.1%*:
Fieldwood Energy LLC	4,100	$88,421	$41
Jupiter Resources, Inc.(a)	39,729	192,017	29,797
Fieldwood Energy LLC	1,006	35,210	10

Total Oil and Gas	44,835	315,648	29,848

Total Common Stocks	44,835	315,648	29,848

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)(b)	357	—	—
Appvion Holdings Corp. (exp. June 13, 2023)(b)	357	—	—

Total Diversified/Conglomerate Manufacturing	714	—	—

Total Warrants	714	—	—

Total Equities	45,549	315,648	29,848

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 98.2%*:

Bank Loans — 3.5%*(c):

Broadcasting and Entertainment — 0.1%*:
CSC Holdings LLC, 1M LIBOR + 2.500%	2.65%	4/15/2027	44,631	44,690	43,190

Chemicals, Plastics and Rubber — 0.3%*:
Consolidated Energy Finance S.A., 1M LIBOR + 2.500%	2.66	5/7/2025	157,154	152,308	142,814

Containers, Packaging and Glass — 0.9%*:
BWAY Holding Co., 3M LIBOR + 3.250%	3.52	4/3/2024	438,640	429,101	410,953

Diversified/Conglomerate Service — 1.5%*:
Finastra USA, Inc., 3M LIBOR + 3.500%	4.50	6/13/2024	247,315	239,533	230,683
Finastra USA, Inc., 6M LIBOR + 7.250%	8.25	6/13/2025	500,000	462,239	468,250
SonicWall U.S. Holdings, Inc., 3M LIBOR + 7.500%	7.75	5/18/2026	51,897	51,527	45,583

Total Diversified/Conglomerate Service			799,212	753,299	744,516

Electronics — 0.1%*:
Renaissance Holding Corp., 1M LIBOR + 7.000%	7.15	5/31/2026	68,963	67,984	65,790

Oil and Gas — 0.0%*:
Fieldwood Energy LLC, 3M LIBOR + 7.250%	7.25	4/11/2023	91,996	57,970	21

Telecommunications — 0.6%*:
Banff Merger Sub, Inc., 1M LIBOR + 4.250%	4.40	10/2/2025	286,882	276,974	277,819
CommScope, Inc., 1M LIBOR + 3.250%	3.40	4/6/2026	30,251	30,013	29,425

Total Telecommunications			317,133	306,987	307,244

Total Bank Loans			1,917,729	1,812,339	1,714,528

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds — 94.7%*:

Aerospace and Defense — 3.6%*:
Science Applications International Corp.(d)	4.88%	4/1/2028	117,000	$117,190	$118,789
Signature Aviation US Holdings, Inc.(d)	4.00	3/1/2028	266,000	266,000	247,380
TransDigm, Inc.	5.50	11/15/2027	397,000	397,000	381,537
TransDigm, Inc.(d)	8.00	12/15/2025	221,000	221,000	240,337
Triumph Group, Inc.(d)	6.25	9/15/2024	216,000	216,000	183,825
Triumph Group, Inc.	7.75	8/15/2025	595,000	598,407	381,544
Triumph Group, Inc.(d)	8.88	6/1/2024	150,000	150,000	159,750

Total Aerospace and Defense			1,962,000	1,965,597	1,713,162

Automobile — 3.5%*:
Adient Global Holdings Ltd.(d)	4.88	8/15/2026	67,000	62,797	63,818
Adient US LLC(d)	9.00	4/15/2025	85,000	85,000	93,712
Allison Transmission, Inc.(d)	4.75	10/1/2027	157,000	150,298	161,514
Asbury Automotive Group, Inc.(d)	4.50	3/1/2028	39,000	39,000	39,244
Asbury Automotive Group, Inc.(d)	4.75	3/1/2030	40,000	40,000	40,300
Clarios Global LP(d)	6.75	5/15/2025	83,000	83,000	87,358
Clarios Global LP/Clarios US Finance Co.(d)	8.50	5/15/2027	142,000	146,623	146,615
Ford Motor Co.	7.45	7/16/2031	190,000	222,084	219,212
Ford Motor Co.	8.50	4/21/2023	257,000	257,000	280,130
Ford Motor Co.	9.63	4/22/2030	235,000	243,010	303,444
Gates Global LLC/Gates Global Co.(d)	6.25	1/15/2026	250,000	250,000	257,697

Total Automobile			1,545,000	1,578,812	1,693,044

Beverage, Food and Tobacco — 3.3%*:
JBS Investments II GmbH(d)	7.00	1/15/2026	200,000	202,324	213,500
JBS USA Food Co.(d)	5.50	1/15/2030	125,000	125,000	136,059
JBS USA LUX SA/JBS USA Finance, Inc.(d)	6.75	2/15/2028	250,000	250,000	271,855
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)	6.50	4/15/2029	500,000	500,000	554,985
Kraft Heinz Foods Co.(d)	3.75	4/1/2030	51,000	53,334	53,872
Kraft Heinz Foods Co.(d)	4.25	3/1/2031	100,000	100,000	109,715
Kraft Heinz Foods Co.	5.20	7/15/2045	72,000	77,625	78,713
Kraft Heinz Foods Co.	6.50	2/9/2040	38,000	45,687	48,295
Kraft Heinz Foods Co.	6.88	1/26/2039	84,000	104,721	112,514

Total Beverage, Food and Tobacco			1,420,000	1,458,691	1,579,508

Broadcasting and Entertainment — 10.2%*:
Banijay Entertainment Sasu(a),(d)	5.38	3/1/2025	170,000	170,000	171,063
Block Communications, Inc.(d)	4.88	3/1/2028	239,000	239,000	243,780
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	4.75	3/1/2030	280,000	280,000	296,450
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	5.75	2/15/2026	300,000	297,859	312,000
Clear Channel Worldwide Holdings, Inc.(d)	5.13	8/15/2027	201,000	201,000	193,010
Clear Channel Worldwide Holdings, Inc.	9.25	2/15/2024	160,000	160,000	155,104
CSC Holdings LLC(d)	3.38	2/15/2031	250,000	250,000	242,063
CSC Holdings LLC(d)	4.63	12/1/2030	250,000	258,076	251,875
CSC Holdings LLC(d)	5.75	1/15/2030	347,000	358,891	368,687
DISH DBS Corp.	5.00	3/15/2023	79,000	78,034	80,580
DISH Network Corp.	3.38	8/15/2026	267,000	254,435	245,105

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Broadcasting and Entertainment (continued):
Netflix, Inc.(d)	5.38%	11/15/2029	339,000	$340,175	$399,562
Netflix, Inc.	5.88	11/15/2028	250,000	248,726	298,301
Radiate Holdco LLC / Radiate Finance, Inc.(d)	4.50	9/15/2026	310,000	310,000	309,935
Radiate Holdco LLC / Radiate Finance, Inc.(d)	6.50	9/15/2028	392,000	392,000	401,707
Sirius XM Radio, Inc.(d)	5.00	8/1/2027	350,000	350,000	364,875
Tegna, Inc.(d)	4.63	3/15/2028	250,000	250,000	244,450
Terrier Media Buyer, Inc.(d)	8.88	12/15/2027	261,000	261,000	262,957
Townsquare Media, Inc.(d)	6.50	4/1/2023	50,000	46,477	45,813

Total Broadcasting and Entertainment			4,745,000	4,745,673	4,887,317

Buildings and Real Estate — 6.0%*:
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(a),(d)	4.88	2/15/2030	183,000	183,000	171,290
Cemex SAB de CV(a),(d)	7.38	6/5/2027	250,000	250,000	270,127
James Hardie International Finance DAC(d)	4.75	1/15/2025	244,000	240,281	249,185
M/I Homes, Inc.	5.63	8/1/2025	550,000	536,198	569,250
Mattamy Group Corp.(a),(d)	4.63	3/1/2030	330,000	329,131	334,158
Mattamy Group Corp.(a),(d)	5.25	12/15/2027	25,000	25,000	25,688
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/2027	250,000	250,000	260,675
New Enterprise Stone & Lime Co., Inc.(d)	9.75	7/15/2028	250,000	250,000	270,000
Specialty Building Products Holdings LLC / SBP Finance Corp.(d)	6.38	9/30/2026	151,000	151,000	153,643
Standard Industries, Inc.(d)	4.75	1/15/2028	52,000	53,549	53,950
Standard Industries, Inc.(d)	5.00	2/15/2027	200,000	199,046	208,000
STL Holding Co. LLC(d)	7.50	2/15/2026	175,000	175,000	174,781
TRI Pointe Group, Inc.	5.70	6/15/2028	121,000	121,000	132,495

Total Buildings and Real Estate			2,781,000	2,763,205	2,873,242

Cargo Transport — 1.5%*:
Core & Main Holdings LP, 8.625% CASH / 9.375% PIK(d)	8.63	9/15/2024	43,000	42,694	43,322
Kenan Advantage Group, Inc. (The)(d)	7.88	7/31/2023	700,000	700,000	679,000

Total Cargo Transport			743,000	742,694	722,322

Chemicals, Plastics and Rubber — 2.5%*:
CF Industries, Inc.	4.95	6/1/2043	23,000	23,084	26,745
CF Industries, Inc.	5.38	3/15/2044	48,000	47,179	57,762
Consolidated Energy Finance SA(d)	6.88	6/15/2025	405,000	403,786	368,550
CVR Partners LP/CVR Nitrogen Finance Corp.(d)	9.25	6/15/2023	175,000	177,873	161,875
LBC Tank Terminals Holding Netherlands BV(d)	6.88	5/15/2023	250,000	245,935	248,125
Nouryon Holding BV(a),(d)	8.00	10/1/2026	56,000	54,876	59,275
Univar Solutions USA, Inc.(d)	5.13	12/1/2027	177,000	177,000	181,646
Valvoline, Inc.(d)	4.25	2/15/2030	119,000	119,387	121,380

Total Chemicals, Plastics and Rubber			1,253,000	1,249,120	1,225,358

Containers, Packaging and Glass — 1.0%*:
Graphic Packaging International LLC(d)	3.50	3/15/2028	15,000	15,000	14,963
Mauser Packaging Solutions Holding Co.(d)	7.25	4/15/2025	302,000	291,459	284,257

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Containers, Packaging and Glass (continued):
Trident TPI Holdings, Inc.(d)	9.25%	8/1/2024	171,000	$166,764	$181,525

Total Containers, Packaging and Glass			488,000	473,223	480,745

Diversified/Conglomerate Manufacturing — 1.6%*:
Amsted Industries, Inc.(d)	4.63	5/15/2030	295,000	295,000	304,588
Appvion ESC(b),(e)	9.00	6/1/2025	366,000	366,000	—
Avaya, Inc.(d)	6.13	9/15/2028	150,000	150,000	152,940
Forterra Finance LLC / FRTA Finance Corp.(d)	6.50	7/15/2025	120,000	120,000	126,786
Griffon Corp.	5.75	3/1/2028	127,000	127,000	132,566
MTS Systems Corp.(d)	5.75	8/15/2027	33,000	33,000	32,495

Total Diversified/Conglomerate Manufacturing			1,091,000	1,091,000	749,375

Diversified/Conglomerate Service — 3.2%*:
Carlson Travel, Inc.(d)	11.50	12/15/2026	350,000	336,575	210,844
Iron Mountain, Inc.(d)	5.25	7/15/2030	235,000	235,000	244,988
KAR Auction Services, Inc.(d)	5.13	6/1/2025	186,000	163,766	185,996
Open Text Corp.(d)	3.88	2/15/2028	173,000	172,756	175,000
Open Text Holdings, Inc.(d)	4.13	2/15/2030	76,000	75,752	78,161
Prime Security Services Borrower LLC/Prime Finance, Inc.(d)	6.25	1/15/2028	339,000	337,354	343,237
Sabre GLBL, Inc.(d)	9.25	4/15/2025	50,000	50,000	55,029
Uber Technologies, Inc.(d)	6.25	1/15/2028	127,000	127,000	130,454
United Rentals North America, Inc.	3.88	2/15/2031	130,000	130,000	131,950

Total Diversified/Conglomerate Service			1,666,000	1,628,203	1,555,659

Electronics — 4.4%*:
BY Crown Parent LLC(d)	7.38	10/15/2024	96,000	96,000	97,440
Dell International LLC/EMC Corp.(d)	7.13	6/15/2024	230,000	237,001	239,244
Presidio Holdings, Inc.(d)	8.25	2/1/2028	66,000	66,000	69,135
Solera LLC/Solera Finance, Inc.(d)	10.50	3/1/2024	195,000	197,906	203,775
SS&C Technologies, Inc.(d)	5.50	9/30/2027	280,000	280,000	297,562
Veritas US, Inc./Veritas Bermuda Ltd.(d)	10.50	2/1/2024	831,000	766,740	781,472
WESCO Distribution, Inc.(d)	7.13	6/15/2025	191,000	191,000	208,056
WESCO Distribution, Inc.(d)	7.25	6/15/2028	197,000	195,553	215,848

Total Electronics			2,086,000	2,030,200	2,112,532

Finance — 7.4%*:
Alliance Data Systems Corp.(d)	4.75	12/15/2024	300,000	300,000	281,190
Ford Motor Credit Co. LLC	4.13	8/17/2027	225,000	225,000	218,812
Ford Motor Credit Co. LLC	4.13	8/4/2025	200,000	159,408	198,083
Ford Motor Credit Co. LLC	5.13	6/16/2025	233,000	233,000	240,281
Ford Motor Credit Co. LLC	5.60	1/7/2022	200,000	180,863	204,500
Ford Motor Credit Co. LLC	5.88	8/2/2021	200,000	185,891	203,750
Global Aircraft Leasing Co. Ltd.(d)	6.50	9/15/2024	518,125	518,125	288,855
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.75	9/15/2024	161,000	161,864	163,012
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	5/15/2026	500,000	500,000	521,250
LPL Holdings, Inc.(d)	5.75	9/15/2025	518,000	513,256	536,744
OneMain Finance Corp.	5.38	11/15/2029	302,000	303,978	314,080

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Finance (continued):
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer(d)	5.88%	10/1/2028	81,000	$81,000	$80,798
Service Properties Trust	3.95	1/15/2028	29,000	24,974	24,070
Service Properties Trust	4.38	2/15/2030	47,000	40,752	39,010
Service Properties Trust	4.95	2/15/2027	23,000	21,178	20,470
Service Properties Trust	7.50	9/15/2025	200,000	208,450	212,540

Total Finance			3,737,125	3,657,739	3,547,445

Healthcare, Education and Childcare — 7.0%*:
Bausch Health Americas., Inc.(d)	8.50	1/31/2027	175,000	179,918	192,281
Bausch Health Cos., Inc.(d)	5.88	5/15/2023	2,000	1,819	1,990
Bausch Health Cos., Inc.(d)	5.00	1/30/2028	130,000	130,000	126,263
Bausch Health Cos., Inc.(d)	5.25	1/30/2030	188,000	188,000	185,180
Bausch Health Cos., Inc.(d)	5.50	3/1/2023	37,000	32,179	36,861
Bausch Health Cos., Inc.(d)	7.00	1/15/2028	250,000	262,877	265,000
Centene Corp.	4.25	12/15/2027	108,000	107,172	113,014
Centene Corp.	4.63	12/15/2029	209,000	209,000	225,440
Centene Corp.(d)	5.25	4/1/2025	104,000	106,870	108,082
Centene Corp.(d)	5.38	6/1/2026	19,000	19,821	20,021
Encompass Health Corp.	4.63	4/1/2031	150,000	150,000	150,000
HCA, Inc.	3.50	9/1/2030	276,000	274,682	281,211
HCA, Inc.	5.38	2/1/2025	175,000	176,617	191,625
Molina Healthcare, Inc.(d)	4.38	6/15/2028	165,000	165,000	168,383
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(d)	7.25	2/1/2028	400,000	400,000	416,000
Par Pharmaceutical, Inc.(d)	7.50	4/1/2027	300,000	300,000	314,304
Radiology Partners, Inc.(d)	9.25	2/1/2028	176,000	176,000	183,040
Tenet Healthcare Corp.(d)	4.88	1/1/2026	125,000	125,000	127,270
Tenet Healthcare Corp.(d)	5.13	11/1/2027	125,000	125,000	128,400
Tenet Healthcare Corp.(d)	6.13	10/1/2028	150,000	150,000	145,875

Total Healthcare, Education and Childcare			3,264,000	3,279,955	3,380,240

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.8%*:
Newell Brands, Inc.	4.70	4/1/2026	142,000	135,329	151,230
Newell Brands, Inc.	5.88	4/1/2036	52,000	58,592	59,559
Resideo Funding, Inc.(d)	6.13	11/1/2026	192,000	189,017	189,120

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			386,000	382,938	399,909

Hotels, Motels, Inns and Gaming — 3.5%*:
Boyne USA, Inc.(d)	7.25	5/1/2025	125,000	125,000	131,250
Caesars Resort Collection LLC / CRC Finco, Inc.(d)	5.25	10/15/2025	104,000	93,415	100,620
Caesars Resort Collection LLC / CRC Finco, Inc.(d)	5.75	7/1/2025	125,000	125,000	128,906
ESH Hospitality, Inc.(d)	4.63	10/1/2027	265,000	265,000	260,037
Scientific Games International, Inc.(d)	5.00	10/15/2025	81,000	73,428	81,405
Scientific Games International, Inc.(d)	7.25	11/15/2029	74,000	62,612	75,110
Scientific Games International, Inc.(d)	8.63	7/1/2025	113,000	113,000	117,913
Wyndham Destinations, Inc.(d)	6.63	7/31/2026	170,000	170,000	178,094
Wyndham Hotels & Resorts, Inc.(d)	4.38	8/15/2028	125,000	125,000	121,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(d)	5.25	5/15/2027	98,000	98,000	91,140

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Hotels, Motels, Inns and Gaming (continued):
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(d)	5.50%	3/1/2025	250,000	$247,724	$235,937
Wynn Macau Ltd.(a),(d)	5.13	12/15/2029	188,000	188,000	180,381

Total Hotels, Motels, Inns and Gaming			1,718,000	1,686,179	1,702,043

Insurance — 0.7%*:
Acrisure LLC/Acrisure Finance, Inc.(d)	7.00	11/15/2025	275,000	263,944	270,153
Acrisure LLC/Acrisure Finance, Inc.(d)	8.13	2/15/2024	84,000	84,000	87,990

Total Insurance			359,000	347,944	358,143

Leisure, Amusement, Entertainment — 2.0%*:
Caesars Entertainment, Inc.(d)	6.25	7/1/2025	125,000	125,000	130,656
Caesars Entertainment, Inc.(d)	8.13	7/1/2027	300,000	297,928	318,000
Live Nation Entertainment, Inc.(d)	4.75	10/15/2027	251,000	250,024	235,077
RHP Hotel Properties LP / RHP Finance Corp.	4.75	10/15/2027	296,000	296,000	272,888

Total Leisure, Amusement, Entertainment			972,000	968,952	956,621

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.1%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.(d)	9.00	2/15/2023	278,000	272,224	257,150
Diebold Nixdorf, Inc.(d)	9.38	7/15/2025	276,000	290,547	291,180

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			554,000	562,771	548,330

Mining, Steel, Iron and Non-Precious Metals — 5.4%*:
Big River Steel LLC / BRS Finance Corp.(d)	6.63	1/31/2029	197,000	197,000	199,197
Cleveland-Cliffs, Inc.(d)	6.75	3/15/2026	72,000	71,482	73,260
Compass Minerals International, Inc.(d)	4.88	7/15/2024	124,000	117,953	126,506
First Quantum Minerals Ltd.(a),(d)	6.88	3/1/2026	229,000	229,000	220,699
First Quantum Minerals Ltd.(a),(d)	6.88	10/15/2027	250,000	250,000	240,937
First Quantum Minerals Ltd.(a),(d)	7.50	4/1/2025	158,000	151,794	156,279
Freeport-McMoRan, Inc.	4.13	3/1/2028	28,000	27,045	28,350
Freeport-McMoRan, Inc.	4.38	8/1/2028	125,000	125,000	129,244
Freeport-McMoRan, Inc.	4.63	8/1/2030	125,000	125,000	131,431
Hudbay Minerals, Inc.(a),(d)	6.13	4/1/2029	111,000	111,000	109,890
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,539	129,626
Northwest Acquisitions ULC/Dominion Finco, Inc.(a),(d),(e)	7.13	11/1/2022	493,000	498,177	7,888
Peabody Energy Corp.(d)	6.00	3/31/2022	524,000	525,036	303,920
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(d)	7.50	6/15/2025	196,000	201,274	176,796
Warrior Met Coal, Inc.(d)	8.00	11/1/2024	540,000	546,558	549,958

Total Mining, Steel, Iron and Non-Precious Metals			3,271,000	3,274,858	2,583,981

Oil and Gas — 12.5%*:
Antero Resources Corp.	5.38	11/1/2021	160,000	156,630	152,000
Apache Corp.	4.38	10/15/2028	51,000	47,050	46,665
Apache Corp.	4.75	4/15/2043	26,000	21,028	23,124
Apache Corp.	5.10	9/1/2040	51,000	41,386	45,677
Apache Corp.	5.35	7/1/2049	78,000	62,571	68,835

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
Buckeye Partners LP	5.85%	11/15/2043	26,000	$21,798	$24,085
Cenovus Energy, Inc.(a)	4.25	4/15/2027	37,000	33,836	33,451
Cenovus Energy, Inc.(a)	5.40	6/15/2047	54,000	47,649	45,622
Cenovus Energy, Inc.(a)	6.75	11/15/2039	61,000	57,819	61,326
Cheniere Energy Partners LP	4.50	10/1/2029	184,000	184,000	188,742
Cheniere Energy Partners LP	5.63	10/1/2026	250,000	250,000	260,000
Continental Resources, Inc.	3.80	6/1/2024	59,000	51,777	54,428
Continental Resources, Inc.	4.38	1/15/2028	66,000	54,547	57,173
CVR Energy, Inc.(d)	5.25	2/15/2025	300,000	300,000	261,000
CVR Energy, Inc.(d)	5.75	2/15/2028	300,000	300,000	255,000
DCP Midstream Operating LP(d)	6.45	11/3/2036	4,000	3,307	3,833
Endeavor Energy Resources LP / EER Finance, Inc.(d)	6.63	7/15/2025	115,000	116,150	118,162
EnLink Midstream Partners LP	4.85	7/15/2026	23,000	19,976	19,898
EnLink Midstream Partners LP	5.60	4/1/2044	126,000	79,771	80,955
EQM Midstream Partners LP(d)	6.00	7/1/2025	145,000	145,000	149,531
EQM Midstream Partners LP(d)	6.50	7/1/2027	119,000	119,000	126,142
Genesis Energy LP / Genesis Energy Finance Corp.	5.63	6/15/2024	56,000	51,849	47,730
Genesis Energy LP/Genesis Energy Finance Corp.	6.00	5/15/2023	18,000	17,845	16,335
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/1/2025	390,000	371,977	337,350
Harvest Midstream I LP(d)	7.50	9/1/2028	178,000	178,000	177,110
Hilcorp Energy I LP / Hilcorp Finance Co.(d)	5.75	10/1/2025	17,000	10,462	15,385
Hilcorp Energy I LP/Hilcorp Finance Co.(d)	5.00	12/1/2024	32,000	23,188	29,040
Hilcorp Energy I LP/Hilcorp Finance Co.(d)	6.25	11/1/2028	142,000	123,461	129,220
Jonah Energy LLC/Jonah Energy Finance Corp.(d)	7.25	10/15/2025	351,000	329,250	39,049
Jupiter Resources, Inc.(a),(b)	10.00	1/31/2024	48,085	48,085	46,711
Laredo Petroleum, Inc.	9.50	1/15/2025	150,000	150,000	89,388
Laredo Petroleum, Inc.	10.13	1/15/2028	150,000	150,000	88,500
MEG Energy Corp.(a),(d)	7.13	2/1/2027	270,000	270,000	242,144
Nabors Industries Ltd.(d)	7.25	1/15/2026	100,000	100,452	49,250
Nabors Industries Ltd.(d)	7.50	1/15/2028	72,000	72,000	34,650
Neptune Energy Bondco PLC(a),(d)	6.63	5/15/2025	242,000	242,189	215,845
Occidental Petroleum Corp.	2.70	8/15/2022	67,000	51,509	62,603
Occidental Petroleum Corp.	2.70	2/15/2023	27,000	17,428	24,705
Occidental Petroleum Corp.	2.90	8/15/2024	38,000	22,551	32,240
Occidental Petroleum Corp.	3.50	6/15/2025	75,000	54,753	62,250
Occidental Petroleum Corp.	4.20	3/15/2048	12,000	8,534	8,250
Occidental Petroleum Corp.	4.40	4/15/2046	78,000	55,677	55,396
Occidental Petroleum Corp.	4.40	8/15/2049	31,000	22,196	21,703
Occidental Petroleum Corp.	4.50	7/15/2044	32,000	23,165	22,900
Occidental Petroleum Corp.	5.88	9/1/2025	125,000	125,000	114,558
Occidental Petroleum Corp.	6.20	3/15/2040	217,000	197,990	179,806
Occidental Petroleum Corp.	6.38	9/1/2028	125,000	125,000	115,712
Occidental Petroleum Corp.	6.45	9/15/2036	86,000	79,053	73,315
Occidental Petroleum Corp.	6.60	3/15/2046	139,000	113,574	119,714
Occidental Petroleum Corp.	6.95	7/1/2024	36,000	21,800	34,841
Ovintiv, Inc.(a)	6.50	8/15/2034	42,000	37,793	39,111
Ovintiv, Inc.(a)	6.50	2/1/2038	19,000	18,242	17,255

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
Ovintiv, Inc.(a)	6.63%	8/15/2037	9,000	$7,929	$8,231
Ovintiv, Inc.(a)	7.20	11/1/2031	12,000	12,448	11,887
Ovintiv, Inc.(a)	7.38	11/1/2031	7,000	7,366	6,989
Parkland Fuel Corp.(a),(d)	5.88	7/15/2027	125,000	125,000	131,406
PBF Holding Co. LLC/PBF Finance Corp.(d)	6.00	2/15/2028	600,000	600,000	402,630
PBF Holding Co. LLC/PBF Finance Corp.	7.25	6/15/2025	350,000	358,111	264,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp.(d)	5.50	3/1/2030	6,000	5,425	6,006
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88	1/15/2029	24,000	23,766	25,673
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25	11/15/2023	53,000	46,240	52,470
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)	4.88	2/1/2031	227,000	227,000	219,832
Western Midstream Operating LP	5.05	2/1/2030	56,000	49,907	54,503
Western Midstream Operating LP	5.30	3/1/2048	157,000	120,956	126,385
Western Midstream Operating LP	5.45	4/1/2044	79,000	64,563	67,545

Total Oil and Gas			7,305,085	6,875,029	5,995,522

Personal and Non-Durable Consumer Products Mfg. Only — 0.4%*:
Clearwater Paper Corp.(d)	4.75	8/15/2028	177,000	177,000	177,443

Personal Transportation — 0.4%*:
American Airlines Group, Inc.(d)	3.75	3/1/2025	30,000	30,000	15,211
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(d)	6.50	6/20/2027	150,000	148,179	156,187

Total Personal Transportation			180,000	178,179	171,398

Personal, Food and Miscellaneous — 0.8%*:
Mattel, Inc.(d)	5.88	12/15/2027	159,000	157,842	171,124
Mattel, Inc.(d)	6.75	12/31/2025	132,000	134,274	139,260
Simmons Foods, Inc.(d)	7.75	1/15/2024	64,000	64,000	67,040

Total Personal, Food and Miscellaneous			355,000	356,116	377,424

Printing and Publishing — 0.8%*:
Cimpress plc(d)	7.00	6/15/2026	427,000	447,493	405,650

Retail Stores — 1.2%*:
Group 1 Automotive, Inc.(d)	4.00	8/15/2028	60,000	60,000	58,950
Penske Automotive Group, Inc.	3.50	9/1/2025	250,000	250,000	248,981
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	257,895

Total Retail Stores			560,000	560,000	565,826

Telecommunications — 8.6%*:
Altice Financing SA(a),(d)	5.00	1/15/2028	222,000	222,000	215,617
Altice Financing SA(a),(d)	7.50	5/15/2026	106,000	101,455	112,204
Banff Merger Sub, Inc.(d)	9.75	9/1/2026	185,000	183,517	195,563
Boxer Parent Co., Inc.(d)	9.13	3/1/2026	158,000	158,000	167,480
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	4.50	5/1/2032	79,000	79,833	82,456
CommScope Technologies Finance LLC(d)	6.00	6/15/2025	36,000	32,213	36,488
CommScope Technologies LLC(d)	5.00	3/15/2027	305,000	293,839	292,800
Consolidated Communications, Inc.(d)	6.50	10/1/2028	250,000	250,000	255,000

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Telecommunications (continued):
Hughes Satellite Systems Corp.	6.63%	8/1/2026	426,000	$430,378	$461,017
LCPR Senior Secured Financing DAC(a),(d)	6.75	10/15/2027	200,000	200,000	209,000
Midcontinent Communications/Midcontinent Finance Corp.(d)	5.38	8/15/2027	149,000	149,000	153,098
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.(d)	10.75	6/1/2028	49,000	54,095	53,410
Sprint Capital Corp.	6.88	11/15/2028	648,000	653,310	810,000
Sprint Capital Corp.	8.75	3/15/2032	52,000	73,423	76,118
Sprint Corp.	7.63	3/1/2026	114,000	114,000	137,756
Telecom Italia Capital SA(a)	6.00	9/30/2034	62,000	72,187	71,920
ViaSat, Inc.(d)	5.63	4/15/2027	149,000	149,000	153,284
ViaSat, Inc.(d)	6.50	7/15/2028	200,000	200,000	200,290
Virgin Media Finance plc(a),(d)	5.00	7/15/2030	117,000	117,000	116,415
Windstream Escrow LLC / Windstream Escrow Finance Corp.(d)	7.75	8/15/2028	87,000	87,000	85,478
Ziggo BV(a),(d)	4.88	1/15/2030	89,000	89,000	92,115
Ziggo BV(a),(d)	5.50	1/15/2027	140,000	134,944	146,650

Total Telecommunications			3,823,000	3,844,194	4,124,159

Utilities — 1.3%*:
PG&E Corp.	5.00	7/1/2028	95,000	95,000	92,150
PG&E Corp.	5.25	7/1/2030	82,000	82,000	79,335
Pike Corp.(d)	5.50	9/1/2028	167,000	167,000	168,034
Vistra Operations Co. LLC(d)	4.30	7/15/2029	250,000	249,518	272,880

Total Utilities			594,000	593,518	612,399

Total Corporate Bonds			47,462,210	46,919,283	45,498,797

Total Fixed Income			49,379,939	48,731,622	47,213,325

Total Investments			49,425,488	49,047,270	47,243,173

Other assets and liabilities – 1.7%*					808,668

Net Assets – 100.0%					$48,051,841

PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	92.0%
Canada	2.8%
Other (Individually less than 1%)	5.2%

Total	100.0%

(b)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(c)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2020. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Defaulted security.

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$111,188	$250,752	$568,620	**	$930,560
Limited Partnership	—	—	0	**	—
Warrants	—	22,004	0	**	22,004

Total Equities	111,188	272,756	568,620		952,564

Fixed Income:
Bank Loans	—	192,708,450	505,798	**	193,214,248
Corporate Bonds	—	12,039,863	5,862	**	12,045,725

Total Fixed Income	—	204,748,313	511,660		205,259,973

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	568,498	—		568,498

Total	$111,188	$205,589,567	$1,080,280		$206,781,035

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(21,876)	—		(21,876)

Total Investments	$111,188	$205,567,691	$1,080,280		$206,759,159

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
CTI Foods Holding Co, LLC	$568,620	Discounted Cash Flow	Average Enterprise Valuation Multiple: 4 year projection, 7.1x; EBITDA: $53.7 million; 15% discount rate
Travelex Topco Ltd.	$—	Zero Value	Valued at zero
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $20.4 million; 20% discount rate
Templar Energy LLC	$—	Broker Quote	Valued at zero until final accrual is received
Templar Energy LLC	$—	Broker Quote	Valued at zero until final accrual is received
Pinnacle Operating Corp, earnout shares	$—	Zero Value	Valued at zero
Appvion Holdings Corp	$—	Broker Quote	Valued at zero
Appvion Holdings Corp	$—	Broker Quote	Valued at zero
Bank Loans
CTI Foods Holding Co, LLC, 3M LIBOR	$311,616	Discounted Cash Flow	Average Enterprise Valuation Multiple: 3 year projection, 7.1x; EBITDA: $53.7 million;: 15% discount rate
CTI Foods Holding Co, LLC, 3M LIBOR	$189,108	Discounted Cash Flow	Average Enterprise Valuation Multiple: 3 year projection, 7.1x; EBITDA: $53.7 million;: 15% discount rate
Deoleo S.A.	$—	Zero Value	Valued at zero
Boomerang Tube LLC	$5,074	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $20.4 million; 20% discount rate
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached
Galapagos S.A.	$—	Zero Value	Valued at zero without primary asset attached
Travelex Financing PLC	$5,862-	Barings Supplied	Price taken from Barings sourced via Thomson Reuters

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$306,003	$503,143	**	$809,146
Limited Partnership	—	—	0	**	—
Warrants	—	—	0	**	—

Total Equities	—	306,003	503,143		809,146

Fixed Income:
Asset-Backed Securities	—	13,346,819	0	**	13,346,819
Bank Loans	—	61,123,466	10,172	**	61,133,638
Corporate Bonds	—	77,667,203	122,149	**	77,789,352

Total Fixed Income	—	152,137,488	132,321		152,269,809

Purchased Option:
Put Option Purchased	191,520	—	—		191,520
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	489,619	—		489,619

Total	$191,520	$152,933,110	$635,464		$153,760,094

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(13,978)	—		(13,978)
Put Option Written	(81,200)	—	—		(81,200)

Total Derivative Securities	(81,200)	(13,978)	—		(95,178)

Total Investments	$110,320	$152,919,132	$635,464		$153,664,916

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Innovation Group	$—	Zero Value	Valued at zero
Travelex Topco Ltd.	$—	Zero Value	Valued at zero
MModal, Inc.	$3,213	Analyst Priced	Analyst verified stale price and adjusted for cash receipts
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $20.4 million; 20% discount rate
Maxeda DIY B.V.	$57,685	Market Comparables	LTM EBITDA €115m; Net leverage €409m; Average Comparable Valuation: 6.0X
Maxeda DIY B.V.	$442,245	Market Comparables	LTM EBITDA €115m; Net leverage €409m; Average Comparable Valuation: 6.0X
Pinnacle Operating Corp, earnout shares	$—	Zero Value	Valued at zero
Appvion Holdings Corp	$—	Broker Quote	Valued at zero
Appvion Holdings Corp	$—	Broker Quote	Valued at zero
Asset Backed Securities
BlueMountain CLO Ltd.	$—	Zero Value	Valued at zero
Bank Loans
Deoleo S.A.	$—	Zero Value	Valued at zero
Boomerang Tube LLC	$10,172	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $20.4 million; 20% discount rate
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached
Travelex Financing PLC	$24,621	Barings Supplied	Price taken from Barings sourced via Thomson Reuters
Jupiter Resources, Inc.	$97,528	Broker Quote	$97.14: Price source depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$310,952,850	$7,886,603	$318,839,453
Corporate Bonds	—	314,318,503	—	314,318,503
Mortgage-Backed Securities	—	112,507,582	—	112,507,582
U.S. Treasury & Government Agencies	—	5,440,625	—	5,440,625

Total Fixed Income	—	743,219,560	7,886,603	751,106,163

Purchased Options:
Call Option Purchased	—	254,013	—	254,013
Put Options Purchased	—	854,377	—	854,377

Total Purchased Options	—	1,108,390	—	1,108,390

Short-Term Investments:
Commercial Paper	—	31,987,963	—	31,987,963

Total Short-Term Investments	—	31,987,963	—	31,987,963

Derivative Securities:
Centrally Cleared Credit Default Swaps*	—	20,709	—	20,709

Total	$—	$776,336,622	$7,886,603	$784,223,225

Liabilities:
Derivative Securities:
Futures*	(682,600)	—	—	(682,600)

Total Investments	$(682,600)	$776,336,622	$7,886,603	$783,540,625

*	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
SLM Student Loan Trust 2006-2	$2,382,760	Broker Quote	$602.32: Broker quote depth of 1
SoFi Alternative Trust 2019-C	$3,217,136	Broker Quote	$107.50: Broker quote depth of 1
SoFi Professional Loan Program 2018-A	$567,449	Broker Quote	$ 41.34: Broker quote depth of 1
SoFi Professional Loan Program 2018-B Trust	$467,423	Broker Quote	$ 36.93 Broker quote depth of 1
SoFi Professional Loan Program 2018-D Trust	$417,260	Broker Quote	$ 22.11: Broker quote depth of 1
SoFi Professional Loan Program 2019-A LLC	$834,575	Broker Quote	$ 23.69: Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2020	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2020	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2020
Asset - Backed Securities	$8,133,500	$(11,655)	$86,745	$—	$23,950	$—	$(345,937)	$7,886,603	$86,745

Total	$8,133,500	$(11,655)	$86,745	$—	$23,950	$—	$(345,937)	$7,886,603	$86,745

Diversified Income Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$17,106,016	$—	$17,106,016
Corporate Bonds	—	19,896,090	—	19,896,090
Mortgage-Backed Securities	—	3,596,327	—	3,596,327

Total Fixed Income	—	40,598,433	—	40,598,433

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	9,841	—	9,841
Futures*	60	—	—	60

Total Derivative Securities	60	9,841	—	9,901

Total	$60	$40,608,274	$—	$40,608,334

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(382)	—	(382)
Futures*	(29,369)	—	—	(29,369)

Total Derivative Securities	(29,369)	(382)	—	(29,751)

Total Investments	$(29,309)	$40,607,892	$—	$40,578,583

*	Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Corporate Bonds	$—	$23,265,975	$—	$23,265,975
Foreign Government	—	29,043,733	877,748	29,921,481

Total Fixed Income	—	52,309,708	877,748	53,187,456

Derivative Securities:
Centrally Cleared Interest Rate Swaps	—	779,210	—	779,210
Forward Foreign Currency Exchange Contracts	—	807,448	—	807,448
Futures*	3,764	—	—	3,764
OTC - Cross Currency Swaps	—	160,865	—	160,865
OTC - Interest Rate Swaps	—	204,725	—	204,725

Total Derivative Securities	3,764	1,952,248	—	1,956,012

Total	$3,764	$54,261,956	$877,748	$55,143,468

Liabilities:
Derivative Securities:
Centrally Cleared Interest Rate Swaps*	—	(3,903)	—	(3,903)
Forward Foreign Currency Exchange Contracts	—	(673,299)	—	(673,299)
OTC - Credit Default Swaps	—	(300,161)	—	(300,161)
OTC - Cross Currency Swaps	—	(245,598)	—	(245,598)

Total Derivative Securities	—	(1,222,961)	—	(1,222,961)

Total Investments	$3,764	$53,038,995	$877,748	$53,920,507

*	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Foreign Government
Asian Development Bank 7/14/21	$211,228	Broker Quote	$31.06: Broker quote depth of 1
European Bank for Reconstruction and Development 10/29/22	$371,728	Broker Quote	$30.98: Broker quote depth of 1
International Bank for Reconstruction and Development 11/22/21	$294,792	Broker Quote	$30.71: Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2020	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2020	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2020
Foreign Government	$1,016,514	$(3,075)	$(24,580)	$—	$—	$—	$(111,111)	$877,748	$(24,580)

Total	$1,016,514	$(3,075)	$(24,580)	$—	$—	$—	$(111,111)	$877,748	$(24,580)

Global Emerging Markets Equity Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$11,105,258	$—	$—	$11,105,258

Total Equities	11,105,258	—	—	11,105,258

Mutual Fund:
Mutual Fund	199,232	—	—	199,232

Total	$11,304,490	$—	$—	$11,304,490

Total Investments	$11,304,490	$—	$—	$11,304,490

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$29,848	$—		$29,848
Warrants	—	—	0	*	—

Total Equities	—	29,848	0		29,848

Fixed Income:
Bank Loans	—	1,714,528	—		1,714,528
Corporate Bonds	—	45,452,086	46,711	*	45,498,797

Total Fixed Income	—	47,166,614	46,711		47,213,325

Total	$—	$47,196,462	$46,711		$47,243,173

Total Investments	$—	$47,196,462	$46,711		$47,243,173

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2020 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Appvion Holdings Corp.	$—	Broker Quote	Valued at zero
Appvion Holdings Corp.	$—	Broker Quote	Valued at zero
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached
Jupiter Resources	$46,711	Broker Quote	$95.71: Price source depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.